                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5199
                                  ---------------------------------------------

                           SteinRoe Variable Investment Trust
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

        One Financial Center, Boston, Massachusetts              02111
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                             Vincent Pietropaolo, Esq.
                         Columbia Management Group, Inc.
                               One Financial Center
                                 Boston, MA 02111
-------------------------------------------------------------------------------
                       (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-772-3698
                                                   ----------------------------

Date of fiscal year end: 12/31/04
                        --------------------------
Date of reporting period: 6/30/04
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

[GRAPHIC]

SEMIANNUAL REPORT - CLASS B SHARES
JUNE 30, 2004

STEINROE VARIABLE INVESTMENT TRUST

PRESIDENT'S MESSAGE
SteinRoe Variable Investment Trust

Dear Shareholder:

We are pleased to let you know that FleetBoston Financial Corporation and Bank of America Corporation have merged, effective April 1, 2004. As a result of the merger, Columbia Management Group became part of the Bank of America family of companies. Looking ahead, we believe this merger will be a real benefit to our shareholders. Preserving and leveraging our strengths, the combined organization intends to deliver additional research and management capabilities, as well as new products to you. There are no immediate changes planned for fund names or customer service contacts.

As you might know, on March 15, 2004, FleetBoston Financial announced an agreement in principle between Columbia Management Advisors, Inc. and Columbia Funds Distributor, Inc. (collectively "Columbia Management") with the staff of the Securities and Exchange Commission ("SEC") and the New York Attorney General ("NYAG") to settle charges involving market timing in Columbia Management mutual funds. (Bank of America came to a similar settlement in principle at the same time.) Under the agreements Columbia Management agreed, among other things, to pay $70 million in disgorgement; $70 million in civil penalties and to reduce mutual fund fees by $80 million over a five-year period. Please rest assured that the settlement and all associated legal fees will be paid by Columbia Management; not by the affected funds or their shareholders. The agreement requires the final approval of the SEC and the NYAG.

SIX-MONTH ECONOMIC AND MARKET REVIEW

Uncertainty about the economic environment, interest rates and geopolitical factors weighed on investors during the period. Most segments of the financial markets delivered muted returns.

Despite strong profit growth, the US stock market made only modest headway during the period. The S&P 500 Index returned 3.44%, led by energy stocks which gained nearly 12% in the first half of 2004. Foreign stock markets did slightly better than the US market. The MSCI EAFE Index gained 4.56%. However, performance varied widely from market to market. Japanese stocks were strong. But emerging Asia markets, which had done well in 2003, pulled back in 2004. Some European markets registered solid gains, but Germany--Europe's largest market--slumped under the weight of mounting economic woes.

Although the bond market was essentially flat for the period, it experienced significant volatility. Early in the period, bonds gained as a weak job picture raised concerns about the sustainability of the economic recovery. However, when more than 1.2 million new jobs were added between March and June, the Federal Reserve Board signaled that it was prepared to put an end to the lowest short-term interest rates in four decades. Bond yields rose and prices fell in anticipation of the rate increase, which occurred on June 30. The Lehman Brothers Aggregate Bond Index returned 0.15% for the period. This index measures the performance of government, corporate, mortgage- and asset-backed fixed income securities. High-yield bonds were the strongest performing segment of the bond market. The Merrill Lynch US High Yield, Cash Pay Index gained 1.33% for the period.

ABOUT YOUR FUND'S PERFORMANCE

In the reports that follow your fund's managers will discuss the reasons for fund performance and the strategies that aided or hindered them during the six-month period ended June 30, 2004. As always, we encourage you to read the reports of the funds you own and to discuss them with your investment professional. We thank you for your business and look forward to helping you reach your financial goals.

Sincerely,


/s/ Thomas C. Theobald                            /s/ J. Kevin Connaughton

Thomas C. Theobald                                J. Kevin Connaughton
Chairman, Board of Trustees                       President, Columbia Funds

J. Kevin Connaughton was named president of Columbia Funds on February 27,
2004
                                                                May Lose Value
                                                      Not FDIC -----------------
                                                      Insured  No Bank Guarantee


Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

PERFORMANCE AT A GLANCE
SteinRoe Variable Investment Trust

                                                                              AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/04 (%)
                                                                               (CUMULATIVE)
                                                                    INCEPTION    6-MONTH    1-YEAR     5-YEAR     10-YEAR     LIFE
-----------------------------------------------------------------------------------------------------------------------------------
STEINROE VARIABLE INVESTMENT TRUST
Liberty Asset Allocation Fund, Variable Series -- Class B(1)          6/1/00       2.44      12.87       0.75       7.66         --
Liberty Federal Securities Fund, Variable Series -- Class B(1)        6/1/00       0.05      -0.57       5.97       6.65         --
Liberty Money Market Fund, Variable Series                            1/1/89       0.27       0.60       2.87       3.96         --
Liberty Small Company Growth Fund, Variable Series -- Class B(1)      6/1/00       5.38      29.75       6.33       7.05         --
Stein Roe Growth Stock Fund, Variable Series -- Class B(1)            6/1/00      -2.23      10.36      -7.67       8.44         --

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PROVIDED. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE CONTACT YOUR INSURANCE COMPANY.


(1) Class B shares (newer class shares) performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. If differences in expenses were reflected, the returns for the periods prior to the inception of the new class of shares would be lower.

TABLE OF CONTENTS
SteinRoe Variable Investment Trust

STEINROE VARIABLE INVESTMENT TRUST
   PORTFOLIO MANAGERS' DISCUSSIONS
   Liberty Asset Allocation Fund, Variable Series                   140
   Liberty Federal Securities Fund, Variable Series                 165
   Liberty Money Market Fund, Variable Series                       179
   Liberty Small Company Growth Fund, Variable Series               189
   Stein Roe Growth Stock Fund, Variable Series                     202

   FINANCIAL STATEMENTS
   Liberty Asset Allocation Fund, Variable Series                   142
   Liberty Federal Securities Fund, Variable Series                 167
   Liberty Money Market Fund, Variable Series                       181
   Liberty Small Company Growth Fund, Variable Series               191
   Stein Roe Growth Stock Fund, Variable Series                     204

                Must be preceded or accompanied by a prospectus.
                    Columbia Funds Distributor, Inc. 08/2004

PORTFOLIO MANAGERS' DISCUSSION
Liberty Asset Allocation Fund, Variable Series / June 30, 2004

Liberty Asset Allocation Fund, Variable Series seeks high total investment return.

Harvey B. Hirschhorn, CFA, is the lead portfolio manager of the fund. He has been associated with Columbia Management Advisors, Inc. and its predecessors since 1973. Mr. Hirschhorn is responsible for allocating the fund's assets among various asset classes. Security selection and buy/sell decisions are made by investment professionals with expertise in the specific asset classes.

The fund's overall allocation strategy benefited performance during the period. Higher exposure to stocks, lower exposure to bonds and a minimal cash position helped the fund outperform its peer group, the Lipper Balanced Funds Category.
(1) Within the equity portion of the portfolio, international stocks and real estate investment trusts (REITs) were strong performers. The fund benefited from its stake in international stocks, but potentially missed some gains due to a light exposure to REITs.

RESTRAINED STOCK MARKET PERFORMANCE

The period was characterized by a tug of war between relatively solid economic and profit activity, on one side, and a variety of uncertainties and risks on the other. A strong jobs report put the economic recovery on solid footing, and corporate profits logged double-digit gains. In many cases, earnings came in even better than upgraded estimates. But the pending transition of power to Iraq at the end of June weighed on the markets, and terrorist concerns continued throughout the reporting period. Oil prices soared, and by April it became clear that the Federal Reserve Board would probably increase interest rates, which it did on the last day of the period.

INTERNATIONAL AND VALUE STOCKS HELPED PERFORMANCE

Early in the period we shifted some assets out of large-cap growth stocks and added to our stake in international stocks. The combination of the weak dollar, improving corporate profits overseas and better valuations on foreign stocks led us to favor this sector. This was a good decision as international stocks had a slightly higher return than the S&P 500. Our large-cap value bias also helped performance as value stocks slightly outperformed growth during the period. Small- and mid-cap stocks, which the fund also owned, were even bigger winners. The fund's light exposure to REITs detracted modestly from performance.

RATE WORRIES LIMITED BOND RETURNS

Within the fixed-income portion of the portfolio, we owned corporate bonds and mortgage securities and had a modest exposure to US Treasury bonds. We somewhat reduced our high-yield bond holdings because higher-quality issues already had performed better as the economic rebound occurred. As the period began, opinion was divided over whether the Fed would raise short-term interest rates in 2004 or wait until next year. But surprisingly strong employment data released in early April made a rate increase much more likely, and the bond market sold off in anticipation. Bonds recovered somewhat by the end of the period, with high-yield securities providing slightly better returns than investment grade issues.

POSITIONED FOR A STEADILY GROWING ECONOMY

We believe the economy has the potential to continue expanding and expect to see real GDP growth approach 4% for the remainder of this year. If short-term rates continue to trend somewhat higher, long-term bond market yields also have the potential to rise. Corporate profits appear solid, although we expect the rate of growth to slow somewhat as the year wears on. In this environment, we are likely to continue to favor stocks over bonds in our asset allocation. We expect to continue to maintain our exposure to international stocks, a sector that has been more attractively valued than the US stock market.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence.

An investment in Liberty Asset Allocation Fund, Variable Series offers the potential for long-term growth, but also involves certain risks, including stock market fluctuations due to economic and business developments. In addition, because the fund invests in high-yield securities it offers the potential for high current income and attractive total return, but involves certain risks, including credit risks associated with lower-rated bonds and interest rate risks. The fund also invests in foreign securities, which have risks greater than US investments including currency fluctuations, political and economic instability and less regulation.

Investments in small-cap companies may be subject to greater volatility and price fluctuations because they may be thinly traded and less liquid than investments in larger companies.

An investment in the fund may be subject to certain risks associated with ownership of real estate such as possible declines in value, environmental problems, natural disasters, changes in interest rates and local economic conditions.

(1) Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.

PERFORMANCE INFORMATION
Liberty Asset Allocation Fund, Variable Series / June 30, 2004

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2004 (%)

                       (CUMULATIVE)
                          6-MONTH     1-YEAR   5-YEAR  10-YEAR
--------------------------------------------------------------
Class B (6/1/00)               2.44    12.87     0.75     7.66
S&P 500 Index                  3.44    19.11    -2.20    11.83
Lehman Brothers
Aggregate Bond Index           0.15     0.32     6.95     7.39
Lehman Brothers
Government/Credit
Bond Index                    -0.19    -0.72     7.11     7.43

Inception date of share class is in parentheses.

NET ASSET VALUE PER SHARE ($)               12/31/03   6/30/04
--------------------------------------------------------------
Class B                                      13.75      13.78

[CHART]

VALUE OF A $10,000 INVESTMENT, 7/1/94 - 6/30/04

CLASS B: $20,913

                                                              LEHMAN BROTHERS            LEHMAN BROTHERS
                       CLASS B SHARES       S&P 500 INDEX   AGGREGATE BOND INDEX   GOVERNMENT/CREDIT BOND INDEX
7/30/94                  $   10,000          $   10,000          $   10,000                 $   10,000
7/31/94                  $   10,213          $   10,328          $   10,199                 $   10,200
8/31/94                  $   10,442          $   10,751          $   10,211                 $   10,204
9/30/94                  $   10,189          $   10,488          $   10,061                 $   10,050
10/31/94                 $   10,173          $   10,724          $   10,052                 $   10,039
11/30/94                 $    9,873          $   10,334          $   10,030                 $   10,021
12/31/94                 $   10,024          $   10,487          $   10,099                 $   10,087
1/31/95                  $   10,139          $   10,758          $   10,299                 $   10,281
2/28/95                  $   10,496          $   11,178          $   10,544                 $   10,519
3/31/95                  $   10,661          $   11,508          $   10,609                 $   10,590
4/30/95                  $   10,891          $   11,846          $   10,757                 $   10,738
5/31/95                  $   11,236          $   12,320          $   11,173                 $   11,188
6/30/95                  $   11,442          $   12,605          $   11,255                 $   11,277
7/31/95                  $   11,771          $   13,024          $   11,230                 $   11,233
8/31/95                  $   11,796          $   13,057          $   11,366                 $   11,377
9/30/95                  $   12,026          $   13,608          $   11,476                 $   11,493
10/31/95                 $   11,911          $   13,559          $   11,626                 $   11,662
11/30/95                 $   12,314          $   14,154          $   11,800                 $   11,855
12/31/95                 $   12,575          $   14,427          $   11,965                 $   12,029
1/31/96                  $   12,826          $   14,917          $   12,044                 $   12,103
2/29/96                  $   12,933          $   15,056          $   11,835                 $   11,847
3/31/96                  $   13,094          $   15,201          $   11,752                 $   11,747
4/30/96                  $   13,148          $   15,424          $   11,686                 $   11,666
5/31/96                  $   13,255          $   15,822          $   11,662                 $   11,646
6/30/96                  $   13,398          $   15,882          $   11,819                 $   11,801
7/31/96                  $   13,148          $   15,180          $   11,851                 $   11,828
8/31/96                  $   13,336          $   15,501          $   11,831                 $   11,799
9/30/96                  $   13,720          $   16,373          $   12,036                 $   12,009
10/31/96                 $   14,104          $   16,825          $   12,304                 $   12,289
11/30/96                 $   14,712          $   18,097          $   12,514                 $   12,515
12/31/96                 $   14,543          $   17,739          $   12,398                 $   12,376
1/31/97                  $   14,998          $   18,847          $   12,436                 $   12,391
2/28/97                  $   14,836          $   18,994          $   12,467                 $   12,417
3/31/97                  $   14,473          $   18,214          $   12,329                 $   12,269
4/30/97                  $   14,907          $   19,301          $   12,514                 $   12,448
5/31/97                  $   15,514          $   20,477          $   12,633                 $   12,564
6/30/97                  $   15,878          $   21,394          $   12,783                 $   12,715
7/31/97                  $   16,788          $   23,097          $   13,128                 $   13,104
8/31/97                  $   16,212          $   21,803          $   13,016                 $   12,957
9/30/97                  $   16,919          $   22,998          $   13,208                 $   13,160
10/31/97                 $   16,616          $   22,230          $   13,399                 $   13,371
11/30/97                 $   16,787          $   23,259          $   13,461                 $   13,442
12/31/97                 $   16,989          $   23,660          $   13,597                 $   13,583
1/31/98                  $   17,140          $   23,922          $   13,771                 $   13,775
2/28/98                  $   17,623          $   25,647          $   13,760                 $   13,747
3/31/98                  $   18,036          $   26,960          $   13,807                 $   13,790
4/30/98                  $   18,081          $   27,232          $   13,878                 $   13,859
5/31/98                  $   17,846          $   26,764          $   14,010                 $   14,007
6/30/98                  $   18,103          $   27,851          $   14,129                 $   14,150
7/31/98                  $   18,036          $   27,555          $   14,159                 $   14,161
8/31/98                  $   16,429          $   23,571          $   14,390                 $   14,437
9/30/98                  $   17,009          $   25,082          $   14,727                 $   14,850
10/31/98                 $   17,755          $   27,121          $   14,649                 $   14,745
11/30/98                 $   18,368          $   28,764          $   14,732                 $   14,833
12/31/98                 $   19,115          $   30,421          $   14,776                 $   14,870
1/31/99                  $   19,595          $   31,693          $   14,881                 $   14,976
2/28/99                  $   19,148          $   30,707          $   14,621                 $   14,619
3/31/99                  $   19,505          $   31,935          $   14,701                 $   14,692
4/30/99                  $   19,770          $   33,171          $   14,748                 $   14,729
5/31/99                  $   19,479          $   32,389          $   14,618                 $   14,577
6/30/99                  $   20,143          $   34,186          $   14,572                 $   14,532
7/31/99                  $   19,793          $   33,119          $   14,509                 $   14,492
8/31/99                  $   19,684          $   32,957          $   14,502                 $   14,480
9/30/99                  $   19,720          $   32,054          $   14,670                 $   14,610
10/31/99                 $   20,226          $   34,083          $   14,724                 $   14,648
11/30/99                 $   20,528          $   34,775          $   14,723                 $   14,639
12/31/99                 $   21,507          $   36,823          $   14,652                 $   14,550
1/31/2000                $   20,986          $   34,975          $   14,604                 $   14,546
2/29/2000                $   21,131          $   34,314          $   14,780                 $   14,728
3/31/2000                $   22,287          $   37,670          $   14,976                 $   14,941
4/30/2000                $   21,558          $   36,536          $   14,932                 $   14,868
5/31/2000                $   21,065          $   35,787          $   14,925                 $   14,855
6/30/2000                $   21,884          $   36,671          $   15,235                 $   15,158
7/31/2000                $   21,805          $   36,099          $   15,374                 $   15,318
8/31/2000                $   22,950          $   38,340          $   15,597                 $   15,534
9/30/2000                $   22,209          $   36,316          $   15,695                 $   15,593
10/31/2000               $   21,973          $   36,164          $   15,798                 $   15,692
11/30/2000               $   20,932          $   33,314          $   16,058                 $   15,960
12/31/2000               $   21,256          $   33,477          $   16,356                 $   16,274
1/31/2001                $   21,711          $   34,666          $   16,624                 $   16,548
2/28/2001                $   20,395          $   31,504          $   16,769                 $   16,718
3/31/2001                $   19,508          $   29,507          $   16,853                 $   16,795
4/30/2001                $   20,429          $   31,799          $   16,782                 $   16,669
5/31/2001                $   20,304          $   32,012          $   16,883                 $   16,766
6/30/2001                $   20,012          $   31,234          $   16,947                 $   16,846
7/31/2001                $   19,956          $   30,928          $   17,327                 $   17,266
8/31/2001                $   19,162          $   28,992          $   17,526                 $   17,487
9/30/2001                $   18,213          $   26,650          $   17,731                 $   17,648
10/31/2001               $   18,465          $   27,159          $   18,102                 $   18,096
11/30/2001               $   19,260          $   29,242          $   17,852                 $   17,799
12/31/2001               $   19,260          $   29,499          $   17,737                 $   17,658
1/31/2002                $   19,079          $   29,068          $   17,881                 $   17,787
2/28/2002                $   18,869          $   28,507          $   18,055                 $   17,939
3/31/2002                $   19,256          $   29,579          $   17,755                 $   17,574
4/30/2002                $   18,825          $   27,787          $   18,099                 $   17,915
5/31/2002                $   18,797          $   27,581          $   18,253                 $   18,080
6/30/2002                $   17,994          $   25,617          $   18,410                 $   18,234
7/31/2002                $   17,062          $   23,622          $   18,633                 $   18,453
8/31/2002                $   17,163          $   23,775          $   18,948                 $   18,866
9/30/2002                $   16,057          $   21,191          $   19,255                 $   19,272
10/31/2002               $   16,804          $   23,056          $   19,166                 $   19,087
11/30/2002               $   17,421          $   24,414          $   19,160                 $   19,098
12/31/2002               $   16,961          $   22,981          $   19,557                 $   19,604
1/31/2003                $   16,645          $   22,379          $   19,575                 $   19,604
2/28/2003                $   16,416          $   22,043          $   19,845                 $   19,953
3/31/2003                $   16,499          $   22,257          $   19,829                 $   19,927
4/30/2003                $   17,405          $   24,091          $   19,993                 $   20,140
5/31/2003                $   18,281          $   25,360          $   20,365                 $   20,712
6/30/2003                $   18,518          $   25,685          $   20,325                 $   20,630
7/31/2003                $   18,563          $   26,137          $   19,642                 $   19,765
8/31/2003                $   18,904          $   26,647          $   19,771                 $   19,896
9/30/2003                $   18,859          $   26,364          $   20,295                 $   20,526
10/31/2003               $   19,496          $   27,856          $   20,107                 $   20,266
11/30/2003               $   19,734          $   28,101          $   20,155                 $   20,320
12/31/2003               $   20,401          $   29,574          $   20,360                 $   20,521
1/31/2004                $   20,728          $   30,118          $   20,523                 $   20,708
2/29/2004                $   21,010          $   30,537          $   20,745                 $   20,961
3/31/2004                $   21,037          $   30,076          $   20,901                 $   21,154
4/30/2004                $   20,446          $   29,603          $   20,357                 $   20,504
5/31/2004                $   20,552          $   30,009          $   20,276                 $   20,400
6/30/2004                $   20,913          $   30,582          $   20,394                 $   20,486

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PROVIDED. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE CONTACT YOUR INSURANCE COMPANY.

Total return performance includes changes in share price and reinvestment of all distributions. The S&P (Standard & Poor's) 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization US stocks. The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar denominated, and non-convertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year to final maturity. The Lehman Brothers Government/Credit Bond Index is an unmanaged index that tracks the performance of US government and corporate bonds rated investment grade or better, with maturities of at least one year. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

Class B shares (newer class shares) performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. If differences in expenses were reflected, the returns for the periods prior to the inception of the newer class shares would be lower.

Inception date of class A shares (oldest existing share class) is January 1, 1989.

INVESTMENT PORTFOLIO
Liberty Asset Allocation Fund, Variable Series / June 30, 2004 (Unaudited)

                                                         SHARES             VALUE
                                                     ---------------   ---------------
COMMON STOCKS--64.0%
CONSUMER DISCRETIONARY--8.3%
AUTO COMPONENTS--0.2%
Autoliv, Inc.                                                  2,320   $        97,904
BorgWarner, Inc.                                               1,800            78,786
Gentex Corp.                                                   2,760           109,517
Johnson Controls, Inc.                                         1,300            69,394
Lear Corp.                                                     1,800           106,182
Modine Manufacturing Co.                                         700            22,295
Standard Motor Products, Inc.                                  1,700            25,041
Superior Industries International                              1,800            60,210
                                                                       ---------------
                                                                               569,329
                                                                       ---------------
AUTOMOBILES--0.3%
General Motors Corp.                                          10,426           485,747
Honda Motor Co., Ltd.                                          6,200           299,804
                                                                       ---------------
                                                                               785,551
                                                                       ---------------
DISTRIBUTORS--0.0%
Brightpoint, Inc.                                                600             8,250
                                                                       ---------------
HOTELS, RESTAURANTS & LEISURE--1.4%
Alliance Gaming Corp. (a)                                      2,500            42,900
Bally Total Fitness Holding
   Corp. (a)                                                   2,900            14,500
Bob Evans Farms, Inc.                                            975            26,696
Brinker International, Inc. (a)                                2,600            88,712
Buca, Inc. (a)                                                 4,300            22,919
Carnival Corp.                                                 6,500           305,500
Carnival PLC                                                  10,233           498,194
Compass Group PLC                                             79,920           489,292
Darden Restaurants, Inc.                                       1,400            28,770
Dave & Buster's, Inc. (a)                                      2,100            39,459
Four Seasons Hotels, Inc.                                        310            18,665
Gaylord Entertainment Co. (a)                                  2,300            72,197
Harrah's Entertainment, Inc.                                   5,522           298,740
Hilton Hotels Corp.                                            9,395           175,311
International Game
   Technology, Inc.                                            1,030            39,758
Landry's Restaurants, Inc.                                     1,600            47,824
Lone Star Steakhouse & Saloon                                  2,000            54,380
Marcus Corp.                                                   2,100            36,225
Marriott International, Inc.,
   Class A                                                    13,095           653,179
Pinnacle Entertainment, Inc. (a)                               3,300            41,613
Prime Hospitality Corp. (a)                                    2,600            27,612
Scientific Games Corp., Class A (a)                            6,700           128,238
Six Flags, Inc. (a)                                            7,700            55,902
Starwood Hotels & Resorts
   Worldwide, Inc.                                             1,470            65,930
Wendy's International, Inc.                                   25,243           879,466
                                                                       ---------------
                                                                             4,151,982
                                                                       ---------------
HOUSEHOLD DURABLES--0.5%
American Greetings Corp.,
   Class A (a)                                                 1,200            27,816
CSS Industries, Inc.                                           1,000            35,040
Garmin Ltd.                                                    1,130            41,855
Kimball International, Inc.,
   Class B                                                     2,100   $        30,975
Newell Rubbermaid, Inc.                                        2,800            65,800
Nintendo Co., Ltd.                                             5,200           603,015
Royal Philips Electronics                                     25,100           679,530
Russ Berrie & Co, Inc.                                           700            13,601
                                                                       ---------------
                                                                             1,497,632
                                                                       ---------------
INTERNET & CATALOG RETAIL--0.2%
eBay, Inc. (a)                                                 6,860           630,777
                                                                       ---------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Action Performance Companies,
   Inc.                                                        2,400            36,168
Brunswick Corp.                                                  790            32,232
Jakks Pacific, Inc. (a)                                        1,900            39,501
M&F Worldwide Corp. (a)                                        1,800            24,660
Mattel, Inc.                                                  17,287           315,488
                                                                       ---------------
                                                                               448,049
                                                                       ---------------
MEDIA--2.4%
4Kids Entertainment Inc. (a)                                   2,000            47,840
Alliance Atlantis Communications,
   Inc., Class B (a)                                           2,600            47,842
Arbitron, Inc. (a)                                             1,600            58,432
British Sky Broadcast PLC (a)                                 37,000           418,516
Catalina Marketing Corp. (a)                                   1,400            25,606
Clear Channel Communications,
   Inc                                                        11,355           419,567
Cumulus Media, Inc., Class A (a)                               3,200            53,792
Gannett Co., Inc.                                              3,721           315,727
Grupo Televisa SA, ADR                                         6,800           307,836
Journal Communications, Inc.,
   Class A                                                     2,400            45,192
Knight-Ridder, Inc.                                              600            43,200
Liberty Corp.                                                    900            42,255
Lin TV Corp., Class A (a)                                      3,400            72,080
McGraw-Hill Companies, Inc.                                    8,012           613,479
MDC Partners, Inc., Class A (a)                                4,300            51,600
Media General, Inc., Class A                                     600            38,532
Mediacom Communications
   Corp. (a)                                                   4,300            33,626
New York Times Co., Class A                                    1,400            62,594
News Corp., Ltd., ADR                                         17,000           558,960
News Corporation                                              30,846           271,626
Omnicom Group, Inc.                                            6,600           500,874
Radio One, Inc., Class D (a)                                   2,500            40,025
Sinclair Broadcast Group, Inc.,
   Class A (a)                                                 7,100            72,917
Time Warner, Inc. (a)                                         42,038           739,028
TiVo, Inc. (a)                                                 5,100            36,159
Univision Communications, Inc.,
   Class A (a)                                                 3,500           111,755
Viacom, Inc., Class A                                          7,073           257,104
Viacom, Inc., Class B                                         13,390           478,291
WPP Group PLC                                                 44,650           454,791
XM Satellite Radio Holdings, Inc.,
   Class A (a)                                                28,360           773,944
                                                                       ---------------
                                                                             6,993,190
                                                                       ---------------

                       See Notes to Investment Portfolio.

                                                         SHARES             VALUE
                                                     ---------------   ---------------
MULTILINE RETAIL--0.4%
Dollar General Corp.                                           1,950   $        38,142
Federated Department Stores, Inc.                              3,700           181,670
Fred's, Inc.                                                   2,400            53,016
Ito-Yokado Co., Ltd.                                          12,000           515,001
ShopKo Stores, Inc. (a)                                        1,400            19,796
Target Corp.                                                   6,940           294,742
                                                                       ---------------
                                                                             1,102,367
                                                                       ---------------
SPECIALTY RETAIL--2.4%
Bed Bath & Beyond, Inc. (a)                                   17,640           678,258
Best Buy Co., Inc.                                            14,300           725,582
Boise Cascade Corp.                                            1,800            67,752
Bombay Co, Inc. (a)                                            7,500            45,975
Borders Group, Inc.                                            3,200            75,008
Building Material Holding Corp.                                  900            17,037
Chico's FAS, Inc. (a)                                         11,420           515,727
Compucom Systems, Inc. (a)                                     5,000            22,700
Cost Plus, Inc. (a)                                            2,100            68,145
Design Within Reach, Inc. (a)                                    600             9,858
Fast Retailing Co., Ltd.                                       4,800           390,023
GameStop Corp., Class A (a)                                    1,800            27,396
Goody's Family Clothing, Inc.                                  2,700            27,999
Hennes & Mauritz AB                                            9,400           243,367
Home Depot, Inc.                                              17,900           630,080
Lowe's Companies, Inc.                                        18,320           962,716
Monro Muffler, Inc. (a)                                        2,000            48,520
Movie Gallery, Inc.                                              600            11,730
Office Depot, Inc. (a)                                        34,668           620,904
Party City Corp. (a)                                           2,200            27,478
PETCO Animal Supplies, Inc. (a)                                1,700            54,757
Rent-Way, Inc. (a)                                             2,300            20,700
Ross Stores, Inc.                                              2,200            58,871
Sharper Image Corp. (a)                                        2,700            84,753
Signet Group PLC                                             129,800           269,985
Staples, Inc. (a)                                             31,590           925,903
TBC Corp. (a)                                                    600            14,280
TJX Companies, Inc.                                            7,590           183,223
Williams-Sonoma, Inc. (a)                                      1,880            61,965
                                                                       ---------------
                                                                             6,890,692
                                                                       ---------------
TEXTILES, APPAREL & LUXURY GOODS--0.4%
Adidas Salomon SA                                              2,900           347,055
Coach Inc. (a)                                                10,260           463,649
Culp Inc.                                                        300             2,334
Delta Apparel, Inc.                                              600            14,610
Hampshire Group Ltd. (a)                                       1,100            31,889
Kellwood Co.                                                   1,400            60,970
Russell Corp.                                                  1,600            28,736
Stride Rite Corp.                                              2,000            22,060
Tandy Brands Accessories, Inc.                                 1,000            13,500
Wolverine World Wide, Inc.                                     1,800            47,250
                                                                       ---------------
                                                                             1,032,053
                                                                       ---------------

CONSUMER STAPLES--5.4%
BEVERAGES--1.2%
Coca-Cola Co.                                                 18,800           949,024
Diageo PLC                                                    30,800   $       416,097
Pepsi Bottling Group, Inc.                                     2,600            79,404
PepsiCo, Inc.                                                 37,381         2,014,088
                                                                       ---------------
                                                                             3,458,613
                                                                       ---------------
FOOD & STAPLES RETAILING--0.6%
BJ's Wholesale Club, Inc. (a)                                    800            20,000
Costco Wholesale Corp.                                        28,587         1,174,068
Performance Food Group Co. (a)                                 1,000            26,540
Sysco Corp.                                                   14,990           537,691
Winn-Dixie Stores, Inc.                                        2,100            15,120
                                                                       ---------------
                                                                             1,773,419
                                                                       ---------------
FOOD PRODUCTS--1.5%
Bunge Ltd.                                                    10,500           408,870
Central Garden and Pet Co. (a)                                   900            32,193
ConAgra Foods, Inc.                                           26,148           708,088
Corn Products International, Inc.                              1,600            74,480
Dean Foods Co. (a)                                             6,860           255,947
Hershey Foods Corp.                                           13,000           601,510
Hormel Foods Corp.                                             1,600            49,760
John B. Sanfilippo & Son, Inc. (a)                               500            13,360
Kraft Foods, Inc.                                             20,114           637,212
Nestle SA, Registered Shares                                   4,780         1,275,664
Omega Protein Corp. (a)                                        2,200            21,340
Royal Numico NV                                                9,227           297,157
                                                                       ---------------
                                                                             4,375,581
                                                                       ---------------
HOUSEHOLD PRODUCTS--1.1%
Clorox Co.                                                    13,778           740,981
Kimberly-Clark Corp.                                          11,782           776,198
Procter & Gamble Co.                                          28,228         1,536,732
                                                                       ---------------
                                                                             3,053,911
                                                                       ---------------
PERSONAL PRODUCTS--0.6%
Alberto-Culver Co., Inc., Class B                             19,155           960,432
Avon Products, Inc.                                           15,400           710,556
                                                                       ---------------
                                                                             1,670,988
                                                                       ---------------
TOBACCO--0.4%
Altria Group, Inc.                                            24,424         1,222,421
Schweitzer-Mauduit International,
   Inc.                                                          500            15,315
                                                                       ---------------
                                                                             1,237,736
                                                                       ---------------

ENERGY--4.6%
ENERGY EQUIPMENT & SERVICES--0.7%
BJ Services Co. (a)                                            3,350           153,564
Halliburton Co.                                               36,505         1,104,641
Key Energy Services, Inc. (a)                                  4,100            38,704
Lufkin Industries, Inc.                                        1,300            41,574
Maverick Tube Corp. (a)                                        1,500            39,390
Nabors Industries Ltd. (a)                                     1,250            56,525
National-Oilwell, Inc. (a)                                     4,270           134,462
Noble Corp. (a)                                                1,300            49,257
Patterson-UTI Energy, Inc. (a)                                 2,420            80,852
Rowan Companies, Inc. (a)                                      1,760            42,821
Transocean, Inc. (a)                                           1,800            52,092
Unit Corp. (a)                                                 1,900            59,755

                       See Notes to Investment Portfolio.

                                                         SHARES             VALUE
                                                     ---------------   ---------------
Universal Compression Holdings,
   Inc. (a)                                                    1,100   $        33,748
Weatherford International Ltd. (a)                               800            35,984
Willbros Group, Inc. (a)                                       3,300            49,731
                                                                       ---------------
                                                                             1,973,100
                                                                       ---------------
OIL & GAS--3.9%
Amerada Hess Corp.                                             1,700           134,623
Apache Corp.                                                   1,490            64,890
Ashland, Inc.                                                  1,030            54,394
Atlas America, Inc. (a)                                          400             8,004
BP PLC                                                       110,800           979,682
BP PLC, ADR                                                   27,858         1,492,353
Carrizo Oil & Gas, Inc. (a)                                    3,800            38,798
Cimarex Energy Co. (a)                                           600            18,138
ConocoPhillips                                                20,114         1,534,497
Edge Petroleum Corp. (a)                                       1,300            22,100
Energy Partners Ltd. (a)                                       2,500            38,250
EOG Resources Inc.                                             5,940           354,677
Exxon Mobil Corp.                                             45,256         2,009,819
Harvest Natural Resources, Inc. (a)                            2,700            40,257
Magnum Hunter Resources, Inc. (a)                              3,100            32,178
Marathon Oil Corp.                                            31,177         1,179,738
Mission Resources Corp. (a)                                    2,800            15,960
Murphy Oil Corp.                                               1,130            83,281
Occidental Petroleum Corp.                                       500            24,205
Range Resources Corp.                                          2,000            29,200
Royal Dutch Petroleum Co.                                      6,360           326,530
Royal Dutch Petroleum Co., N.Y
   Registered Shares                                          13,376           691,138
Shell Transport & Trading Co. PLC                             81,900           602,639
Stone Energy Corp. (a)                                         1,100            50,248
Total SA                                                       4,850           927,153
Western Gas Resources, Inc.                                    3,600           116,928
Whiting Petroleum Corp. (a)                                      800            20,120
XTO Energy, Inc.                                              11,676           347,828
                                                                       ---------------
                                                                            11,237,628
                                                                       ---------------

FINANCIALS--13.2%
CAPITAL MARKETS--2.3%
Bank Austria Creditanstalt                                     4,100           240,819
Bank of New York Co., Inc.                                    28,663           844,985
Bear Stearns Companies, Inc.                                     800            67,448
Goldman Sachs Group, Inc.                                      4,665           439,256
Investors Financial Services Corp.                             2,309           100,626
Janus Capital Group, Inc.                                      7,300           120,377
Jefferies Group, Inc.                                          2,100            64,932
J.P. Morgan Chase & Co.                                       25,111           973,553
Kookmin Bank, ADR                                             16,060           503,963
LaBranche & Co., Inc.                                          1,800            15,156
Lehman Brothers Holdings, Inc.                                 1,000            75,250
Merrill Lynch & Co., Inc.                                     22,037         1,189,557
Morgan Stanley                                                13,506           712,712
OTP Bank                                                       8,600           356,169
State Street Corp.                                             8,649           424,147
Uniao de Bancos Brasileiros SA,
   GDR                                                        17,200           340,044
                                                                       ---------------
                                                                             6,468,994
                                                                       ---------------
COMMERCIAL BANKS--3.7%
Allied Irish Banks PLC                                         9,300   $       144,107
Bancfirst Corp.                                                  200            11,950
Bancorpsouth, Inc.                                             1,500            33,795
BancTrust Financial Group, Inc.                                1,300            22,776
Bank of Granite Corp.                                          1,400            29,274
Bank One Corp.                                                20,533         1,047,183
Banknorth Group, Inc.                                          2,700            87,696
Banco Santander Central
   Hispano SA                                                 55,500           578,010
Boston Private Financial Holdings,
   Inc.                                                        2,000            46,320
Bryn Mawr Bank Corp.                                           1,700            38,675
Capitol Bancorp Ltd.                                           1,500            39,015
Charter One Financial, Inc.                                    1,900            83,961
Chemical Financial Corp.                                       1,410            52,015
Chittenden Corp.                                               1,600            56,240
City National Corp.                                            1,300            85,410
Columbia Banking Systems, Inc.                                 1,000            22,200
Community Trust Bancorp, Inc.                                    800            24,400
Corus Bankshares, Inc.                                         1,300            53,443
Cullen/Frost Bankers, Inc.                                       800            35,800
DBS Group Holdings Ltd.                                       31,000           260,453
Dexia                                                         24,800           411,390
East-West Bancorp, Inc.                                        2,400            73,680
First Citizens BancShares, Inc.,
   Class A                                                       200            24,400
First Financial Bankshares, Inc.                                 675            28,303
ForeningsSparbanken AB                                        20,250           387,396
Greater Bay Bancorp                                            1,100            31,790
Hancock Holding Co.                                              700            20,342
Lloyds TSB Group PLC                                          72,890           572,352
MainSource Financial Group, Inc.                                 473             9,602
MASSBANK Corp.                                                   500            17,305
Mercantile Bank Corp.                                          1,585            57,773
Merchants Bancshares, Inc.                                     1,100            28,875
Mid-State Bancshares                                           2,000            47,020
Mitsubishi Tokyo Financial
   Group, Inc.                                                   100           930,927
National City Corp.                                           12,455           436,050
North Fork Bancorporation, Inc.                                2,100            79,905
Northrim BanCorp, Inc.                                         1,000            20,230
Omega Financial Corp.                                            300            10,329
Prosperity Bancshares, Inc.                                    2,400            58,440
Riggs National Corp.                                           2,200            46,464
Sanpaolo IMI S.p.A.                                           37,400           451,915
Sterling Bancshares, Inc.                                      3,300            46,827
S.Y. Bancorp, Inc.                                               200             4,682
Trico Bancshares                                               2,800            52,920
UBS AG                                                        11,350           801,739
UMB Financial Corp.                                              900            46,458
U.S. Bancorp                                                  46,263         1,275,008
Wachovia Corp.                                                13,701           609,694
Wells Fargo & Co.                                             22,628         1,295,000
Whitney Holding Corp.                                            800            35,736
Wintrust Financial Corp.                                         600            30,306
                                                                       ---------------
                                                                            10,695,581
                                                                       ---------------

                       See Notes to Investment Portfolio.

                                                         SHARES             VALUE
                                                     ---------------   ---------------
CONSUMER FINANCE--0.6%
American Express Co.                                          14,200   $       729,596
Cash America International, Inc.                               2,600            59,800
MBNA Corp.                                                    40,598         1,047,022
                                                                       ---------------
                                                                             1,836,418
                                                                       ---------------
DIVERSIFIED FINANCIAL SERVICES--1.6%
ACE Cash Express, Inc. (a)                                     1,800            46,242
Citigroup, Inc.                                               71,343         3,317,450
Commercial Capital Bancorp,
   Inc. (a)                                                    3,133            54,420
Greenhill & Co., Inc. (a)                                      1,500            31,365
Metris Companies, Inc.                                         4,300            37,367
MFC Bancorp Ltd.                                               3,500            65,065
MTC Technologies, Inc. (a)                                     2,300            59,386
National Financial Partners Corp.                              1,100            38,797
Nissin Co., Ltd.                                              36,000           147,772
Nomura Holdings, Inc.                                         57,000           848,729
                                                                       ---------------
                                                                             4,646,593
                                                                       ---------------
INSURANCE--3.1%
Aflac, Inc.                                                    8,559           349,292
Alleanza Assicurazioni S.p.A.                                 51,650           590,685
Ambac Financial Group, Inc.                                   11,180           821,059
American International Group, Inc.                            25,998         1,853,137
AmerUs Group Co.                                                 600            24,840
AXA                                                           21,700           480,211
Cincinnati Financial Corp.                                       735            31,987
CNA Surety Corp. (a)                                           2,300            25,185
Commerce Group, Inc.                                             700            34,559
Delphi Financial Group, Inc.,
   Class A                                                     1,300            57,850
Harleysville Group, Inc.                                       1,800            33,930
Horace Mann Educators Corp.                                    1,700            29,716
Infinity Property & Casualty Corp.                             2,600            85,800
Kansas City Life Insurance Co.                                   200             8,418
Lincoln National Corp.                                        11,641           550,037
Loews Corp.                                                      700            41,972
Marsh & McLennan Co., Inc.                                     6,926           314,302
Nationwide Financial Services,
   Inc., Class A                                               1,300            48,893
Navigators Group, Inc. (a)                                       700            20,223
Old Republic International Corp.                                 600            14,232
Philadelphia Consolidated Holding
   Co. (a)                                                     1,200            72,084
Phoenix Companies, Inc.                                        3,500            42,875
Procentury Corp. (a)                                           2,600            25,298
Progressive Corp.                                              3,200           272,960
Prudential PLC                                                59,300           512,058
Quanta Capital Holdings Ltd. (a)                               2,900            31,146
RLI Corp.                                                      1,100            40,150
St. Paul Travelers Companies, Inc.                            17,619           714,274
Swiss Re, Registered Shares                                    5,250           341,592
UICI (a)                                                         500            11,905
United National Group Ltd. (a)                                   700            10,577
Universal American Financial
   Corp. (a)                                                   1,500            16,470
Willis Group Holdings Ltd.                                    18,435           690,391
XL Capital Ltd., Class A                                       8,480           639,901
                                                                       ---------------
                                                                             8,838,009
                                                                       ---------------
REAL ESTATE--1.3%
Alexandria Real Estate Equities,
   Inc., REIT                                                  2,855   $       162,107
American Financial Realty
   Trust, REIT                                                 3,310            47,300
Apartment Investment & Management
   Co., Class A, REIT                                          1,040            32,375
Archstone-Smith Trust, REIT                                   12,705           372,638
AvalonBay Communities, Inc., REIT                              1,100            62,172
Boston Properties, Inc., REIT                                    770            38,562
Boykin Lodging Co., REIT                                       2,900            22,185
Brandywine Realty Trust, REIT                                  1,100            29,909
Brookfield Properties Co., REIT                                1,410            40,538
CenterPoint Properties Trust, REIT                               785            60,249
Chelsea Property Group, Inc.,
   REIT                                                          655            42,719
Corporate Office Properties Trust                              1,260            31,311
Cousins Properties, Inc., REIT                                 4,150           136,742
Duke Realty Corp., REIT                                        2,320            73,799
Eastgroup Properties, Inc., REIT                               1,300            43,771
Equity Office Properties Trust,
   REIT                                                        3,030            82,416
Equity One, Inc., REIT                                         1,700            30,736
Equity Residential, REIT                                       4,505           133,934
Essex Property Trust, Inc., REIT                                 340            23,239
First Potomac Realty Trust, REIT                               1,500            28,755
General Growth Properties,
   Inc., REIT                                                  4,140           122,420
Getty Realty Corp., REIT                                       1,100            27,676
Gladstone Commercial Corp.,
   REIT                                                        1,300            21,450
iStar Financial, Inc., REIT                                    4,020           160,800
Kimco Realty Corp., REIT                                       8,502           386,841
La Quinta Corp., REIT (a)                                      6,320            53,088
Liberty Property Trust, REIT                                   2,355            94,695
Mid-America Apartment
   Communities, Inc., REIT                                     1,300            49,257
Nationwide Health Properties,
   Inc., REIT                                                  2,200            41,580
Newcastle Investment Corp., REIT                               2,130            63,794
Pan Pacific Retail Properties,
   Inc., REIT                                                    975            49,257
ProLogis, REIT                                                 3,535           116,372
PS Business Parks, Inc., REIT                                  1,600            64,384
Public Storage, Inc., REIT                                     1,995            91,790
Regency Centers Corp., REIT                                    2,360           101,244
Rouse Co., REIT                                                2,095            99,512
Simon Property Group, Inc., REIT                               3,010           154,774
SL Green Realty Corp., REIT                                      880            41,184
St Joe Co., REIT                                               1,560            61,932
Tanger Factory Outlet Centers,
   Inc., REIT                                                    800            31,280
United Dominion Realty Trust,
   Inc., REIT                                                  1,710            33,824
Universal Health Realty Income
   Trust, REIT                                                   700            20,090
Urstadt Biddle Properties, Inc.,
   Class A, REIT                                               1,700            25,177

                       See Notes to Investment Portfolio.

                                                         SHARES             VALUE
                                                     ---------------   ---------------
Vornado Realty Trust, REIT                                     6,662   $       380,467
                                                                       ---------------
                                                                             3,788,345
                                                                       ---------------
THRIFTS & MORTGAGE FINANCE--0.6%
Countrywide Financial Corp.                                    5,484           385,251
Freddie Mac                                                   10,596           670,727
Golden West Financial Corp.                                    1,900           202,065
Greenpoint Financial Corp.                                     2,050            81,385
PMI Group, Inc.                                                2,800           121,856
Radian Group, Inc.                                             1,800            86,220
Sovereign Bancorp, Inc.                                        5,400           119,340
Webster Financial Corp.                                        1,800            84,636
                                                                       ---------------
                                                                             1,751,480
                                                                       ---------------

HEALTH CARE--7.3%
BIOTECHNOLOGY--0.7%
Affymetrix, Inc. (a)                                           1,240            40,585
Amgen, Inc. (a)                                               14,440           787,991
Amylin Pharmaceuticals, Inc. (a)                               4,870           111,036
Biogen Idec, Inc. (a)                                          4,700           297,275
BioMarin Pharmaceuticals, Inc. (a)                             6,100            36,600
Ciphergen Biosystems, Inc. (a)                                 3,700            27,084
Cytogen Corp. (a)                                              2,700            42,930
Exact Sciences Corp. (a)                                       4,400            27,060
Genentech, Inc. (a)                                            5,400           303,480
Ilex Oncology, Inc. (a)                                        2,600            64,974
Neopharm, Inc. (a)                                             5,406            55,844
Neurocrine Biosciences, Inc. (a)                               1,300            67,405
Protein Design Labs, Inc. (a)                                  2,700            51,651
Telik, Inc. (a)                                                2,700            64,449
                                                                       ---------------
                                                                             1,978,364
                                                                       ---------------
HEALTH CARE EQUIPMENT & SUPPLIES--2.1%
Alcon, Inc.                                                   12,950         1,018,518
Analogic Corp.                                                   700            29,701
Biomet, Inc.                                                   1,600            71,104
Bio-Rad Laboratories, Inc.,
   Class A (a)                                                 1,300            76,518
Boston Scientific Corp. (a)                                   12,940           553,832
Cardiac Science, Inc. (a)                                     10,000            24,500
Conceptus, Inc. (a)                                            3,800            42,750
Cytyc Corp. (a)                                                1,500            38,055
Fisher Scientific International (a)                            1,340            77,385
Integra LifeSciences Holdings
   Corp. (a)                                                   2,000            70,540
Kinetic Concepts, Inc. (a)                                     8,050           401,695
LCA-Vision, Inc. (a)                                           2,100            61,173
Medical Action Industries, Inc. (a)                            4,200            77,280
Millipore Corp. (a)                                            1,300            73,281
Ocular Sciences, Inc. (a)                                      1,100            41,800
Palomar Medical Technologies,
   Inc. (a)                                                    1,200            20,148
Smith & Nephew PLC (a)                                         7,251            78,080
Sola International, Inc. (a)                                   1,100            18,953
SonoSite, Inc. (a)                                             2,500            59,775
St. Jude Medical, Inc. (a)                                    10,230           773,900
SurModics, Inc. (a)                                            1,800            44,352
Thermo Electron Corp. (a)                                     20,400           627,096
Varian Medical Systems, Inc. (a)                              11,010   $       873,644
Zimmer Holdings, Inc. (a)                                     12,210         1,076,922
                                                                       ---------------
                                                                             6,231,002
                                                                       ---------------
HEALTH CARE PROVIDERS & SERVICES--1.4%
Advisory Board Co. (a)                                         1,900            67,640
Aetna, Inc.                                                   13,561         1,152,685
America Service Group, Inc. (a)                                1,255            43,611
Anthem, Inc. (a)                                               7,100           635,876
Capital Senior Living Corp. (a)                                  800             3,848
Caremark Rx, Inc. (a)                                         33,570         1,105,796
Chronimed, Inc. (a)                                            2,200            17,930
Community Health Systems,
   Inc. (a)                                                    3,150            84,326
Cross Country Healthcare, Inc. (a)                             1,400            25,410
DaVita, Inc. (a)                                               4,110           126,711
First Health Group Corp. (a)                                   3,900            60,879
Genesis HealthCare Corp. (a)                                     850            24,684
HCA, Inc.                                                      1,600            66,544
Hooper Holmes, Inc.                                            4,200            24,108
Isolagen, Inc. (a)                                             4,000            41,120
Kindred Healthcare, Inc. (a)                                   1,800            47,430
LifePoint Hospitals, Inc. (a)                                  1,400            52,108
Manor Care, Inc.                                               3,020            98,694
McKesson Corp.                                                 2,450            84,108
Orthodontic Centers of America,
   Inc. (a)                                                    3,500            28,665
Parexel International Corp. (a)                                2,300            45,540
Pediatrix Medical Group, Inc. (a)                                800            55,880
Province Healthcare Co. (a)                                    1,100            18,865
Stewart Enterprises, Inc.,
   Class A (a)                                                 5,300            43,142
U.S. Physical Therapy, Inc. (a)                                1,500            20,565
WellPoint Health Networks (a)                                    700            78,407
                                                                       ---------------
                                                                             4,054,572
                                                                       ---------------
PHARMACEUTICALS--3.1%
Advancis Pharmaceutical Corp. (a)                              5,000            33,950
Atrix Labs, Inc. (a)                                           1,700            58,276
Barr Pharmaceuticals, Inc. (a)                                 2,490            83,913
Bone Care International, Inc. (a)                              2,200            51,524
Bristol-Myers Squibb Co.                                      11,004           269,598
Caraco Pharmaceutical Laboratories
   Ltd. (a)                                                    1,300            12,532
DepoMed, Inc. (a)                                              8,900            44,055
DOV Pharmaceutical, Inc. (a)                                   3,700            51,652
Elan Corp., PLC, ADR (a)                                       4,730           117,020
Endo Pharmaceuticals Holdings,
   Inc. (a)                                                    3,640            85,358
GlaxoSmithKline PLC                                           32,450           658,455
IVAX Corp. (a)                                                 3,480            83,485
Johnson & Johnson Co.                                         23,933         1,333,068
Medicis Pharmaceutical Corp.,
   Class A                                                     3,580           143,021
Merck & Co., Inc.                                              6,981           331,598
Nektar Therapeutics (a)                                        3,300            65,868
Novartis AG, Registered Shares                                18,350           810,930
Noven Pharmaceuticals, Inc. (a)                                3,100            68,262
Novo-Nordisk A/S, Class B                                      8,400           433,211

                       See Notes to Investment Portfolio.

                                                         SHARES             VALUE
                                                     ---------------   ---------------
Pfizer, Inc.                                                  72,202   $     2,475,085
Renovis, Inc. (a)                                              3,700            33,892
Salix Pharmaceuticals Ltd. (a)                                 2,600            85,670
Taro Pharmaceuticals Industries
   Ltd. (a)                                                    1,300            56,550
Teva Pharmaceutical Industries
   Ltd., ADR                                                  21,430         1,442,025
                                                                       ---------------
                                                                             8,828,998
                                                                       ---------------

INDUSTRIALS--7.6%
AEROSPACE & DEFENSE--1.1%
AAR Corp. (a)                                                  2,386            27,081
Alliant Techsystems, Inc. (a)                                    800            50,672
Armor Holdings, Inc. (a)                                         500            17,000
DRS Technologies, Inc. (a)                                     2,100            66,990
Esterline Technologies Corp. (a)                               1,700            50,201
General Dynamics Corp.                                         7,542           748,921
Herley Industries, Inc. (a)                                    1,200            23,448
Honeywell International, Inc.                                 22,025           806,776
Kaman Corp., Class A                                           2,200            30,778
L-3 Communications Holdings, Inc.                                810            54,108
Ladish Co., Inc. (a)                                           2,500            21,250
Northrop Grumman Corp.                                           600            32,220
Precision Castparts Corp.                                      1,000            54,690
Raytheon Co.                                                   8,915           318,890
United Technologies Corp.                                      8,147           745,288
                                                                       ---------------
                                                                             3,048,313
                                                                       ---------------
AIR FREIGHT & LOGISTICS--0.3%
CNF, Inc.                                                      1,200            49,872
EGL, Inc. (a)                                                  3,100            82,460
Exel PLC                                                      17,900           249,601
HUB Group, Inc., Class A (a)                                   1,350            46,035
Ryder System, Inc.                                               800            32,056
UTI Worldwide, Inc.                                            1,100            57,959
Yamato Transport Co., Ltd                                     17,000           277,452
                                                                       ---------------
                                                                               795,435
                                                                       ---------------
AIRLINES--0.1%
AMR Corp. (a)                                                  4,200            50,862
Atlantic Coast Airlines Holdings,
   Inc. (a)                                                    1,500             8,610
MAIR Holdings, Inc. (a)                                        1,300            10,608
Ryanair Holdings PLC, ADR (a)                                  4,000           131,120
Skywest, Inc.                                                  1,700            29,597
                                                                       ---------------
                                                                               230,797
                                                                       ---------------
BUILDING PRODUCTS--0.0%
Jacuzzi Brands, Inc. (a)                                       2,000            16,120
Masco Corp.                                                    2,070            64,543
NCI Building Systems, Inc. (a)                                 1,300            42,315
                                                                       ---------------
                                                                               122,978
                                                                       ---------------
COMMERCIAL SERVICES & SUPPLIES--1.6%
ABM Industries, Inc.                                           1,600            31,152
ActivCard Corp. (a)                                            2,700            19,602
Adecco SA, Registered Shares                                   8,700           434,662
Angelica Corp.                                                 1,300            32,643
Avery Dennison Corp.                                           1,733   $       110,929
Bellsystem 24, Inc.                                              700           147,192
Brink's Co.                                                    4,200           143,850
Casella Waste Systems, Inc.,
   Class A (a)                                                 3,700            48,655
Cendant Corp.                                                 38,500           942,480
Century Business Services, Inc. (a)                            2,254             9,827
ChoicePoint, Inc. (a)                                          1,620            73,969
Consolidated Graphics, Inc. (a)                                1,700            74,885
Corporate Executive Board Co.                                  3,100           179,149
Danka Business Systems PLC,
   ADR (a)                                                     2,500            11,300
Education Management Corp. (a)                                 2,400            78,864
Electro Rent Corp. (a)                                           700             7,329
First Consulting Group, Inc. (a)                               2,310            12,751
Healthcare Services Group, Inc.                                2,050            31,365
Imagistics International, Inc. (a)                             1,800            63,720
Laureate Education, Inc. (a)                                   1,400            53,536
Lightbridge, Inc. (a)                                          2,900            16,240
Manpower, Inc.                                                 3,650           185,310
Navigant Consulting, Inc. (a)                                  2,400            51,456
NCO Group, Inc. (a)                                            3,100            82,739
Robert Half International, Inc.                                  730            21,732
Secom Co., Ltd.                                               17,000           724,579
Sourcecorp, Inc. (a)                                           1,100            30,272
TeleTech Holdings, Inc. (a)                                    3,100            27,187
United Rentals, Inc. (a)                                       1,500            26,835
Waste Management, Inc.                                        31,098           953,154
                                                                       ---------------
                                                                             4,627,364
                                                                       ---------------
CONSTRUCTION & ENGINEERING--0.1%
Chicago Bridge & Iron Co. NV, N.Y.
   Registered Shares                                           2,000            55,700
Comfort Systems USA, Inc. (a)                                  3,800            24,282
EMCOR Group, Inc. (a)                                            600            26,388
Jacobs Engineering Group, Inc. (a)                             1,340            52,769
Mastec, Inc. (a)                                                 700             3,801
Quanta Services, Inc. (a)                                      1,100             6,842
Washington Group International,
   Inc. (a)                                                    1,100            39,479
                                                                       ---------------
                                                                               209,261
                                                                       ---------------
ELECTRICAL EQUIPMENT--0.2%
American Power Conversion                                      3,830            75,259
Ametek, Inc.                                                   1,700            52,530
C&D Technologies, Inc.                                         1,700            30,311
Genlyte Group, Inc. (a)                                          600            37,728
Hubbell, Inc., Class B                                           800            37,368
Plug Power, Inc. (a)                                           4,600            34,408
Powell Industries, Inc. (a)                                      200             3,416
Ushio, Inc.                                                   11,000           199,010
Woodward Governor Co.                                            600            43,266
                                                                       ---------------
                                                                               513,296
                                                                       ---------------
INDUSTRIAL CONGLOMERATES--2.3%
3M Co.                                                         8,900           801,089
Allete, Inc.                                                   1,600            53,280
Carlisle Companies, Inc.                                       1,700           105,825
General Electric Co.                                          97,114         3,146,494

                       See Notes to Investment Portfolio.

                                                         SHARES             VALUE
                                                     ---------------   ---------------

Textron, Inc.                                                 14,747   $       875,234
Tyco International Ltd.                                       52,870         1,752,112
                                                                       ---------------
                                                                             6,734,034
                                                                       ---------------
MACHINERY--1.3%
AGCO Corp. (a)                                                 2,000            40,740
Alamo Group, Inc.                                                800            12,720
Atlas Copco AB, Class B                                        8,600           319,742
Briggs & Stratton Corp.                                          600            53,010
Cuno, Inc. (a)                                                 1,200            64,020
Deere & Co.                                                    9,955           698,244
Donaldson Co., Inc.                                            4,250           124,525
Dover Corp.                                                   16,207           682,315
EnPro Industries, Inc. (a)                                     2,200            50,556
Harsco Corp.                                                   1,300            61,100
Ingersoll-Rand Co., Ltd., Class A                              1,300            88,803
ITT Industries, Inc.                                          12,100         1,004,300
Kadant, Inc. (a)                                               1,700            39,321
Navistar International Corp. (a)                               3,000           116,280
Parker Hannifin Corp.                                            800            47,568
RAE Systems, Inc. (a)                                          6,600            35,640
Robbins & Myers, Inc.                                          1,686            37,851
Stewart & Stevenson Services                                   2,600            46,592
Tecumseh Products Co., Class A                                   700            28,833
Tomra Systems ASA                                             37,100           174,886
UNOVA, Inc. (a)                                                  900            18,225
                                                                       ---------------
                                                                             3,745,271
                                                                       ---------------
ROAD & RAIL--0.4%
Covenant Transport, Inc.,
   Class A (a)                                                 1,300            22,217
Dollar Thrifty Automotive Group,
   Inc. (a)                                                    1,100            30,184
East Japan Railway                                               167           937,194
Genesee & Wyoming, Inc.,
   Class A (a)                                                 2,571            60,933
Heartland Express, Inc.                                        2,100            57,456
Sirva, Inc. (a)                                                2,400            55,200
U.S. Xpress Enterprises, Inc.,
   Class A (a)                                                   700            11,011
Werner Enterprises, Inc.                                       2,100            44,310
                                                                       ---------------
                                                                             1,218,505
                                                                       ---------------
TRADING COMPANIES & DISTRIBUTORS--0.2%
Aceto Corp.                                                    2,500            44,000
Hughes Supply, Inc.                                              901            53,096
Mitsubishi Corp.                                              49,000           476,190
Watsco, Inc.                                                   1,900            53,333
                                                                       ---------------
                                                                               626,619
                                                                       ---------------

INFORMATION TECHNOLOGY--10.9%
COMMUNICATIONS EQUIPMENT--1.6%
3Com Corp. (a)                                                 6,010            37,562
Adtran, Inc.                                                   1,340            44,716
Anaren, Inc. (a)                                               2,200            35,948
Andrew Corp. (a)                                               9,860           197,299
Avaya, Inc. (a)                                                4,680            73,897
Black Box Corp.                                                  600            28,356
Cable Design Technologies
   Corp. (a)                                                   2,100   $        22,260
Cisco Systems, Inc. (a)                                       62,100         1,471,770
Comverse Technology, Inc. (a)                                  8,650           172,481
Datacraft Asia Ltd.                                           76,000            77,296
F5 Networks, Inc. (a)                                          2,100            55,608
Finisar Corp. (a)                                             12,800            25,344
Foundry Networks, Inc. (a)                                     1,560            21,949
Inter-Tel, Inc.                                                2,093            52,262
Juniper Networks, Inc. (a)                                     8,600           211,302
Motorola, Inc.                                                 4,400            80,300
NMS Communications Corp. (a)                                   5,200            38,376
Netopia, Inc.                                                  3,300            21,780
Nokia Oyj                                                     19,560           283,121
Nokia Oyj, ADR                                                46,213           671,937
Polycom, Inc. (a)                                              5,090           114,067
QUALCOMM, Inc.                                                11,670           851,677
Tollgrade Communications, Inc. (a)                             1,700            18,054
                                                                       ---------------
                                                                             4,607,362
                                                                       ---------------
COMPUTERS & PERIPHERALS--1.4%
Advanced Digital Information
   Corp. (a)                                                     500             4,850
Applied Films Corp. (a)                                        2,200            63,844
Cray, Inc. (a)                                                 6,400            42,368
Dell, Inc. (a)                                                24,760           886,903
Electronics for Imaging (a)                                    1,100            31,086
EMC Corp. (a)                                                 56,600           645,240
Hutchinson Technology, Inc. (a)                                1,000            24,590
Hypercom Corp. (a)                                             3,500            29,575
Imation Corp.                                                    300            12,783
Innovex, Inc. (a)                                              2,100             9,597
Intergraph Corp. (a)                                             661            17,093
International Business Machines
   Corp.                                                      15,639         1,378,578
Lenovo Group Ltd.                                            338,000            93,599
Lexmark International, Inc. (a)                                8,120           783,824
PalmSource Inc (a)                                             3,300            56,562
Pinnacle Systems, Inc. (a)                                     6,000            42,900
Seagate Technology (a)                                         2,700            38,961
                                                                       ---------------
                                                                             4,162,353
                                                                       ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.3%
Agilent Technologies, Inc. (a)                                 3,890           113,899
Agilysys, Inc.                                                 1,400            19,306
Amphenol Corp., Class A (a)                                    8,750           291,550
Anixter International, Inc. (a)                                2,100            71,463
Arrow Electronics, Inc. (a)                                    2,600            69,732
AVX Corp.                                                      3,600            52,020
Benchmark Electronics, Inc. (a)                                  850            24,735
CDW Corp.                                                      1,420            90,539
Checkpoint Systems, Inc. (a)                                   1,700            30,481
Flextronics International Ltd. (a)                            21,360           340,692
Global Imaging Systems, Inc. (a)                               2,200            80,652
Hoya Corp.                                                     3,500           367,260
Identix, Inc. (a)                                              3,400            25,398
Itron, Inc. (a)                                                2,800            64,232
Littelfuse, Inc. (a)                                           1,900            80,579
MTS Systems Corp.                                              1,200            28,140

                       See Notes to Investment Portfolio.

                                                         SHARES             VALUE
                                                     ---------------   ---------------
NU Horizons Electronics Corp. (a)                              2,900   $        26,100
OSI Systems, Inc. (a)                                          1,800            35,874
Planar Systems, Inc. (a)                                       1,300            17,407
Samsung Electronics Co., Ltd.                                  4,525           931,019
Samsung Electronics Co., Ltd., GDR                             3,850           796,449
Varian, Inc. (a)                                               1,300            54,795
Vishay Intertechnology, Inc. (a)                               7,710           143,252
                                                                       ---------------
                                                                             3,755,574
                                                                       ---------------
INTERNET SOFTWARE & SERVICES--0.4%
Check Point Software Technologies
   Ltd. (a)                                                    3,190            86,098
Corillian Corp. (a)                                           11,100            55,944
Digital River, Inc. (a)                                        1,800            58,734
Digitas, Inc. (a)                                              6,500            71,695
Equinix, Inc. (a)                                              1,200            40,728
Internet Security Systems (a)                                  1,700            26,078
Keynote Systems, Inc. (a)                                      2,200            30,250
Modem Media, Inc. (a)                                          2,000            10,520
PEC Solutions, Inc. (a)                                          900            10,737
Retek, Inc. (a)                                                6,300            38,682
T-Online International AG                                     22,140           253,525
Telecommunication Systems,
   Inc. (a)                                                    7,200            40,896
Yahoo!, Inc. (a)                                              14,380           522,425
                                                                       ---------------
                                                                             1,246,312
                                                                       ---------------
IT SERVICES--0.8%
Accenture Ltd., Class A (a)                                   27,846           765,208
Acxiom Corp.                                                   1,700            42,211
Affiliated Computer Services, Inc.,
   Class A (a)                                                 1,700            89,998
Cognizant Technology Solutions
   Corp. (a)                                                  21,400           543,774
Computer Horizons Corp. (a)                                    3,100            12,369
DST Systems, Inc. (a)                                          1,950            93,776
Inforte Corp. (a)                                              2,100            21,208
Maximus, Inc. (a)                                                700            24,822
MPS Group, Inc. (a)                                            6,300            76,356
Paychex, Inc.                                                 16,100           545,468
                                                                       ---------------
                                                                             2,215,190
                                                                       ---------------
OFFICE ELECTRONICS--0.3%
Canon, Inc.                                                    3,000           159,000
Xerox Corp. (a)                                               49,845           722,752
                                                                       ---------------
                                                                               881,752
                                                                       ---------------
SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT--2.3%
Altera Corp. (a)                                               3,340            74,215
Amkor Technology, Inc. (a)                                     2,290            18,732
ARM Holdings PLC, ADR (a)                                      6,820            45,353
Artisan Components, Inc. (a)                                   3,200            82,560
ASML Holding NV, N.Y. Registered
   Shares (a)                                                 11,321           193,130
August Technology Corp. (a)                                    3,100            38,874
Broadcom Corp., Class A (a)                                    6,000           280,620
Brooks Automation, Inc. (a)                                    3,000            60,450
DSP Group, Inc. (a)                                            1,400            38,136
Entegris, Inc. (a)                                             7,300            84,461
Exar Corp. (a)                                                 1,700   $        24,922
Fairchild Semiconductor International,
   Inc. (a)                                                    2,150            35,196
FEI Co. (a)                                                    2,500            59,775
Integrated Circuit Systems, Inc. (a)                           1,300            35,308
Intel Corp. (a)                                               85,240         2,352,624
IXYS Corp. (a)                                                 6,700            52,796
Lattice Semiconductor Corp. (a)                                3,800            26,638
Leadis Technology, Inc. (a)                                    2,600            34,866
Linear Technology Corp.                                        4,300           169,721
Marvell Technology Group Ltd. (a)                             13,620           363,654
Microchip Technology, Inc.                                    14,250           449,445
Monolithic System Technology,
   Inc. (a)                                                    3,100            23,343
Mykrolis Corp. (a)                                             3,600            62,712
National Semiconductor Corp. (a)                               1,790            39,362
NVIDIA Corp. (a)                                               2,790            57,195
Pericom Semiconductor Corp. (a)                                1,700            18,207
PMC - Sierra, Inc. (a)                                         5,200            74,620
Silicon Image, Inc. (a)                                        7,400            97,162
Silicon Laboratories, Inc. (a)                                 9,800           454,230
Silicon Storage Technology, Inc. (a)                           6,600            67,980
Skyworks Solutions, Inc. (a)                                   3,000            26,190
Taiwan Semiconductor Manufacturing
   Co., Ltd., ADR (a)                                         33,085           274,937
Teradyne, Inc. (a)                                             1,900            43,130
Texas Instruments, Inc.                                       16,400           396,552
Transmeta Corp. (a)                                            8,694            19,040
Ultratech, Inc. (a)                                            3,300            53,724
United Microelectronics Corp.,
   ADR (a)                                                    17,950            77,364
Xilinx, Inc. (a)                                               9,090           302,788
Zoran Corp. (a)                                                1,200            22,020
                                                                       ---------------
                                                                             6,632,032
                                                                       ---------------
SOFTWARE--2.8%
Activision, Inc. (a)                                           3,578            56,890
Amdocs Ltd. (a)                                               21,610           506,322
BEA Systems, Inc. (a)                                          2,240            18,413
BMC Software, Inc. (a)                                         2,950            54,575
Captaris, Inc. (a)                                             4,700            30,362
Captiva Software Corp. (a)                                     4,800            46,512
Dassault Systemes SA                                          11,100           516,535
Electronic Arts, Inc. (a)                                     11,958           652,309
Epicor Software Corp. (a)                                      3,300            46,365
Fair Isaac Corp.                                               1,620            54,076
Hyperion Solutions Corp. (a)                                   1,030            45,032
Lawson Software, Inc. (a)                                      2,100            14,868
Magma Design Automation,
   Inc. (a)                                                    3,400            65,382
Manhattan Associates, Inc. (a)                                 1,800            55,584
Mercury Interactive Corp. (a)                                  8,660           431,528
Micromuse, Inc. (a)                                            6,800            45,492
Microsoft Corp.                                              106,397         3,038,698
MSCSoftware Corp. (a)                                          2,900            25,955
OpenTV Corp. (a)                                              11,100            23,088
Oracle Corp. (a)                                              48,640           580,275
PLATO Learning, Inc. (a)                                       3,800            37,658

                       See Notes to Investment Portfolio.

                                                         SHARES             VALUE
                                                     ---------------   ---------------
Red Hat, Inc. (a)                                             15,600   $       358,332
Reynolds & Reynolds Co., Class A                               2,400            55,512
SAP AG, ADR                                                   14,700           614,607
ScanSoft, Inc. (a)                                             6,200            30,690
Seachange International, Inc. (a)                              1,900            32,072
Siebel Systems, Inc. (a)                                       5,970            63,760
Sybase, Inc. (a)                                               1,300            23,400
Symantec Corp. (a)                                             3,900           170,742
Synopsys, Inc. (a)                                             1,240            35,253
Take-Two Interactive Software,
   Inc. (a)                                                    1,200            36,768
VERITAS Software Corp. (a)                                     7,750           214,675
Verity, Inc. (a)                                               2,300            31,073
                                                                       ---------------
                                                                             8,012,803
                                                                       ---------------

MATERIALS--3.0%
CHEMICALS--1.3%
Air Products & Chemicals, Inc.                                19,430         1,019,104
Cytec Industries, Inc.                                           800            36,360
Eastman Chemical Co.                                           1,800            83,214
Engelhard Corp.                                                1,800            58,158
H.B. Fuller Co.                                                1,000            28,400
International Flavors & Fragrances,
   Inc.                                                        3,100           115,940
Kaneka Corp.                                                  38,000           359,033
Landec Corp. (a)                                               4,500            30,735
Lubrizol Corp.                                                 2,600            95,212
Minerals Technologies, Inc.                                      600            34,800
Potash Corp. of Saskatchewan                                   1,020            98,838
PPG Industries, Inc.                                             800            49,992
Praxair, Inc.                                                 34,000         1,356,940
Schulman (A.), Inc.                                            1,300            27,937
Sensient Technologies Corp.                                    1,300            27,924
Shin-Etsu Chemical Co., Ltd.                                  10,600           381,011
Stepan Co.                                                     1,200            31,380
                                                                       ---------------
                                                                             3,834,978
                                                                       ---------------
CONSTRUCTION MATERIALS--0.3%
AMCOL International Corp.                                      2,300            43,585
Eagle Materials, Inc.                                            800            56,816
Holcim Ltd.                                                    7,257           395,278
Lafarge SA                                                     3,800           339,962
                                                                       ---------------
                                                                               835,641
                                                                       ---------------
CONTAINERS & PACKAGING--0.2%
Aptargroup, Inc.                                                 700            30,583
Crown Holdings, Inc. (a)                                       4,000            39,880
Greif, Inc., Class A                                           1,200            50,700
Jarden Corp. (a)                                               4,750           170,952
Packaging Corp. of America                                     3,400            81,260
Pactiv Corp. (a)                                               2,300            57,362
Smurfit-Stone Container Corp. (a)                              3,290            65,636
Temple-Inland, Inc.                                              470            32,548
                                                                       ---------------
                                                                               528,921
                                                                       ---------------
METALS & MINING--0.6%
Alcoa, Inc.                                                   21,900           723,357
Carpenter Technology Corp.                                     1,700            57,885
Johnson Matthey PLC                                            9,600   $       160,768
Metal Management, Inc. (a)                                     2,000            39,620
Peabody Energy Corp.                                           2,450           137,176
Phelps Dodge Corp. (a)                                         7,090           549,546
RTI International Metals, Inc. (a)                             2,200            35,090
Steel Technologies, Inc.                                       4,200            92,736
                                                                       ---------------
                                                                             1,796,178
                                                                       ---------------
PAPER & FOREST PRODUCTS--0.6%
Bowater, Inc.                                                  2,880           119,779
Georgia-Pacific Corp.                                          2,700            99,846
Glatfelter                                                     1,500            21,120
International Paper Co.                                        2,410           107,727
MeadWestvaco Corp.                                            28,863           848,284
Mercer International, Inc.                                     3,500            34,230
Weyerhaeuser Co.                                               8,367           528,125
                                                                       ---------------
                                                                             1,759,111
                                                                       ---------------

TELECOMMUNICATION SERVICES--2.2%
DIVERSIFIED TELECOMMUNICATION SERVICES--1.6%
BellSouth Corp.                                               37,211           975,672
North Pittsburgh Systems, Inc.                                 1,300            26,065
SBC Communications, Inc.                                      39,927           968,230
Telecom Italia S.p.A.                                        154,822           482,388
Telefonica SA (a)                                             37,033           549,231
Telenor ASA                                                   66,500           462,270
Verizon Communications, Inc.                                  27,557           997,288
                                                                       ---------------
                                                                             4,461,144
                                                                       ---------------
WIRELESS TELECOMMUNICATION SERVICES--0.6%
At Road, Inc. (a)                                              6,100            46,665
Crown Castle International Corp. (a)                          11,610           171,248
Mobile Telesystems, ADR                                        1,400           170,800
Nextel Partners, Inc., Class A (a)                             4,730            75,302
NTT DoCoMo, Inc.                                                 419           753,855
Price Communications Corp. (a)                                 1,785            26,347
Telephone & Data Systems, Inc.                                 1,700           121,040
VimpelCom, ADR (a)                                             1,700           163,965
Vodafone Group PLC                                           149,200           327,843
                                                                       ---------------
                                                                             1,857,065
                                                                       ---------------
UTILITIES--1.5%
ELECTRIC UTILITIES--1.5%
American Electric Power Co., Inc.                             20,013           640,416
Central Vermont Public Service
   Corp.                                                       1,800            36,882
CH Energy Group, Inc.                                          1,200            55,728
Consolidated Edison, Inc.                                     22,930           911,697
El Paso Electric Co. (a)                                       2,100            32,424
Entergy Corp.                                                  9,403           526,662
Exelon Corp.                                                   2,600            86,554
Maine & Maritimes Corp.                                          400            12,800
MGE Energy, Inc.                                                 700            22,841
Otter Tail Corp.                                               1,000            26,860
PPL Corp.                                                        800            36,720
Progress Energy, Inc.                                          2,100            92,505

                       See Notes to Investment Portfolio.

                                                         SHARES             VALUE
                                                     ---------------   ---------------
Puget Energy, Inc.                                             1,900   $        41,629
Reliant Energy, Inc (a)                                        2,800            30,324
Southern Co.                                                  15,909           463,747
TXU Corp.                                                     29,567         1,197,759
                                                                       ---------------
                                                                             4,215,548
                                                                       ---------------
GAS UTILITIES--0.0%
Cascade Natural Gas Corp.                                        800            17,656
Northwest Natural Gas Co.                                        600            18,300
WGL Holdings, Inc.                                               600            17,232
                                                                       ---------------
                                                                                53,188
                                                                       ---------------
MULTI-UTILITIES & UNREGULATED POWER--0.0%
Energy East Corp.                                              2,100            50,925
                                                                       ---------------
TOTAL COMMON STOCKS
   (cost of $157,750,851)                                                  184,787,154
                                                                       ---------------

                                                          PAR
                                                     ---------------
CORPORATE BONDS--15.6%
CONSUMER DISCRETIONARY--2.0%
AUTO COMPONENTS--0.1%
Group 1 Automotive, Inc.,
   8.250%, 08/15/13                                  $        45,000            47,475
Lear Corp.,
   8.110%, 05/15/09                                          250,000           284,440
                                                                       ---------------
                                                                               331,915
                                                                       ---------------
AUTOMOBILES--0.1%
Autonation, Inc.,
   9.000%, 08/01/08                                          125,000           141,250
General Motors Corp.,
   7.125%, 07/15/13                                          150,000           154,097
                                                                       ---------------
                                                                               295,347
                                                                       ---------------
HOTELS, RESTAURANTS & LEISURE--0.8%
Cinemark USA, Inc.,
   9.000%, 02/01/13                                          150,000           163,500
Harrah's Entertainment, Inc.,
   7.875%, 12/15/05                                          275,000           290,812
MGM Mirage, Inc.,
   9.750%, 06/01/07                                          265,000           290,175
Park Place Entertainment Corp.,
   9.375%, 02/15/07                                          275,000           299,062
Royal Caribbean Cruises:
   6.750%, 03/15/08                                           50,000            51,750
   6.875%, 12/01/13                                           50,000            49,250
   8.000%, 05/15/10                                           10,000            10,775
   8.750%, 02/02/11                                           70,000            77,875
Speedway Motorsports, Inc.,
   6.750%, 06/01/13                                          150,000           151,125
Starwood Hotels & Resorts, Inc.,
   7.875%, 05/01/12                                          150,000           160,125
Station Casinos, Inc.,
   6.500%, 02/01/14                                          315,000           301,613
Sun International Hotels Ltd.,
   8.875%, 08/15/11                                           70,000            74,725
Warner Music Group,
   7.375%, 04/15/14                                           75,000            72,187

                                                          PAR               VALUE
                                                     ---------------   ---------------
YUM! Brands, Inc.,
   7.650%, 05/15/08                                  $        50,000   $        55,765
   7.700%, 07/01/12                                          170,000           194,308
   8.875%, 04/15/11                                           45,000            54,232
                                                                       ---------------
                                                                             2,297,279
                                                                       ---------------
LEISURE EQUIPMENT & PRODUCTS--0.0%
K2, Inc.,
   7.375%, 07/01/14 (b)(c)                                    35,000            35,790
                                                                       ---------------
MEDIA--0.8%
Comcast Corp.,
   7.050%, 03/15/33                                          600,000           624,660
Dex Media East LLC,
   12.125%, 11/15/12                                         200,000           233,500
DirecTV Holdings LLC,
   8.375%, 03/15/13                                          210,000           232,575
EchoStar DBS Corp.,
   5.750%, 10/01/08 (b)                                      300,000           296,250
Houghton Mifflin Co.,
   9.875%, 02/01/13                                           60,000            60,225
Lamar Media Corp.,
   7.250%, 01/01/13                                          275,000           280,500
Lin TV Corp.,
   6.500%, 05/15/13                                          175,000           168,875
Rogers Cable, Inc.:
   6.250%, 06/15/13                                          275,000           262,039
   7.875%, 05/01/12                                           15,000            15,902
Sinclair Broadcast Group, Inc.,
   8.750%, 12/15/11                                          135,000           144,112
                                                                       ---------------
                                                                             2,318,638
                                                                       ---------------
SPECIALTY RETAIL--0.2%
Couche-Tard, Inc.,
   7.500%, 12/15/13 (b)                                      130,000           129,025
Finlay Fine Jewelry Corp.,
   8.375%, 06/01/12 (b)                                       35,000            36,400
Hasbro, Inc.,
   6.150%, 07/15/08                                          125,000           129,062
United Rentals, Inc.,
   7.750%, 11/15/13                                          200,000           188,500
                                                                       ---------------
                                                                               482,987
                                                                       ---------------

CONSUMER STAPLES--0.5%
BEVERAGES--0.2%
Constellation Brands, Inc.,
   8.125%, 01/15/12                                          275,000           290,125
Cott Beverages, Inc.,
   8.000%, 12/15/11                                          275,000           291,500
                                                                       ---------------
                                                                               581,625
                                                                       ---------------
HOUSEHOLD PRODUCTS--0.3%
Procter & Gamble Co.,
   4.750%, 06/15/07                                          750,000           775,373
Scotts Co.,
   6.625%, 11/15/13                                           25,000            25,000
                                                                       ---------------
                                                                               800,373
                                                                       ---------------

                       See Notes to Investment Portfolio.

                                                          PAR               VALUE
                                                     ---------------   ---------------
ENERGY--1.3%
ENERGY EQUIPMENT & SERVICES--0.2%
Grant Prideco, Inc.,
   9.625%, 12/01/07                                  $       250,000   $       275,000
Key Energy Services, Inc.:
   6.375%, 05/01/13                                           45,000            42,525
   8.375%, 03/01/08                                           30,000            31,200
Universal Compression Holdings, Inc.,
   7.250%, 05/15/10                                          140,000           144,200
                                                                       ---------------
                                                                               492,925
                                                                       ---------------
OIL & GAS--1.1%
Devon Financing Corp.,
   6.875%, 09/30/11                                        1,000,000         1,088,110
Nexen, Inc.,
   7.875%, 03/15/32                                          750,000           869,303
Pemex Project Funding Master Trust,
   7.875%, 02/01/09                                          300,000           325,500
Plains Exploration & Production Co.,
   7.125%, 06/15/14 (b)                                      105,000           106,181
Pride International, Inc.:
   7.375%, 07/15/14 (b)(c)                                   135,000           136,350
   10.000%, 06/01/09                                         125,000           131,625
Suburban Propane Partners LP,
   6.875%, 12/15/13                                           85,000            82,663
Vintage Petroleum, Inc.,
   7.875%, 05/15/11                                          150,000           154,125
Westport Resources Corp.,
   8.250%, 11/01/11                                          250,000           283,125
XTO Energy, Inc.,
   7.500%, 04/15/12                                           75,000            84,345
                                                                       ---------------
                                                                             3,261,327
                                                                       ---------------

FINANCIALS--6.0%
COMMERCIAL BANKS--0.4%
Bank One Corp.,
   6.500%, 02/01/06                                        1,000,000         1,055,490
                                                                       ---------------
DIVERSIFIED FINANCIALS--4.6%
Arch Western Finance LLC,
   6.750%, 07/01/13 (b)                                      255,000           253,725
Caterpillar Finance Service Corp.,
   1.360%, 02/26/07 (d)                                      225,000           225,133
Consumers Funding LLC,
   5.430%, 04/20/15                                          510,000           527,218
Fannie Mae:
   5.000%, 12/25/15--04/01/49                              2,115,000         2,142,566
   6.250%, 05/15/29                                           50,000            52,599
   6.625%, 09/15/09                                        2,320,000         2,566,435
Ford Motor Credit Corp.,
   7.375%, 02/01/11                                          970,000         1,023,942
Freddie Mac,
   6.000%, 06/15/11                                          100,000           107,376
General Motors Acceptance Corp.,
   6.875%, 08/28/12                                          550,000           558,795
Goldman Sachs Group, Inc.,
   6.600%, 01/15/12                                  $       970,000   $     1,041,421
Household Finance Corp.,
   5.875%, 02/01/09                                          900,000           949,509
HSBC Capital Funding,
   9.547%, 12/31/49 (b)                                    1,000,000         1,221,020
International Lease Financial Corp.,
   6.375%, 03/15/09                                        1,250,000         1,339,975
Morgan Stanley,
   6.750%, 04/15/11                                          360,000           393,678
Rabobank Capital Fund II,
   5.260%, 12/31/49 (b)                                      775,000           753,401
R.H. Donnelley Financial Corp.,
   10.875%, 12/15/12 (b)                                     250,000           290,625
                                                                       ---------------
                                                                            13,447,418
                                                                       ---------------
INSURANCE--0.9%
Florida Windstorm
   Underwriting Association,
   7.125%, 02/25/19 (b)                                    1,150,000         1,298,074
Prudential Insurance Co.,
   7.650%, 07/01/07 (b)                                    1,150,000         1,273,579
                                                                       ---------------
                                                                             2,571,653
                                                                       ---------------
REAL ESTATE--0.1%
Health Care REIT, Inc.,
   7.500%, 08/15/07                                           75,000            81,412
iStar Financial, Inc.:
   5.125%, 04/01/11 (b)                                      100,000            94,500
   7.000%, 03/15/08                                           75,000            79,500
   8.750%, 08/15/08                                           25,000            27,375
                                                                       ---------------
                                                                               282,787
                                                                       ---------------

HEALTH CARE--1.3%
HEALTH CARE EQUIPMENT & SUPPLIES--0.0%
Apogent Technologies, Inc.,
   6.500%, 05/15/13                                          100,000           101,750
                                                                       ---------------
HEALTH CARE PROVIDERS & SERVICES--1.2%
AmerisourceBergen Corp.,
   8.125%, 09/01/08                                          190,000           205,675
HCA, Inc.,
   6.950%, 05/01/12                                          150,000           155,778
Healthcare Co.,
   7.125%, 06/01/06                                          900,000           949,707
Omnicare, Inc.,
   8.125%, 03/15/11                                          225,000           240,750
Province Healthcare Co.,
   7.500%, 06/01/13                                          175,000           168,000
Select Medical Corp.,
   9.500%, 06/15/09                                          200,000           213,500
Tenet Healthcare Corp.,
   5.375%, 11/15/06                                        1,125,000         1,127,812
Triad Hospitals, Inc.:
   7.000%, 05/15/12                                          200,000           200,500
   7.000%, 11/15/13                                           30,000            28,762
                                                                       ---------------
                                                                             3,290,484
                                                                       ---------------

                       See Notes to Investment Portfolio.

                                                          PAR               VALUE
                                                     ---------------   ---------------
PHARMACEUTICALS--0.1%
Wyeth,
   6.500%, 02/01/34                                  $       400,000   $       377,788
                                                                       ---------------

INDUSTRIALS--1.4%
AEROSPACE & DEFENSE--0.6%
K&F Industries, Inc.,
   9.625%, 12/15/10                                          150,000           164,625
Raytheon Co.,
   8.300%, 03/01/10                                        1,150,000         1,347,823
TransDigm, Inc.,
   8.375%, 07/15/11                                          125,000           128,750
                                                                       ---------------
                                                                             1,641,198
                                                                       ---------------
AIR FREIGHT & LOGISTICS--0.0%
Offshore Logistics, Inc.,
   6.125%, 06/15/13                                           50,000            47,500
                                                                       ---------------
COMMERCIAL SERVICES & SUPPLIES--0.3%
Allied Waste North America, Inc.,
   Series B,
   9.250%, 09/01/12                                          300,000           335,250
Corrections Corp. of America,
   7.500%, 05/01/11                                          200,000           201,500
Iron Mountain, Inc.,
   8.625%, 04/01/13                                          275,000           291,500
Synagro Technologies, Inc.,
   9.500%, 04/01/09                                           25,000            26,125
                                                                       ---------------
                                                                               854,375
                                                                       ---------------
CONSTRUCTION & ENGINEERING--0.3%
KB Home,
   8.625%, 12/15/08                                          225,000           241,313
Origen Manufactured Housing,
   3.380%, 08/15/17                                          550,000           538,043
Toll Corp.,
   8.250%, 12/01/11                                          205,000           222,425
                                                                       ---------------
                                                                             1,001,781
                                                                       ---------------
MACHINERY--0.1%
Kennametal, Inc.,
   7.200%, 06/15/12                                          175,000           185,654
Westinghouse Air Brake,
   6.875%, 07/31/13                                           90,000            88,650
                                                                       ---------------
                                                                               274,304
                                                                       ---------------
TRANSPORTATION INFRASTRUCTURE--0.1%
Teekay Shipping Corp.,
   8.875%, 07/15/11                                          265,000           292,825
                                                                       ---------------
MATERIALS--0.9%
CHEMICALS--0.2%
Acetex Corp.,
   10.875%, 08/01/09                                          85,000            92,863
Airgas, Inc.,
   9.125%, 10/01/11                                          140,000           157,675
Ethyl Corp.,
   8.875%, 05/01/10                                  $        70,000   $        73,850
Equistar Chemicals LP:
   10.125%, 09/01/08                                          60,000            66,000
   10.625%, 05/01/11                                          15,000            16,650
MacDermid, Inc.,
   9.125%, 07/15/11                                           80,000            89,200
Nalco Co.,
   7.750%, 11/15/11 (b)                                       90,000            94,050
                                                                       ---------------
                                                                               590,288
                                                                       ---------------
CONTAINERS & PACKAGING--0.3%
Ball Corp.,
   6.875%, 12/15/12                                          285,000           288,919
Owens-Illinois, Inc.,
   7.350%, 05/15/08                                          220,000           219,450
Silgan Holdings, Inc.,
   6.750%, 11/15/13                                          225,000           218,250
Stone Container Corp.,
   9.750%, 02/01/11                                          200,000           220,000
                                                                       ---------------
                                                                               946,619
                                                                       ---------------
METALS & MINING--0.1%
Peabody Energy Corp.,
   6.875%, 03/15/13                                          275,000           279,125
Russel Metals, Inc.,
   6.375%, 03/01/14                                           80,000            75,200
                                                                       ---------------
                                                                               354,325
                                                                       ---------------
PAPER & FOREST PRODUCTS--0.3%
Westvaco Corp.,
   8.200%, 01/15/30                                          690,000           787,483
                                                                       ---------------

TELECOMMUNICATION SERVICES--1.1%
DIVERSIFIED TELECOMMUNICATION SERVICES--0.4%
L-3 Communications Corp.,
   7.625%, 06/15/12                                          275,000           292,875
MCI, Inc.:
   5.908%, 05/01/07                                           46,000            44,505
   6.688%, 05/01/09                                           46,000            42,435
   7.735%, 05/01/14                                           39,000            34,710
Sprint Capital Corp.,
   6.125%, 11/15/08                                          575,000           605,579
                                                                       ---------------
                                                                             1,020,104
                                                                       ---------------
WIRELESS TELECOMMUNICATION SERVICES--0.7%
Nextel Comunications, Inc.:
   5.950%, 03/15/14                                           25,000            22,938
   7.375%, 08/01/15                                          100,000           100,750
   9.375%, 11/15/09                                          150,000           160,875
Verizon Global Funding Corp.,
   7.750%, 12/01/30                                          750,000           840,390
Verizon Wireless Capital LLC,
   5.375%, 12/15/06                                          900,000           939,798
                                                                       ---------------
                                                                             2,064,751
                                                                       ---------------

                       See Notes to Investment Portfolio.

                                                          PAR               VALUE
                                                     ---------------   ---------------
UTILITIES--1.1%
ELECTRIC UTILITIES--1.1%
Chesapeake Energy Corp.:
   7.500%, 09/15/13                                  $       165,000   $       170,775
   8.375%, 11/01/08                                          100,000           108,000
Dominion Resources, Inc.,
   6.300%, 03/15/33                                          400,000           380,464
FirstEnergy Corp.,
   5.500%, 11/15/06                                        1,050,000         1,085,784
PSEG Power LLC,
   5.500%, 12/01/15                                          410,000           391,066
Public Service Electric and Gas Co.,
   4.000%, 11/01/08                                          675,000           668,169
Southern Power Co.,
   Series 2002-B,
   6.250%, 07/15/12                                          405,000           425,663
                                                                       ---------------
                                                                             3,229,921
                                                                       ---------------
TOTAL CORPORATE BONDS
   (cost of $44,476,135)                                                    45,131,050
                                                                       ---------------

U.S. GOVERNMENT OBLIGATIONS--10.1%
U.S. GOVERNMENT AGENCIES--8.0%
Federal Home Loan Mortgage Corp.:
   5.500%, 12/01/32                                          115,836           115,739
   6.500%, 12/01/10 - 08/01/32                             3,290,750         3,449,874
   7.000%, 04/01/29 - 08/01/31                                59,105            62,540
   7.500%, 07/01/15 - 01/01/30                                53,119            57,096
   8.000%, 09/01/15                                           23,439            25,091
   12.000%, 07/01/20                                         158,269           177,817
                                                                       ---------------
                                                                             3,888,157
                                                                       ---------------
Federal National Mortgage
   Association:
   4.500%, 05/01/34                                          499,302           467,678
   5.000%, 01/01/18 - 08/01/33                             6,812,349         6,764,566
   5.500%, 01/14/34                                        6,554,126         6,543,499
   6.000%, 04/01/16 - 07/01/31                               170,891           176,835
   6.120%, 10/01/08                                          233,132           228,131
   6.500%, 08/01/31 - 10/01/32                             1,627,136         1,696,146
   7.000%, 07/01/31 - 12/01/32                               710,843           750,368
   7.500%, 09/01/15 - 08/01/31                               149,966           160,594
   8.000%, 04/01/30 - 05/01/30                                27,874            30,308
                                                                       ---------------
                                                                            16,818,125
                                                                       ---------------
Government National Mortgage
   Association:
   4.750%, 07/20/25                                           48,577            49,326
   6.000%, 12/15/28 - 03/15/29                             1,401,502         1,440,742
   6.500%, 05/15/13 - 05/15/29                               242,139           255,095
   7.000%, 11/15/13 - 06/15/31                                26,551            28,255
   7.500%, 09/15/29                                           15,101            16,300
   8.000%, 03/15/26                                          650,336           715,302
   9.000%, 12/15/17                                            7,821             8,773
                                                                       ---------------
                                                                             2,513,793
                                                                       ---------------
U.S. GOVERNMENT BONDS & NOTES--2.1%
U.S. Treasury Bonds:
   5.375%, 02/15/31                                  $     2,575,000   $     2,597,029
   6.250%, 08/15/23                                          740,000           819,435
   7.250%, 08/15/22                                          150,000           183,797
   7.625%, 02/15/25                                          150,000           192,486
                                                                       ---------------
                                                                             3,792,747
                                                                       ---------------
U.S. Treasury Notes:
   3.875%, 02/15/13                                          930,000           889,059
   4.000%, 11/15/12                                        1,380,000         1,336,066
                                                                       ---------------
                                                                             2,225,125
                                                                       ---------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
   (cost of $28,924,193)                                                    29,237,947
                                                                       ---------------

NON-AGENCY MORTGAGE-BACKED &
   ASSET-BACKED SERCURITIES--5.5%
ASSET-BACKED SECURITIES--3.0%
Chase Manhattan Auto Owner Trust:
   3.800%, 05/15/08                                          242,045           244,729
   5.070%, 02/15/08                                           85,910            87,324
Chemical Bank Master
   Credit Card Trust,
   5.980%, 09/15/08                                          150,000           157,209
Continental Airlines
   Pass-Through Trust,
   7.461%, 04/01/15                                          325,638           304,471
Federal Express Corp.
   Pass-Through Certificate,
   7.530%, 09/23/06                                          532,002           570,307
Honda Auto Receivables,
   5.090%, 10/18/06                                           38,511            38,661
MBNA Master Credit Card Trust,
   6.600%, 04/16/07                                        3,900,000         3,968,406
Standard Credit Card Master Trust,
   6.550%, 10/07/07                                        1,500,000         1,571,715
Toyota Auto Receivables,
   4.720%, 09/15/08                                          173,538           176,094
United Airlines Pass-Through
   Certificate:
   7.032%, 10/01/10 (e)                                    1,372,048         1,125,079
   9.200%, 03/22/08 (f)                                      507,021           187,598
Wells Fargo Auto Trust,
   5.070%, 03/15/08                                          139,238           140,120
                                                                       ---------------
                                                                             8,571,713
                                                                       ---------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--2.5%
American Mortgage Trust,
   8.445%, 09/27/22                                           25,761            23,185
Citicorp Pass-Through Trust,
   8.040%, 12/15/19 (b)                                    1,950,000         2,220,484
First Union-Chase Commercial
   Mortgage Trust,
   6.645%, 06/15/31                                          750,000           813,675
LB-UBS Commercial Mortgage Trust,
   6.510%, 12/15/26                                        3,750,000         4,074,787

                       See Notes to Investment Portfolio.

                                                          PAR               VALUE
                                                     ---------------   ---------------
Rural Housing Trust,
   6.330%, 04/01/26                                  $        13,785   $        13,893
                                                                       ---------------
                                                                             7,146,024
                                                                       ---------------
TOTAL NON-AGENCY MORTGAGE-BACKED &
   ASSET-BACKED SECURITIES
   (cost of $15,827,432)                                                    15,717,737
                                                                       ---------------

                                                         SHARES
                                                     ---------------
INVESTMENT COMPANIES--1.6%
iShares MSCI Japan Index Fund                                  3,800            40,356
iShares Russell 1000 Value
   Index Fund                                                  9,324           559,999
SPDR Trust Series 1                                           35,000         4,008,550
                                                                       ---------------
TOTAL INVESTMENT COMPANIES
   (cost of $4,491,494)                                                      4,608,905
                                                                       ---------------

                                                           PAR
                                                     ---------------
MUNICIPAL BONDS--0.6%
California Infrastructure & Economic
   Development Authority,
   6.420%, 12/26/09                                  $     1,200,000         1,293,372
Illinois State,
   5.100%, 06/01/33                                          400,000           356,396
                                                                       ---------------
TOTAL MUNICIPAL BONDS
   (cost of $1,728,872)                                                      1,649,768
                                                                       ---------------

                                                         SHARES
                                                     ---------------
PREFERRED STOCK--0.2%
HEALTH CARE--0.2%
HEALTH CARE EQUIPMENT & SUPPLIES--0.2%
Fresenius AG                                                   5,525           419,880
                                                                       ---------------
TOTAL PREFERRED STOCK
   (cost of $618,639)                                                          419,880
                                                                       ---------------

INCOME DEPOSIT SECURITY--0.0%
CONSUMER DISCRETIONARY--0.0%
HOTELS, RESTAURANTS & LEISURE--0.0%
Volume Services America Holdings, Inc.
   (cost of $34,515)                                           2,300            31,119
                                                                       ---------------

                                                           PAR
                                                     ---------------
SHORT-TERM OBLIGATIONS--2.3%
Repurchase agreement with State Street
   Bank & Trust Co., dated 06/30/04, due
   07/01/04 at 1.150%, collateralized by
   U.S. Treasury Notes and Bonds with
   various maturities to 02/15/12,
   market value $2,605,382
   (repurchase proceeds $2,547,082)
   (cost of $2,547,000)                              $     2,547,000         2,547,000
                                                                       ---------------

                                                           PAR              VALUE
                                                     ---------------   ---------------
Repurchase agreement with State Street
   Bank & Trust Co., dated 06/30/04, due
   07/01/04 at 1.170%, collateralized by
   U.S. Treasury Bonds with
   various maturities to 08/15/28, market
   value $4,212,441
   (repurchase proceeds $4,121,134)
   (cost of $4,121,000)                              $     4,121,000   $     4,121,000
                                                                       ---------------
TOTAL SHORT-TERM OBLIGATIONS
   (cost of $6,668,000)                                                      6,668,000
                                                                       ---------------
TOTAL INVESTMENTS--99.9%
   (cost of $260,520,131) (g)                                              288,251,560
                                                                       ---------------
OTHER ASSETS & LIABILITIES, NET--0.1%                                          363,356
                                                                       ---------------
NET ASSETS--100.0%                                                     $   288,614,916
                                                                       ===============

NOTES TO INVESTMENT PORTFOLIO:
(a)  Non-income producing security.
(b) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities amounted to $8,239,454, which represents 2.9% of net assets.
(c)  Security purchased on a delayed delivery basis.
(d) Variable rate security. The interest rate shown reflects the rate as of June 30, 2004.
(e) As of June 30, 2004, the Fund held a security of an issuer that has filed for bankruptcy protection under Chapter 11 representing 0.4% of net assets. This issuer is in default of certain debt covenants, however, income is being accrued as a special escrow account has been set up for eighteen months of interest.
(f) The issuer has filed for bankruptcy protection under Chapter 11 and is default of certain debt covenants. Income is not being accrued. As of June 30, 2004, the value of this security represents 0.1% of net assets.
(g)  Cost for federal income tax purposes is $260,848,155.

            ACRONYM              NAME
            -------              ----
             ADR        American Depositary Receipt
             GDR        Global Depositary Receipt
             REIT       Real Estate Investment Trust

                       See Notes to Financial Statements.

STATEMENT OF ASSETS & LIABILITIES
Liberty Asset Allocation Fund, Variable Series / June 30, 2004 (Unaudited)

ASSETS:
Investments, at cost                                                          $   260,520,131
                                                                              ---------------
Investments, at value                                                         $   288,251,560
Foreign currency (cost of $1,074,417)                                               1,073,073
Receivable for:
   Investments sold                                                                 2,345,544
   Fund shares sold                                                                    22,675
   Interest                                                                         1,022,641
   Dividends                                                                          206,582
   Foreign tax reclaim                                                                 49,375
Expense reimbursement due from Investment Advisor/Distributor                           9,716
Deferred Trustees' compensation plan                                                    9,388
                                                                              ---------------
     TOTAL ASSETS                                                                 292,990,554
                                                                              ---------------
LIABILITIES:
Payable to custodian bank                                                             149,685
Payable for:
   Investments purchased                                                            3,480,825
   Investments purchased on a delayed delivery basis                                  170,570
   Fund shares repurchased                                                            336,750
   Investment advisory fee                                                            105,537
   Administration fee                                                                  35,229
   Transfer agent fee                                                                     604
   Pricing and bookkeeping fees                                                        11,208
   Custody fee                                                                         15,695
   Distribution fee--Class B                                                           13,817
Deferred Trustees' fees                                                                 9,388
Other liabilities                                                                      46,330
                                                                              ---------------
     TOTAL LIABILITIES                                                              4,375,638
                                                                              ---------------
NET ASSETS                                                                    $   288,614,916
                                                                              ===============
COMPOSITION OF NET ASSETS:
Paid-in capital                                                               $   275,907,542
Undistributed net investment income                                                 3,081,876
Accumulated net realized loss                                                     (18,111,684)
Net unrealized appreciation on:
   Investments                                                                     27,731,429
   Foreign currency translations                                                        5,753
                                                                              ---------------
NET ASSETS                                                                    $   288,614,916
                                                                              ===============
CLASS A:
Net assets                                                                    $   221,404,194
Shares outstanding                                                                 16,020,337
                                                                              ===============
Net asset value per share                                                     $         13.82
                                                                              ===============
CLASS B:
Net assets                                                                    $    67,210,722
Shares outstanding                                                                  4,877,891
                                                                              ===============
Net asset value per share                                                     $         13.78
                                                                              ===============

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
Liberty Asset Allocation Fund, Variable Series
For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME:
Interest                                                                      $     2,731,679
Dividends                                                                           1,703,213
                                                                              ---------------
   Total Investment Income (net of foreign taxes withheld of $83,010)               4,434,892
                                                                              ---------------
EXPENSES:
Investment advisory fee                                                               661,712
Administration fee                                                                    220,571
Distribution fee--Class B                                                              82,572
Transfer agent fee                                                                      3,729
Pricing and bookkeeping fees                                                           89,004
Trustees' fees                                                                          5,520
Custody fee                                                                            88,280
Non-recurring costs (See Note 6)                                                       12,598
Other expenses                                                                         55,947
                                                                              ---------------
   Total Expenses                                                                   1,219,933
Fees and expenses waived or reimbursed by Investment Advisor                          (22,053)
Fees reimbursed by Distributor--Class B                                               (32,494)
Non-recurring costs assumed by Investment Advisor (See Note 6)                        (12,598)
                                                                              ---------------
   Net Expenses                                                                     1,152,788
                                                                              ---------------
Net Investment Income                                                               3,282,104
                                                                              ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on:
   Investments                                                                      9,186,392
   Foreign currency transactions                                                       34,617
                                                                              ---------------
     Net realized gain                                                              9,221,009
                                                                              ---------------
Net change in unrealized appreciation/depreciation on:
   Investments                                                                     (5,309,380)
   Foreign currency translations                                                       (7,130)
                                                                              ---------------
     Net change in unrealized appreciation/depreciation                            (5,316,510)
                                                                              ---------------
Net Gain                                                                            3,904,499
                                                                              ---------------
Net Increase in Net Assets from Operations                                    $     7,186,603
                                                                              ===============

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Liberty Asset Allocation Fund, Variable Series

                                                                                (UNAUDITED)
                                                                                SIX MONTHS           YEAR
                                                                                   ENDED             ENDED
                                                                                 JUNE 30,         DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS:                                                 2004              2003
----------------------------------                                            ---------------   ---------------
OPERATIONS:
Net investment income                                                         $     3,282,104   $     6,564,997
Net realized gain on investments and foreign currency transactions                  9,221,009         3,086,332
Net change in unrealized appreciation/depreciation on investments and
   foreign currency translations                                                   (5,316,510)       43,380,255
                                                                              ---------------   ---------------
        Net Increase from Operations                                                7,186,603        53,031,584
                                                                              ---------------   ---------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
    Class A                                                                        (5,346,117)       (6,166,140)
    Class B                                                                        (1,442,518)       (1,566,119)
                                                                              ---------------   ---------------
        Total Distributions Declared to Shareholders                               (6,788,635)       (7,732,259)
                                                                              ---------------   ---------------
SHARE TRANSACTIONS:
Class A:
   Subscriptions                                                                    4,738,060         2,980,327
   Proceeds received in connection with merger                                             --        38,966,649
   Distributions reinvested                                                         5,346,117         6,166,140
   Redemptions                                                                    (22,685,123)      (45,164,859)
                                                                              ---------------   ---------------
        Net Increase (Decrease)                                                   (12,600,946)        2,948,257
                                                                              ---------------   ---------------
Class B:
   Subscriptions                                                                    4,285,454        12,033,030
   Distributions reinvested                                                         1,442,518         1,566,119
   Redemptions                                                                     (3,541,639)       (9,081,481)
                                                                              ---------------   ---------------
        Net Increase                                                                2,186,333         4,517,668
                                                                              ---------------   ---------------
Net Increase (Decrease) from Share Transactions                                   (10,414,613)        7,465,925
                                                                              ---------------   ---------------
Total Increase (Decrease) in Net Assets                                           (10,016,645)       52,765,250

NET ASSETS:
Beginning of period                                                               298,631,561       245,866,311
                                                                              ---------------   ---------------
End of period (including undistributed net investment income of $3,081,876
   and $6,588,407, respectively)                                              $   288,614,916   $   298,631,561
                                                                              ===============   ===============
CHANGES IN SHARES:
Class A:
   Subscriptions                                                                      342,394           235,993
   Issued in connection with merger                                                        --         3,421,128
   Issued for distributions reinvested                                                388,526           570,939
   Redemptions                                                                     (1,647,457)       (3,658,367)
                                                                              ---------------   ---------------
        Net Increase (Decrease)                                                      (916,537)          569,693
                                                                              ---------------   ---------------
Class B:
   Subscriptions                                                                      310,387           957,404
   Issued for distributions reinvested                                                105,063           145,415
   Redemptions                                                                       (257,276)         (741,771)
                                                                              ---------------   ---------------
        Net Increase                                                                  158,174           361,048
                                                                              ---------------   ---------------

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Liberty Asset Allocation Fund, Variable Series / June 30, 2004 (Unaudited)

NOTE 1. ORGANIZATION

Liberty Asset Allocation Fund, Variable Series (the "Fund"), a series of SteinRoe Variable Investment Trust (the "Trust") is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   INVESTMENT GOAL--The Fund seeks high total investment return.

   FUND SHARES--The Fund may issue an unlimited number of shares and offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts ("VA Contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION--Equity securities and exchange traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by a pricing service approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

   SECURITY TRANSACTIONS--Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

   FUTURES CONTRACTS--The Fund may invest in municipal and U.S. Treasury futures contracts. The Fund may invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, Inc. of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Fund recognizes a realized gain or loss when the contract is closed or expires.

   REPURCHASE AGREEMENTS--The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

   FOREIGN CURRENCY TRANSACTIONS--The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

   INCOME RECOGNITION--Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date, except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such, net of non-reclaimable tax withholdings.

   DETERMINATION OF CLASS NET ASSET VALUES--All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

   FEDERAL INCOME TAX STATUS--The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

   DISTRIBUTIONS TO SHAREHOLDERS--Distributions to shareholders are recorded on ex-date. Dividends from net investment income, if any, are declared and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

NOTE 3. FEDERAL TAX INFORMATION

The tax character of distributions paid during the year ended December 31, 2003 was as follows:

Distributions paid from:
     Ordinary income*                     $  7,732,259
     Long-term capital gains                        --

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2004, based on cost of investments for federal income tax purposes, and excluding any unrealized appreciation and depreciation from changes in the value of assets and liabilities resulting from changes in exchange rates, was:

      Unrealized appreciation             $ 34,794,618
      Unrealized depreciation               (7,391,213)
                                          ------------
        Net unrealized appreciation       $ 27,403,405
                                          ============

The following capital loss carryforwards, determined as of December 31, 2003, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

    YEAR OF                               CAPITAL LOSS
   EXPIRATION                             CARRYFORWARD
   ----------                             ------------
     2008                                 $    936,821
     2009                                    8,392,644
     2010                                   14,496,495
     2011                                    1,056,257
                                          ------------
                                          $ 24,882,217
                                          ============

Of the capital loss carryforwards attributable to the Fund, $5,076,571 was obtained upon the Fund's merger with Galaxy VIP Asset Allocation Fund, Variable Series (See Note 7).

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

Columbia Management Advisors, Inc. ("Columbia") is the investment advisor to the Fund. Prior to April 1, 2004, Columbia was an indirect, wholly owned subsidiary of FleetBoston Financial Corporation ("FleetBoston"). Effective April 1, 2004, FleetBoston, including the Fund's investment advisor, transfer agent and distributor, was acquired by Bank of America Corporation ("BOA"). The acquisition did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

   INVESTMENT ADVISORY FEE--Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets as follows:

AVERAGE DAILY NET ASSETS                 ANNUAL FEE RATE
------------------------                 ---------------
First $1 billion                              0.45%
Next $500 million                             0.40%
Over $1.5 billion                             0.35%

   SUB-ADVISORY FEE--Nordea Investment Management North America, Inc. ("Nordea") has been retained by Columbia as sub-advisor to manage the portion of the Fund's assets allocated to foreign stocks. As the sub-advisor, Nordea is responsible for daily investment operations, including placing all orders for the purchase and sale of portfolio securities for foreign stocks of the Fund. Columbia, out of the investment advisory fee it receives, pays Nordea a monthly sub-advisory fee at the annual rate of 0.40% of the portion of the Fund's average daily net assets managed by Nordea.

   ADMINISTRATION FEE--Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.15% of the Fund's average daily net assets.

   PRICING AND BOOKKEEPING FEES--Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays the total fees received to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays additional fees for pricing services based on the number of securities held by the Fund. For the six months ended June 30, 2004, the Fund's annualized effective pricing and bookkeeping fee rate was 0.061%.

   TRANSFER AGENT FEE--Columbia Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services to the Fund. For such services, the Transfer Agent receives a monthly fee, at the annual rate of $7,500.

For the six months ended June 30, 2004, the Fund's annualized effective transfer agent fee rate was less than 0.01%.

   DISTRIBUTION FEES--Columbia Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the principal underwriter of the Fund. The Fund has adopted a 12b 1 plan which requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

   FEE WAIVERS--Columbia has voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) would not exceed 0.75% annually of the Fund's average daily net assets. The Distributor has voluntarily agreed to reimburse the Fund's Class B distribution fee in excess of 0.15% when the total operating expenses of the Fund applicable to Class B shares, including distribution fees, are in excess of 0.90% annually of the Class B average daily net assets. Columbia or the Distributor, at their discretion, may revise or discontinue these arrangements any time.

   CUSTODY CREDITS--The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

   FEES PAID TO OFFICERS AND TRUSTEES--The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

   OTHER--Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended June 30, 2004, the Fund paid $872 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2004, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $85,717,095 and $101,060,802, respectively, of which $6,442,434 and $803,531, respectively, were U.S. Government securities.

NOTE 6. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

   FOREIGN SECURITIES--There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

   INDUSTRY FOCUS--The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

   LEGAL PROCEEDINGS--Columbia, the Distributor, and certain of their affiliates (collectively, "The Columbia Group") have received information requests and subpoenas from various regulatory and law enforcement authorities in connection with their investigations of late trading and market timing in mutual funds, as well as other industry wide issues. The Columbia Group has not uncovered any instances where Columbia or the Distributor were knowingly involved in late trading of mutual fund shares.

On February 24, 2004, the Securities and Exchange Commission ("SEC") filed a civil complaint in the United States District Court for the District of Massachusetts against Columbia and the Distributor, alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual fund shares. Also on February 24, 2004, the New York Attorney General ("NYAG") filed a civil complaint in New York Supreme Court, County of New York against Columbia and the Distributor alleging that Columbia and the Distributor had violated certain New York anti-fraud statutes. If either Columbia or the Distributor is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor or distributor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could prevent Columbia, the Distributor or any company that is an affiliated person of Columbia and the Distributor from serving as an investment advisor or distributor for any registered investment company, including your fund. Your fund has been informed by Columbia and the Distributor that, if these results occur, they will seek exemptive relief from the SEC to permit them to continue to serve as your fund's investment advisor and distributor. There is no assurance that such exemptive relief will be granted. On March 15, 2004, Columbia and the Distributor entered into agreements in principle with the SEC Division of Enforcement and NYAG in settlement of the charges. Under the agreements, Columbia and the Distributor agreed, among other things, to the following conditions: payment of $70 million in disgorgement; payment of $70 million in civil penalties; an order requiring Columbia and the Distributor to cease and desist from violations of the antifraud provisions and other provisions of the federal securities laws; governance changes designed to maintain the independence of the mutual fund boards of trustees and ensure compliance with securities laws and their fiduciary duties; and retention of an independent consultant to review Columbia's and the Distributor's compliance policies and procedures. The agreement requires the final approval of the SEC. In a separate agreement with the NYAG, the Columbia Group has agreed to reduce mutual fund fees by $80 million over a five-year period.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

In connection with the events described in detail above, various parties have filed suit against certain funds, their Boards and/or FleetBoston (and affiliated entities). These suits and certain regulatory investigations are ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

For the six months ended June 30, 2004, Columbia has assumed $12,598 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

NOTE 7. BUSINESS COMBINATIONS AND MERGERS

   FUND MERGERS--On April 7, 2003, the Galaxy VIP Asset Allocation Fund, previously a single class fund of Galaxy VIP Fund, a separate Massachusetts business trust, merged into the Stein Roe Balanced Fund, Variable Series, Class
A. The Stein Roe Balanced Fund, Variable Series received a tax-free transfer of assets from the Galaxy VIP Asset Allocation Fund as follows:

     SHARES           NET ASSETS           UNREALIZED
     ISSUED            RECEIVED          DEPRECIATION(1)
     ------           ----------         --------------
    3,421,128        $ 38,966,649         $ 3,492,346

     NET ASSETS         NET ASSETS           NET ASSETS
    OF STEIN ROE      OF GALAXY VIP         OF STEIN ROE
   BALANCED FUND,    ASSET ALLOCATION      BALANCED FUND,
  VARIABLE SERIES    FUND IMMEDIATELY     VARIABLE SERIES
      PRIOR TO           PRIOR TO        IMMEDIATELY AFTER
    COMBINATION        COMBINATION          COMBINATION
  ---------------    ----------------    -----------------
   $ 233,114,098       $ 38,966,649        $ 272,080,747

(1) Unrealized depreciation is included in the Net Assets Received amount shown above.

Also on April 7, 2003, subsequent to the merger described above, the Stein Roe Balanced Fund, Variable Series was reorganized as the Liberty Asset Allocation Fund, Variable Series.

FINANCIAL HIGHLIGHTS
Liberty Asset Allocation Fund, Variable Series--Class B Shares

Selected data for a share outstanding throughout each period is as follows:

                                                    (UNAUDITED)
                                                    SIX MONTHS                                                         PERIOD
                                                       ENDED                   YEAR ENDED DECEMBER 31,                  ENDED
                                                     JUNE 30,        ------------------------------------------     DECEMBER 31,
                                                       2004              2003           2002           2001           2000 (a)
                                                   ------------      ------------   ------------   ------------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD               $      13.75      $      11.82   $      13.81   $      16.33     $      16.18
                                                   ------------      ------------   ------------   ------------     ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                  0.15              0.28           0.33           0.35(c)          0.25
Net realized and unrealized gain (loss) on
   investments, foreign currency and
   futures contracts                                       0.18              2.02          (1.93)         (1.85)(c)        (0.10)
                                                   ------------      ------------   ------------   ------------     ------------
     Total from Investment Operations                      0.33              2.30          (1.60)         (1.50)            0.15
                                                   ------------      ------------   ------------   ------------     ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                (0.30)            (0.37)         (0.39)         (0.45)              --
From net realized gains                                      --                --             --          (0.57)              --
                                                   ------------      ------------   ------------   ------------     ------------
     Total Distributions Declared to
       Shareholders                                       (0.30)            (0.37)         (0.39)         (1.02)              --
                                                   ------------      ------------   ------------   ------------     ------------
NET ASSET VALUE, END OF PERIOD                     $      13.78      $      13.75   $      11.82   $      13.81     $      16.33
                                                   ============      ============   ============   ============     ============
Total return (d)(e)(f)                                     2.44%(g)         20.29%        (11.94)%        (9.39)%           0.93%(g)
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (h)                                               0.90%(i)          0.90%          0.90%          0.90%            0.90%(i)
Net investment income (h)                                  2.12%(i)          2.27%          2.53%          2.49%(c)         2.57%(i)
Waiver/reimbursement                                       0.11%(i)          0.10%          0.05%          0.06%            0.04%(i)
Portfolio turnover rate                                      30%(g)           103%           118%            57%              39%
Net assets, end of period (000's)                  $     67,211      $     64,902   $     51,540   $     47,754     $     14,985

(a) For the period from commencement of operations on June 1, 2000 to December 31, 2000.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.01, decrease net realized and unrealized gain per share by $0.01 and to decrease the ratio of net investment income to average net assets from 2.54% to 2.49%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(d)  Total return at net asset value assuming all distributions reinvested.
(e) Had the Investment Advisor and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.
(g)  Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i)  Annualized.

PORTFOLIO MANAGER'S DISCUSSION
Liberty Federal Securities Fund, Variable Series / June 30, 2004

Liberty Federal Securities Fund, Variable Series seeks the highest possible level of current income, consistent with the safety of principal and maintenance of liquidity.

Ann T. Peterson, CFA has managed or co-managed the fund since June 2000. Since 1993 she has managed or co-managed other funds for Columbia Management Advisors, Inc. and its predecessors.

As interest rates rose, returns on government bonds were essentially flat for the first half of 2004. In this environment, the fund beat the average return for its peer group, the Lipper General U.S. Government Funds Category.(1) We believe this is primarily due to the fund's relatively high stake in mortgage bonds, which performed better than US Treasuries during the period. The fund trailed the Citigroup Government/Mortgage Index, a benchmark that reflects the performance of both US Treasury bonds and mortgage-backed securities.

GOVERNMENT BONDS MADE LITTLE HEADWAY AS INTEREST RATES CLIMBED
The year began with the 10-year US Treasury yield at 4.25%. However, with a weak labor market in the early months of 2004, the Treasury market rallied and the 10-year yield fell to 3.68%. That early trend was quickly reversed, however, when strong employment numbers were reported early in April. Interest rates rose and bond prices fell as investors anticipated stronger economic data, continued positive job growth and increased inflation.

   Yields continued to climb in advance of the Federal Reserve Board's widely anticipated announcement on June 30 that it had raised the federal funds rate from 1.00% to 1.25%. The federal funds rate is the target overnight interest rate at which Federal Reserve banks lend money to each other. By the period end, the 10-year yield had risen to 4.58%.

SECTORS WITH A YIELD ADVANTAGE OVER US TREASURIES HELPED RETURNS
As interest rates moved gradually higher, the fund benefited from a sizable commitment to sectors with a yield advantage over US Treasuries. We kept approximately 49% of the fund's senior securities invested in mortgage-backed securities. The fund's 11% stake in investment grade asset-backed securities also helped the fund's return. These are bonds backed by payments from collateral such as credit card, auto or home equity loans, as well as in non-agency mortgage bonds. As a government fund, the fund generally maintains a high stake in US Treasuries, which suffered more than other sectors as interest rates rose. At the end of the period, approximately 42% of the fund's investments were in US Treasuries.(2)

DURATION LENGTHENED AS PREPAYMENT EXPECTATIONS EASED
The fund's sizable investment in mortgage bonds lengthened its duration as interest rates rose. Duration is a measure, expressed in years, of interest-rate sensitivity. Because bond prices and interest rates move in opposite directions, we manage duration in expectation of interest rate movements. Typically, we lower duration when we expect interest rates to rise or raise it when we expect interest rates to fall. These adjustments can help--or hurt--performance, depending on whether interest rates move as expected.

   Durations on mortgage bonds also take into account prepayment risk, which is the risk that homeowners will pay off their mortgages early. When interest rates rise, it is less likely that homeowners will prepay their mortgages through refinancing. Thus, mortgage bond durations lengthen when interest rates rise. Mortgage bonds also have higher yields than Treasuries due to this characteristic. We might have shortened the fund's duration to offset the lengthening that occurred from our mortgage holdings. But instead, we allowed it to rise from 4.6 years to 5.3 years because we do not expect interest rates to rise sharply in the near term. In fact, we believe that the fund's duration remained in line with its peers, which experienced the same conditions in the mortgage market.

FOCUS ON RELATIVE VALUE WILL REMAIN THE SAME
We believe that the economy's strength and the direction of inflation are likely to determine the bond market's performance going forward. Regardless of the market environment, we plan to maintain our search for relative value primarily across the Treasury and mortgage sectors.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence.

An investment in Liberty Federal Securities Fund, Variable Series offers the potential for attractive current income and total returns, but also involves certain risks. The value and return of your investment may fluctuate as a result of changes in interest rates; the financial strength of issuers of lower-rated bonds; foreign, political and economic developments.

Holdings are disclosed as of June 30, 2004, and are subject to change.

(1) Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.

(2)  Because of rounding and other factors, percentages add to more than 100%.

PERFORMANCE INFORMATION
Liberty Federal Securities Fund, Variable Series / June 30, 2004

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2004 (%)

                        (CUMULATIVE)
                           6-MONTH    1-YEAR   5-YEAR   10-YEAR
--------------------------------------------------------------
Class B (6/1/00)                0.05   -0.57     5.97     6.65
Citigroup Government/
   Mortgage Bond Index          0.26    0.34     6.68     7.20
Lehman Brothers
   Intermediate
   US Government
   Bond Index                  -0.15   -0.48     6.25     6.56

Inception date of share class is in parentheses.

NET ASSET VALUE PER SHARE ($)                12/31/03  6/30/04
--------------------------------------------------------------
Class B                                       11.12     10.60

[CHART]

VALUE OF A $10,000 INVESTMENT, 7/1/94 - 6/30/04

CLASS B: $19,034

                                        CITIGROUP GOVERNMENT/   LEHMAN BROTHERS INTERMEDIATE
                       CLASS B SHARES    MORTGAGE BOND INDEX      US GOVERNMENT BOND INDEX
7/1/94                   $   10,000          $   10,000                   $   10,000
9/30/94                  $   10,071          $   10,051                   $   10,077
12/31/94                 $   10,091          $   10,090                   $   10,067
3/31/95                  $   10,558          $   10,586                   $   10,486
6/30/95                  $   11,080          $   11,207                   $   10,975
9/30/95                  $   11,308          $   11,410                   $   11,146
12/31/95                 $   11,679          $   11,888                   $   11,518
3/31/96                  $   11,599          $   11,700                   $   11,439
6/30/96                  $   11,667          $   11,762                   $   11,516
9/30/96                  $   11,908          $   11,977                   $   11,714
12/31/96                 $   12,228          $   12,327                   $   11,985
3/31/97                  $   12,215          $   12,274                   $   11,982
6/30/97                  $   12,638          $   12,704                   $   12,317
9/30/97                  $   13,011          $   13,109                   $   12,632
12/31/97                 $   13,334          $   13,498                   $   12,911
3/31/98                  $   13,514          $   13,713                   $   13,106
6/30/98                  $   13,791          $   14,024                   $   13,349
9/30/98                  $   14,213          $   14,637                   $   13,972
12/31/98                 $   14,240          $   14,679                   $   14,007
3/31/99                  $   14,309          $   14,613                   $   13,969
6/30/99                  $   14,239          $   14,507                   $   13,941
9/30/99                  $   14,379          $   14,627                   $   14,082
12/31/99                 $   14,393          $   14,593                   $   14,075
3/31/2000                $   14,618          $   14,952                   $   14,306
6/30/2000                $   14,811          $   15,238                   $   14,566
9/30/2000                $   15,270          $   15,694                   $   14,956
12/31/2000               $   15,877          $   16,395                   $   15,550
3/31/2001                $   16,290          $   16,826                   $   16,017
6/30/2001                $   16,338          $   16,875                   $   16,084
9/30/2001                $   17,140          $   17,704                   $   16,883
12/31/2001               $   16,967          $   17,656                   $   16,860
3/31/2002                $   16,914          $   17,697                   $   16,816
6/30/2002                $   17,572          $   18,394                   $   17,465
9/30/2002                $   18,493          $   19,258                   $   18,307
12/31/2002               $   18,591          $   19,457                   $   18,484
3/31/2003                $   18,765          $   19,655                   $   18,656
6/30/2003                $   19,143          $   19,978                   $   18,972
9/30/2003                $   19,039          $   19,944                   $   18,947
12/31/2003               $   19,022          $   19,993                   $   18,909
3/31/2004                $   19,500          $   20,481                   $   19,327
6/30/2004                $   19,034          $   20,043                   $   18,878

PAST PERFORMANCE CANNOT PREDICT FUTURE INVESTMENT RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PROVIDED. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE CONTACT YOUR INSURANCE COMPANY.

Total return performance includes changes in share price and reinvestment of all distributions. As reported in the annual report dated December 31, 2003, the Citigroup Government/Mortgage Index is the fund's new benchmark. The Lehman Brothers Intermediate US Government Bond Index was the fund's previous benchmark. The Citigroup Government/Mortgage Index is a combination of the Citigroup US Government Index and the Citigroup Mortgage Index. The government index tracks the performance of the Treasury and government-sponsored indices within the US Broad Investment Grade (BIG) Bond Index. The mortgage index tracks the performance of the mortgage component of the US BIG Index, comprising 30- and 15-year GNMA, FNMA, and FHLMC pass-throughs and FNMA and FHLMC balloon mortgages. The Lehman Brothers Intermediate US Government Bond Index is an unmanaged index that tracks the performance of intermediate US government securities. Indices are not investments, do not incur fees or expenses, and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

Class B shares (newer class shares) performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. If differences in expenses were reflected, the returns for the periods prior to the inception of the new class of shares would be lower.

Inception date of class A shares (oldest existing share class) is January 1, 1989.

INVESTMENT PORTFOLIO
Liberty Federal Securities Fund, Variable Series / June 30, 2004 (Unaudited)

                                                           PAR              VALUE
                                                     ---------------   ---------------
U.S. GOVERNMENT AGENCIES--49.1%
Federal Home Loan Mortgage Corp.:
   3.000% 07/15/04                                   $       140,000   $       140,084
   5.500% 08/01/17 - 12/01/17                                213,522           218,711
   5.875% 03/21/11                                           180,000           189,199
   6.000% 04/01/32                                            48,522            49,711
   6.250% 07/15/04 - 07/15/32                                250,000           255,613
   6.750% 03/15/31                                           265,000           295,836
   7.000% 06/01/16 - 01/01/26                                291,717           309,383
   7.500% 02/01/23 - 05/01/24                                237,535           257,346
   8.500% 05/01/06                                             1,023             1,060
   10.500% 06/01/13 - 02/01/19                                33,496            36,932
   10.750% 11/01/09                                           32,175            35,123
   11.250% 10/01/09 - 07/01/13                                10,480            11,600
   12.000% 07/01/13 - 07/01/20                               123,760           139,117
   To Be Announced:
   5.000% 07/20/19 (a)                                    11,365,000        11,368,546
   5.500% 07/14/34 (a)                                    27,300,000        27,172,018
                                                                       ---------------
                                                                            40,480,279
                                                                       ---------------
Federal National Mortgage
   Association:
   5.000% 09/25/12 - 02/01/18                                226,119           226,677
   5.500% 02/15/06                                           200,000           208,659
   6.000% 12/15/05 - 02/01/25                                731,790           755,280
   6.500% 03/01/09 - 08/01/31                              2,471,157         2,580,834
   7.000% 07/01/11 - 03/01/29                                665,018           705,520
   7.125% 03/15/07                                           250,000           273,843
   7.500% 11/01/29                                           277,886           297,984
   8.000% 04/01/30                                             9,833            10,692
   8.500% 05/01/30                                           594,727           645,797
   9.000% 10/01/05 - 05/01/20                                 19,936            21,969
   9.250% 03/25/18                                            97,820           107,228
   10.000% 03/01/16                                           55,205            60,876
   12.250% 09/01/12                                           27,988            32,032
   To Be Announced:
   5.000% 07/20/19 (a)                                     5,850,000         5,855,487
   5.000% 07/14/34 (a)                                     3,250,000         3,138,281
   5.500% 07/20/19 (a)                                     5,049,000         5,162,603
   6.000% 07/20/19(a)                                      2,500,000         2,603,125
   6.000% 07/14/34 (a)                                    13,955,000        14,242,822
   6.500% 07/14/34 (a)                                     9,500,000         9,888,911
   7.500% 07/14/34 (a)                                     6,544,000         7,000,038
                                                                       ---------------
                                                                            53,818,658
                                                                       ---------------
Government National Mortgage
   Association:
   4.750% 07/20/22 - 07/20/25                                149,880           152,160
   6.000% 03/15/29 - 08/15/29                              3,250,145         3,340,256
   6.500% 10/15/13 - 03/15/28                              1,403,213         1,471,454
   7.000% 09/15/29                                            96,156           102,262
   7.500% 10/15/27 - 09/15/29                                 60,811            65,650
   8.000% 04/15/08 - 07/15/08                                107,346           114,045
   8.500% 04/15/30                                            15,919            17,463
   9.000% 06/15/16 - 01/15/20                                 98,667           110,889
   9.500% 06/15/09 - 08/15/22                                770,610           862,830
   10.000% 11/15/09 - 11/15/19                                79,874            87,961
   11.500% 04/15/13 - 05/15/13                                58,191            66,154
   To Be Announced,
   6.000% 07/22/34 (a)                               $     2,500,000   $     2,559,375
                                                                       ---------------
                                                                             8,950,499
                                                                       ---------------
TOTAL U.S. GOVERNMENT AGENCIES
   (cost of $99,197,320)                                                   103,249,436
                                                                       ---------------

U.S. GOVERNMENT OBLIGATIONS --42.5%
U.S. Treasury Bonds/Notes:
   1.750% 12/31/04                                           100,000           100,027
   3.000% 11/15/07                                           100,000            99,055
   3.875% 02/15/13                                         3,262,000         3,118,397
   4.375% 08/15/12                                        12,290,000        12,232,876
   5.250% 11/15/28                                         2,200,000         2,155,399
   5.375% 02/15/31                                           235,000           237,010
   5.500% 08/15/28                                         3,610,000         3,657,240
   5.625% 05/15/08                                           400,000           430,562
   5.750% 08/15/10                                        18,084,000        19,717,202
   5.750% 11/15/05                                         4,050,000         4,234,623
   5.875% 11/15/04                                           160,000           162,525
   6.000% 08/15/04                                           793,000           797,646
   6.000% 08/15/09                                         3,510,000         3,857,023
   6.500% 02/15/10                                           638,000           718,896
   6.750% 08/15/26                                         5,820,000         6,840,549
   6.875% 08/15/25 (b)                                     4,112,000         4,890,069
   7.000% 07/15/06                                         6,840,000         7,410,982
   7.125% 02/15/23                                         3,333,000         4,040,353
   7.500% 02/15/05                                         8,078,000         8,361,360
   9.375% 02/15/06                                         5,525,000         6,127,137
                                                                       ---------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
   (cost of $91,352,497)                                                    89,188,931
                                                                       ---------------

CORPORATE BONDS--2.1%
CONSUMER CYCLICAL--0.2%
AUTO MANUFACTURER--0.1%
Ford Motor Co.,
   7.450% 07/16/31                                           205,000           194,451
                                                                       ---------------
RETAIL--0.1%
Dayton Hudson Corp.,
   6.650% 08/01/28                                           125,000           132,890
Home Depot, Inc., Senior Note,
   5.375% 04/01/06                                           120,000           125,038
                                                                       ---------------
                                                                               257,928
                                                                       ---------------

CONSUMER DISCRETIONARY--0.1%
MEDIA--0.1%
Time Warner, Inc.,
   6.875% 05/01/12                                           100,000           108,328
Walt Disney Co.,
   7.300% 02/08/05                                           100,000           102,835
                                                                       ---------------
                                                                               211,163
                                                                       ---------------

                       See Notes to Investment Portfolio.

                                                           PAR              VALUE
                                                     ---------------   ---------------
CONSUMER NON-CYCLICAL--0.1%
COMMERCIAL SERVICES--0.1%
Leland Stanford Junior
   University,
   6.875% 02/01/24                                   $       150,000   $       168,151
                                                                       ---------------

CONSUMER STAPLES--0.1%
FOOD & DRUG RETAILING--0.1%
Kroger Co.,
   6.200% 06/15/12                                            50,000            52,336
Pepsi Bottling Holdings, Inc.,
   5.625% 02/17/09 (c)                                       100,000           105,753
                                                                       ---------------
                                                                               158,089
                                                                       ---------------

ENERGY--0.1%
OIL & GAS--0.1%
Conoco, Inc., Senior Note,
   6.950% 04/15/29                                            65,000            71,616
Occidental Petroleum Corp.,
   Senior Note,
   6.500% 04/01/05                                           140,000           144,217
Texaco Capital, Inc.,
   5.500% 01/15/09                                            75,000            79,239
                                                                       ---------------
                                                                               295,072
                                                                       ---------------

FINANCIALS--1.0%
BANKS--0.4%
Bank of America Corp.,
   Senior Note,
   4.875% 01/15/13                                           175,000           169,761
European Investment Bank,
   4.625% 03/01/07                                            80,000            82,733
Mellon Bank, N.A.,
   Subordinated Bank Note,
   7.625% 09/15/07                                           100,000           111,424
Sovereign Bank,
   5.125% 03/15/13                                           100,000            95,854
U.S. Bancorp.,
   3.125% 03/15/08                                           150,000           145,542
Wachovia Corp., Senior Note,
   7.450% 07/15/05                                           100,000           104,913
Wells Fargo Bank, N.A.,
   Subordinated Note,
   6.450% 02/01/11                                            50,000            54,288
                                                                       ---------------
                                                                               764,515
                                                                       ---------------
DIVERSIFIED FINANCIAL SERVICES--0.6%
Boeing Capital Corp., Senior Note,
   5.750% 02/15/07                                           100,000           105,409
Chase Manhattan Corp.,
   Subordinated Note,
   7.875% 06/15/10                                           125,000           143,714
Citigroup, Inc.:
   Senior Note,
   6.750% 12/01/05                                   $       100,000   $       105,539
   Subordinated Note,
   7.250% 10/01/10                                           100,000           111,825
Ford Motor Credit Co.,
   7.600% 08/01/05                                           120,000           125,788
General Electric Capital
   Corp., Series A, MTN:
   6.750% 03/15/32                                           100,000           107,587
   6.800% 11/01/05                                           125,000           131,740
General Motors Acceptance
   Corp.:
   6.750% 01/15/06                                           150,000           157,070
   7.250% 03/02/11                                            50,000            52,444
   7.500% 07/15/05                                            50,000            52,321
Goldman Sachs Group, Inc.:
   4.125% 01/15/08                                            50,000            50,141
   5.250% 04/01/13                                            50,000            48,611
Household Finance Corp.:
   4.625% 01/15/08                                            50,000            50,857
   6.375% 10/15/11                                            50,000            53,403
                                                                       ---------------
                                                                             1,296,449
                                                                       ---------------

INDUSTRIALS--0.3%
AEROSPACE & DEFENSE--0.0%
Raytheon Co.,
   7.200% 08/15/27                                            50,000            54,190
                                                                       ---------------
HAND & MACHINE TOOLS--0.1%
Black & Decker Corp., Senior Note,
   7.125% 06/01/11                                            50,000            56,178
                                                                       ---------------
MISCELLANEOUS MANUFACTURING--0.1%
Illinois Tool Works, Inc.,
   5.750% 03/01/09                                           155,000           164,996
                                                                       ---------------
PACKAGING & CONTAINERS--0.0%
Bemis Co., Inc.,
   6.500% 08/15/08                                            50,000            54,516
                                                                       ---------------
ROAD & RAIL--0.1%
Norfolk Southern Corp.,
   Senior Note,
   7.250% 02/15/31                                            75,000            82,030
Union Pacific Corp., Debenture,
   6.625% 02/01/29                                            50,000            51,294
United Parcel Services, Inc.,
   Debenture,
   8.375% 04/01/30
   (7.620% 04/01/20) (d)                                      90,000           117,341
                                                                       ---------------
                                                                               250,665
                                                                       ---------------

TELECOMMUNICATIONS SERVICES--0.1%
DIVERSIFIED TELECOMMUNICATION SERVICES--0.1%
Sprint Capital Corp.:
   6.000% 01/15/07                                            50,000            52,405
   6.875% 11/15/28                                            50,000            47,953

                       See Notes to Investment Portfolio.

                                                           PAR              VALUE
                                                     ---------------   ---------------
Verizon New England, Inc.,
   Senior Note,
   6.500% 09/15/11                                   $       120,000   $       128,018
                                                                       ---------------
                                                                               228,376
                                                                       ---------------

UTILITIES--0.1%
ELECTRIC UTILITIES--0.1%
Consolidated Edison Co.
   of New York, Inc.,
   7.150% 12/01/09                                            50,000            56,142
Virginia Electric & Power,
    Series A, Senior Note,
   5.375% 02/01/07                                           100,000           104,259
                                                                       ---------------
                                                                               160,401
                                                                       ---------------
TOTAL CORPORATE BONDS
   (cost of $4,121,603)                                                      4,315,140
                                                                       ---------------

NON-AGENCY MORTGAGE-BACKED &
   ASSET-BACKED SECURITIES--10.6%
American Mortgage Trust,
   8.266% 09/27/22                                             9,732             8,759
Asset Securitization Corp.,
   6.750% 02/14/43                                         1,375,000         1,484,065
BMW Vehicle Owner Trust,
   3.800% 05/25/06                                            24,714            24,836
Chase Funding Mortgage Loan:
   5.638% 11/25/31                                         2,000,000         2,013,700
   6.448% 09/25/30                                         2,300,000         2,320,907
   6.975% 02/25/32                                         3,000,000         3,070,680
Chase Manhattan Auto
   Owner Trust:
   3.800% 05/15/08                                           242,045           244,729
   5.070% 02/15/08                                           107,388           109,155
Citibank Credit Card
   Issuance Trust,
   4.950% 02/09/09                                           250,000           259,355
Citicorp Mortgage Securities, Inc.,
   10.000% 07/01/17                                           19,816            19,795
Comfed Bancorp, Inc.,
   6.033% 01/01/18                                            15,367            15,597
First Horizon Mortgage
   Pass-Through Trust,
   5.355% 11/25/33                                           917,576           832,462
Glendale Federal Bank,
   9.125% 01/25/08 (e)                                         2,416             2,416
GSMPS Mortgage Loan Trust,
   7.750% 09/19/27 (c)                                     1,047,768         1,126,554
Honda Auto Receivables
   Owner Trust,
   3.830% 02/15/06                                            67,625            67,902
Imperial Savings Association,
   8.888% 07/25/17                                             2,865             2,859
JP Morgan Commercial
   Mortgage Finance Corp.,
   7.400% 07/15/31                                         2,000,000         2,219,920
LB Commercial Conduit
   Mortgage Trust:
   6.210% 10/15/35                                   $     1,800,000   $     1,923,876
   6.590% 02/18/30                                         1,500,000         1,608,045
MBNA Credit Card Master
   Note Trust,
   4.450% 08/15/16                                         1,000,000           926,310
Merrill Lynch Mortgage
   Investors, Inc.,
   7.127% 12/26/25                                            32,380            32,703
Mid-State Trust,
   7.340% 07/01/35                                         1,113,350         1,168,167
Nomura Asset Securities Corp.,
   7.120% 04/13/39                                         1,000,000         1,061,320
Private Export Funding Corp.,
   5.340% 03/15/06                                           125,000           130,171
Residential Asset Mortgage
   Products, Inc.,
   5.600% 12/25/33                                         1,313,000         1,296,837
Rural Housing Trust,
   6.330% 04/01/26                                            68,925            69,464
Structured Asset Securities
   Corp., IO,
   1.869% 02/25/28                                         2,004,792           182,313
Wells Fargo Auto Trust
   5.070% 03/15/08                                           111,390           112,096
                                                                       ---------------
TOTAL NON-AGENCY MORTGAGE-BACKED &
   ASSET-BACKED SECURITIES
   (cost of $21,476,674)                                                    22,334,993
                                                                       ---------------

SOVEREIGN DEBT--1.3%
Export Development of Canada,
   4.000% 08/01/07                                           100,000           101,213
Hydro-Quebec,
   Series HH, Yankee
   8.500% 12/01/29                                            75,000           100,084
Inter-American Development
   Bank Yankee, Debenture,
   8.875% 06/01/09                                           125,000           151,458
Province of British Columbia,
   5.375% 10/29/08                                            50,000            52,904
Province of Manitoba:
   4.250% 11/20/06                                           100,000           102,335
   Yankee, Debenture,
   5.500% 10/01/08                                            50,000            52,957
Province of New Brunswick,
   Senior Unsubordinated Note,
   3.500% 10/23/07                                            50,000            49,862
Province of Nova Scotia,
   5.750% 02/27/12                                            15,000            15,945
Province of Ontario,
   6.000% 02/21/06                                            40,000            41,975
State of Israel:
   5.500% 04/26/24                                         2,000,000         1,984,620
   6.750% 08/15/04                                           100,000           100,268
                                                                       ---------------
TOTAL SOVEREIGN DEBT
   (cost of $2,747,212)                                                $     2,753,621
                                                                       ---------------

                       See Notes to Investment Portfolio.

                                                           PAR              VALUE
                                                     ---------------   ---------------
SHORT-TERM OBLIGATIONS--35.2%
U.S. GOVERNMENT AGENCY--4.1%
Federal Home Loan
   Mortgage Corp.,
   1.250%, 07/01/04
   (cost of $8,559,000)                              $     8,559,000   $     8,559,000
                                                                       ---------------
REPURCHASE AGREEMENTS--31.1%
   Repurchase agreement with
   State Street Bank & Trust Co.,
   dated 06/30/04, due 07/01/04
   at 1.350%, collateralized by a
   Federal National Mortgage
   Association Note maturing
   05/15/05, market value
   $45,902,550, (repurchase
   proceeds $45,001,688)
   (cost of $45,000,000)                                  45,000,000        45,000,000
                                                                       ---------------
   Repurchase agreement with
   State Street Bank & Trust Co.,
   dated 06/30/04, due 07/01/04 at
   1.350%, collateralized by a Federal
   Home Loan Bank Note
   maturing 06/17/05, market
   value $20,872,440 (repurchase
   proceeds $20,462,767)
   (cost of $20,462,000)                                  20,462,000        20,462,000
                                                                       ---------------
TOTAL SHORT-TERM OBLIGATIONS
   (cost of $74,021,000)                                                    74,021,000
                                                                       ---------------
TOTAL INVESTMENTS--140.8%
   (cost of $292,916,306) (f)                                              295,863,121
                                                                       ---------------
OTHER ASSETS & LIABILITIES, Net--(40.8)%                                   (85,771,627)
                                                                       ---------------
NET ASSETS--100.0%                                                     $   210,091,494
                                                                       ===============

NOTES TO INVESTMENT PORTFOLIO:
(a)  Security purchased on a delayed delivery basis.
(b) The security or a portion of the security pledged as collateral for open futures contracts. At June 30, 2004, the total market value of securities pledged amounted to $107,030.
(c) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities amounted to $1,232,307, which represents 0.6% of net assets.
(d)  Step bond. Shown parenthetically is the next interest rate to be paid.
(e) Represents fair value as determined in good faith under procedures approved by the Board of Trustees.
(f)  Cost for federal income tax purposes is $295,299,773.

At June 30, 2004, the Fund held the following open long futures contracts:

                               AGGREGATE   EXPIRATION   UNREALIZED
TYPE                VALUE      FACE VALUE     DATE     APPRECIATION
----                -----     -----------  ----------  ------------
10 Year U.S.
  Treasury Note  $ 3,717,156  $ 3,691,015   Sept-2004    $ 26,141
                                                         ========

            ACRONYM              NAME
            -------              ----
             MTN           Medium Term Note
             IO            Interest Only

                       See Notes to Financial Statements.

STATEMENT OF ASSETS & LIABILITIES
Liberty Federal Securities Fund, Variable Series / June 30, 2004 (Unaudited)

ASSETS:
Investments, at cost (including repurchase agreements)                        $   292,916,306
                                                                              ---------------
Investments, at value                                                         $   230,401,121
Repurchase agreements, at value                                                    65,462,000
Receivable for:
   Fund shares sold                                                                   225,249
   Interest                                                                         2,235,745
   Dollar roll fee income                                                             203,045
   Futures variation margin                                                            24,438
Expense reimbursement due from Investment Advisor                                       3,016
Deferred Trustees' compensation plan                                                    6,082
                                                                              ---------------
   TOTAL ASSETS                                                                   298,560,696
                                                                              ---------------
LIABILITIES:
Payable to custodian bank                                                                 199
Payable for:
   Investments purchased on a delayed delivery basis                               88,211,213
   Fund shares repurchased                                                             56,993
   Investment advisory fee                                                             68,007
   Administration fee                                                                  25,447
   Transfer agent fee                                                                     604
   Pricing and bookkeeping fees                                                         6,562
   Audit fee                                                                           28,510
   Custody fee                                                                          4,558
   Reports to shareholders                                                             20,741
   Distribution fee--Class B                                                           21,601
Deferred Trustees' fees                                                                 6,082
Other liabilities                                                                      18,685
                                                                              ---------------
   TOTAL LIABILITIES                                                               88,469,202
                                                                              ---------------
NET ASSETS                                                                    $   210,091,494
                                                                              ===============
COMPOSITION OF NET ASSETS:
Paid-in capital                                                               $   206,218,149
Undistributed net investment income                                                 2,849,476
Accumulated net realized loss                                                      (1,949,087)
Net unrealized appreciation on:
   Investments                                                                      2,946,815
   Futures contracts                                                                   26,141
                                                                              ---------------
NET ASSETS                                                                    $   210,091,494
                                                                              ===============
CLASS A:
Net assets                                                                    $   106,312,881
Shares outstanding                                                                  9,970,741
                                                                              ===============
Net asset value per share                                                     $         10.66
                                                                              ===============
CLASS B:
Net assets                                                                    $   103,778,613
Shares outstanding                                                                  9,787,170
                                                                              ===============
Net asset value per share                                                     $         10.60
                                                                              ===============

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
Liberty Federal Securities Fund, Variable Series
For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME:
Interest                                                                      $     3,688,916
Dollar roll fee income                                                              1,669,910
                                                                              ---------------
   Total Investment Income                                                          5,358,826
                                                                              ---------------
EXPENSES:
Investment advisory fee                                                               442,634
Administration fee                                                                    165,988
Distribution fee--Class B                                                             132,427
Transfer agent fee                                                                      3,729
Pricing and bookkeeping fees                                                           46,820
Trustees' fees                                                                          4,347
Custody fee                                                                            13,665
Non-recurring costs (See Note 6)                                                        9,416
Other expenses                                                                         61,142
                                                                              ---------------
   Total Expenses                                                                     880,168
Fees reimbursed by Distributor--Class B                                                (9,318)
Non-recurring costs assumed by Investment Advisor (See Note 6)                         (9,416)
                                                                              ---------------
   Net Expenses                                                                       861,434
                                                                              ---------------
Net Investment Income                                                               4,497,392
                                                                              ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
   CONTRACTS:
Net realized loss on:
   Investments                                                                     (1,548,910)
   Futures contracts                                                                 (206,810)
                                                                              ---------------
     Net realized loss                                                             (1,755,720)
                                                                              ---------------
Net change in unrealized appreciation/depreciation on:
   Investments                                                                     (2,548,448)
   Futures contracts                                                                   33,875
                                                                              ---------------
     Net change in unrealized appreciation/depreciation                            (2,514,573)
                                                                              ---------------
Net Loss                                                                           (4,270,293)
                                                                              ---------------
Net Increase in Net Assets from Operations                                    $       227,099
                                                                              ===============

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Liberty Federal Securities Fund, Variable Series

                                                                                (UNAUDITED)
                                                                                SIX MONTHS          YEAR
                                                                                   ENDED            ENDED
                                                                                 JUNE 30,        DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS:                                                 2004              2003
----------------------------------                                            ---------------   ---------------
OPERATIONS:
Net investment income                                                         $     4,497,392   $     9,871,616
Net realized gain (loss) on investments and futures contracts                      (1,755,720)          493,246
Net change in unrealized appreciation/depreciation
   on investments and futures contracts                                            (2,514,573)       (4,730,598)
                                                                              ---------------   ---------------
        Net Increase from Operations                                                  227,099         5,634,264
                                                                              ---------------   ---------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
    Class A                                                                        (5,771,420)       (5,108,886)
    Class B                                                                        (5,005,764)       (4,100,433)
From net realized gains:
    Class A                                                                          (132,353)               --
    Class B                                                                          (120,609)               --
                                                                              ---------------   ---------------
        Total Distributions Declared to Shareholders                              (11,030,146)       (9,209,319)
                                                                              ---------------   ---------------
SHARE TRANSACTIONS:
Class A:
   Subscriptions                                                                    1,808,765         9,189,086
   Proceeds received in connection with merger                                             --        20,365,187
   Distributions reinvested                                                         5,903,773         5,108,886
   Redemptions                                                                    (18,075,886)      (36,414,475)
                                                                              ---------------   ---------------
        Net Decrease                                                              (10,363,348)       (1,751,316)
                                                                              ---------------   ---------------
Class B:
   Subscriptions                                                                    3,841,673        26,640,687
   Distributions reinvested                                                         5,126,373         4,100,433
   Redemptions                                                                     (9,718,909)      (22,022,925)
                                                                              ---------------   ---------------
        Net Increase (Decrease)                                                      (750,863)        8,718,195
                                                                              ---------------   ---------------
Net Increase (Decrease) from Share Transactions                                   (11,114,211)        6,966,879
                                                                              ---------------   ---------------
Total Increase (Decrease) in Net Assets                                           (21,917,258)        3,391,824

NET ASSETS:
Beginning of period                                                               232,008,752       228,616,928
                                                                              ---------------   ---------------
End of period (including undistributed net investment income of $2,849,476
   and $9,129,268, respectively)                                              $   210,091,494   $   232,008,752
                                                                              ===============   ===============
CHANGES IN SHARES:
Class A:
   Subscriptions                                                                      161,692           816,743
   Issued in connection with merger                                                        --         1,854,753
   Issued for distributions reinvested                                                540,144           460,675
   Redemptions                                                                     (1,661,153)       (3,274,930)
                                                                              ---------------   ---------------
        Net Decrease                                                                 (959,317)         (142,759)
                                                                              ---------------   ---------------
Class B:
   Subscriptions                                                                      350,517         2,398,556
   Issued for distributions reinvested                                                471,174           371,416
   Redemptions                                                                       (890,302)       (1,998,655)
                                                                              ---------------   ---------------
        Net Increase (Decrease)                                                       (68,611)          771,317
                                                                              ---------------   ---------------

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Liberty Federal Securities Fund, Variable Series / June 30, 2004 (Unaudited)

NOTE 1. ORGANIZATION

Liberty Federal Securities Fund, Variable Series (the "Fund"), a series of SteinRoe Variable Investment Trust (the "Trust") is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   INVESTMENT GOAL--The Fund seeks the highest possible level of current income consistent with the safety of principal and maintenance of liquidity.

   FUND SHARES--The Fund may issue an unlimited number of shares and offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts ("VA Contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION--Debt securities generally are valued by a pricing service approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

   SECURITY TRANSACTIONS--Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

   FUTURES CONTRACTS--The Fund may invest in municipal and U.S. Treasury futures contracts. The Fund may invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, Inc. of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Fund recognizes a realized gain or loss when the contract is closed or expires.

   MORTGAGE DOLLAR ROLL TRANSACTIONS--The Fund may enter into mortgage dollar roll transactions. A mortgage dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase substantially similar securities at an agreed upon price and date. During the period between the sale and repurchase, the Fund will not be entitled to accrue interest and receive principal payment on the securities sold. Mortgage dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. In the event the buyer of the securities under a mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the transaction may be restricted pending a determination by or with respect to the other party. The Fund identifies U.S. Government securities or other liquid high grade debt obligations as segregated with the custodian in an amount equal to the mortgage dollar roll transactions.

   DELAYED DELIVERY SECURITIES--The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies cash or liquid portfolio securities as segregated with the custodian in an amount equal to the delayed delivery commitment.

   INCOME RECOGNITION--Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Fee income attributable to mortgage dollar roll transactions is recorded on the accrual basis over the term of the transaction.

   DETERMINATION OF CLASS NET ASSET VALUES--All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

   FEDERAL INCOME TAX STATUS--The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

   DISTRIBUTIONS TO SHAREHOLDERS--Distributions to shareholders are recorded on ex-date. Dividends from net investment income, if any, are declared and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

NOTE 3. FEDERAL TAX INFORMATION

The tax character of distributions paid during the year ended December 31, 2003 was as follows:

Distributions paid from:
     Ordinary income*                     $  9,209,319
     Long-term capital gains                        --

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2004, based on cost of investments for federal income tax purposes was:

     Unrealized appreciation              $  3,735,531
     Unrealized depreciation                (3,172,183)
                                          ------------
       Net unrealized appreciation        $    563,348
                                          ============

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

Columbia Management Advisors, Inc. ("Columbia") is the investment advisor to the Fund. Prior to April 1, 2004, Columbia was an indirect, wholly owned subsidiary of FleetBoston Financial Corporation ("FleetBoston"). Effective April 1, 2004, FleetBoston, including the Fund's investment advisor, transfer agent and distributor, was acquired by Bank of America Corporation ("BOA"). The acquisition did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

   INVESTMENT ADVISORY FEE--Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets as follows:

AVERAGE DAILY NET ASSETS                ANNUAL FEE RATE
------------------------                ---------------
First $1 billion                              0.40%
Next $1 billion                               0.35%
Over $2 billion                               0.30%

   ADMINISTRATION FEE--Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.15% of the Fund's average daily net assets.

   PRICING AND BOOKKEEPING FEES--Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays the total fees received to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays additional fees for pricing services based on the number of securities held by the Fund. For the six months ended June 30, 2004, the Fund's annualized effective pricing and bookkeeping fee rate was 0.042%.

   TRANSFER AGENT FEE--Columbia Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services to the Fund. For such services, the Transfer Agent receives a monthly fee, at the annual rate of $7,500.

For the six months ended June 30, 2004, the Fund's annualized effective transfer agent fee rate was less than 0.01%.

   DISTRIBUTION FEES--Columbia Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the principal underwriter of the Fund. The Fund has adopted a 12b-1 plan which requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

   FEE WAIVERS--Columbia has voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) would not exceed 0.70% annually of the Fund's average daily net assets. The Distributor has voluntarily agreed to reimburse the Fund's Class B distribution fee in excess of 0.20% when the total operating expenses of the Fund applicable to Class B shares, including distribution fees, are in excess of 0.90% annually of the Class B average daily net assets. Columbia or the Distributor, at their discretion, may revise or discontinue these arrangements any time.

   CUSTODY CREDITS--The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

   FEES PAID TO OFFICERS AND TRUSTEES--The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

   OTHER--Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended June 30, 2004, the Fund paid $830 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2004, the cost of purchases and proceeds from sales of securities, excluding short-term obligations and dollar roll transactions, were $7,355,984 and $10,914,500, respectively, of which $4,360,924 and $3,496,562, respectively, were U.S. Government securities.

NOTE 6. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

   HIGH-YIELD SECURITIES--Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk bonds." Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent there is no established secondary market.

   INDUSTRY FOCUS--The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

   LEGAL PROCEEDINGS--Columbia, the Distributor, and certain of their affiliates (collectively, "The Columbia Group") have received information requests and subpoenas from various regulatory and law enforcement authorities in connection with their investigations of late trading and market timing in mutual funds, as well as other industry wide issues. The Columbia Group has not uncovered any instances where Columbia or the Distributor were knowingly involved in late trading of mutual fund shares.

On February 24, 2004, the Securities and Exchange Commission ("SEC") filed a civil complaint in the United States District Court for the District of Massachusetts against Columbia and the Distributor, alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual fund shares. Also on February 24, 2004, the New York Attorney General ("NYAG") filed a civil complaint in New York Supreme

Court, County of New York against Columbia and the Distributor alleging that Columbia and the Distributor had violated certain New York anti-fraud statutes. If either Columbia or the Distributor is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor or distributor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could prevent Columbia, the Distributor or any company that is an affiliated person of Columbia and the Distributor from serving as an investment advisor or distributor for any registered investment company, including your fund. Your fund has been informed by Columbia and the Distributor that, if these results occur, they will seek exemptive relief from the SEC to permit them to continue to serve as your fund's investment advisor and distributor. There is no assurance that such exemptive relief will be granted. On March 15, 2004, Columbia and the Distributor entered into agreements in principle with the SEC Division of Enforcement and NYAG in settlement of the charges. Under the agreements, Columbia and the Distributor agreed, among other things, to the following conditions: payment of $70 million in disgorgement; payment of $70 million in civil penalties; an order requiring Columbia and the Distributor to cease and desist from violations of the antifraud provisions and other provisions of the federal securities laws; governance changes designed to maintain the independence of the mutual fund boards of trustees and ensure compliance with securities laws and their fiduciary duties; and retention of an independent consultant to review Columbia's and the Distributor's compliance policies and procedures. The agreement requires the final approval of the SEC. In a separate agreement with the NYAG, the Columbia Group has agreed to reduce mutual fund fees by $80 million over a five-year period.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

In connection with the events described in detail above, various parties have filed suit against certain funds, their Boards and/or FleetBoston (and affiliated entities). These suits and certain regulatory investigations are ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

For the six months ended June 30, 2004, Columbia has assumed $9,416 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

NOTE 7. BUSINESS COMBINATIONS AND MERGERS

   FUND MERGERS--On April 7, 2003, the Galaxy VIP Quality Plus Bond Fund, previously a single class fund of Galaxy VIP Fund, a separate Massachusetts business trust, merged into the Fund's Class A shares. The Fund received a tax-free transfer of assets from the Galaxy VIP Quality Plus Bond Fund as follows:

     SHARES            NET ASSETS          UNREALIZED
     ISSUED             RECEIVED         APPRECIATION(1)
     ------            ----------        --------------
    1,854,753         $ 20,365,187        $ 1,020,254

                       NET ASSETS
                      OF GALAXY VIP
                      QUALITY PLUS         NET ASSETS
   NET ASSETS           BOND FUND          OF THE FUND
   OF THE FUND         IMMEDIATELY         IMMEDIATELY
    PRIOR TO            PRIOR TO             AFTER
   COMBINATION         COMBINATION         COMBINATION
   -----------        -------------        -----------
  $ 231,382,451       $  20,365,187       $ 251,747,638

(1) Unrealized appreciation is included in the Net Assets Received amount shown above.

FINANCIAL HIGHLIGHTS
Liberty Federal Securities Fund, Variable Series--Class B

Selected data for a share outstanding throughout each period is as follows:

                                              (UNAUDITED)
                                               SIX MONTHS                                                              PERIOD
                                                 ENDED                      YEAR ENDED DECEMBER 31,                     ENDED
                                                JUNE 30,         ---------------------------------------------      DECEMBER 31,
                                                  2004              2003             2002             2001            2000 (a)
                                              -----------        -----------      -----------      -----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD          $     11.12        $     11.30      $     10.78      $     10.72      $       9.87
                                              -----------        -----------      -----------      -----------      ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                            0.21               0.45             0.44             0.54(c)           0.38
Net realized and unrealized gain (loss) on
   investments and futures contracts                (0.19)             (0.19)            0.55             0.17(c)           0.47
                                              -----------        -----------      -----------      -----------      ------------
     Total from Investment Operations                0.02               0.26             0.99             0.71              0.85
                                              -----------        -----------      -----------      -----------      ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                          (0.53)             (0.44)           (0.47)           (0.65)               --
From net realized gains                             (0.01)                --               --               --                --
                                              -----------        -----------      -----------      -----------      ------------
     Total Distributions Declared to
       Shareholders                                 (0.54)             (0.44)           (0.47)           (0.65)               --
                                              -----------        -----------      -----------      -----------      ------------
NET ASSET VALUE, END OF PERIOD                $     10.60        $     11.12      $     11.30      $     10.78      $      10.72
                                              ===========        ===========      ===========      ===========      ============
Total return (d)(e)                                  0.05%(f)(g)        2.32%(g)         9.59%(g)         6.86%(g)          8.61%(f)
RATIOS TO AVERAGE NET ASSETS:
Expenses (h)                                         0.90%(i)           0.90%            0.90%            0.91%             0.87%(i)
Net investment income (h)                            3.95%(i)           3.99%            4.03%            5.02%(c)          6.25%(i)
Waiver/reimbursement                                 0.02%(i)           0.01%            0.01%            0.04%               --
Portfolio turnover rate                                 5%(f)             47%              69%              36%               43%
Net assets, end of period (000's)             $   103,779        $   109,616      $   102,671      $    49,987      $      7,663

(a) For the period from commencement of operations on June 1, 2000 to December 31, 2000.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended December 31, 2001 was to decrease the ratio of net investment income to average net assets from 5.05% to 5.02%. The impact to net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(d)  Total return at net asset value assuming all distributions reinvested.
(e) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.
(f)  Not annualized.
(g) Had the Investment Advisor and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i)  Annualized.

PORTFOLIO MANAGER'S DISCUSSION
Liberty Money Market Fund, Variable Series / June 30, 2004

Liberty Money Market Fund, Variable Series seeks maximum current income, consistent with capital preservation and the maintenance of liquidity.

Karen M. Arneil, CFA, has been the fund's portfolio manager since 2002. She has managed other funds for Columbia Management Advisors, Inc. and its predecessors since 1996.

The fund's six-month return was generally in line with what other money market funds were able to generate in this era of low yields on short-term instruments. For several years, the Federal Reserve Board kept short-term interest rates low as a means of stimulating economic growth. Now, after several quarters of strong advances in gross domestic product, policymakers have shifted their focus. On June 30, the Fed raised the federal funds rate--an overnight lending rate between banks that influences many other short-term rates--tO 1.25%. It was the first increase in this key rate since May 2000. It is expected to drive yields higher on money market instruments going forward.

FUND ADJUSTS TO A CHANGING ENVIRONMENT

In anticipation of higher short-term interest rates, we reduced the fund's weighted average maturity over the past six months from a range of 60-70 days to just over 40 days. This strategy gave up some short-term yield, because the difference in yields between short-term and longer-term money-market instruments widened to about one and one half percentage points during the period. However, by keeping the fund highly liquid, we should be able to reinvest at higher rates as they materialize. The fund's short-term orientation also reduced the risk to principal that applies to longer-term securities in a rising-rate environment.

   We further sought to limit interest-rate risk by purchasing floating-rate notes, whose coupons are reset as rates go up. Floating-rate notes come in several forms, including corporate debt, taxable municipal securities and federal agency debt. Together, these categories accounted for over 50% of the portfolio during the period.

FUTURE POSITIONING

Although inflationary pressures increased during the past six months, we did not consider inflation to be at a worrisome level, particularly as fuel prices began to come down from their recent highs. In our opinion, any future interest rate hikes are likely to be modest. Of course, we will closely monitor the Fed's public statements and actions for indications of any change in policy in the coming months. We expect to maintain a relatively short weighted-average maturity in the fund as long as the Fed remains on course to raise rates, and to lengthen our positions only when we feel that the current interest-rate cycle is nearing an end.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

PERFORMANCE INFORMATION
Liberty Money Market Fund, Variable Series / June 30, 2004

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2004 (%)

                       (CUMULATIVE)
                          6-MONTH    1-YEAR   5-YEAR  10-YEAR
-------------------------------------------------------------
The Fund (1/1/89)              0.27    0.60     2.87     3.96
Lipper Money Market
  Category average             0.26    0.53     2.88     3.99

Inception date of the fund is in parentheses.

NET ASSET VALUE PER SHARE ($)               12/31/03  6/30/04
-------------------------------------------------------------
The Fund                                      1.00     1.00

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PROVIDED. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE CONTACT YOUR INSURANCE COMPANY.

Total return performance includes changes in share price and reinvestment of all distributions. Lipper, Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

Lipper, Inc., a widely respected data provider, calculates an average total return for mutual funds with similar investment objectives.

INVESTMENT PORTFOLIO
Liberty Money Market Fund, Variable Series / June 30, 2004 (Unaudited)

                                                           PAR            VALUE (a)
                                                     ---------------   ---------------
CERTIFICATES OF DEPOSIT--5.3%
Barclays Bank PLC,
   1.225% 05/25/05 (b)                               $     5,000,000   $     4,998,626
Canadian Imperial
   Bank of Canada,
   1.289% 03/15/08 (b)                                     7,000,000         7,000,000
                                                                       ---------------
TOTAL CERTIFICATES OF DEPOSIT
   (cost of $11,998,626)                                                    11,998,626
                                                                       ---------------

COMMERCIAL PAPER--31.7% (c)
Amstel Funding Corp.,
   1.350% 09/07/04 (d)                                     1,700,000         1,695,665
CXC, Inc.,
   1.250% 08/05/04 (d)                                     7,000,000         6,991,493
Falcon Asset Securitization Corp.,
   1.100% 07/08/04 (d)                                     7,000,000         6,998,503
Fountain Square Commercial
   Funding Corp.,
   1.100% 07/30/04 (d)                                     7,000,000         6,993,797
Govco, Inc.:
   1.160% 08/11/04 (d)                                     3,000,000         2,996,037
   1.340% 09/07/04 (d)                                     4,000,000         3,989,876
Grampian Funding LLC,
   1.190% 08/09/04 (d)                                     2,000,000         1,997,422
Jupiter Securitization Corp.,
   1.100% 07/06/04 (d)                                     7,000,000         6,998,931
Lloyds Bank PLC,
   1.160% 10/13/04                                         5,000,000         4,983,244
Morgan Stanley & Co., Inc.,
   1.060% 07/01/04 (b)                                     5,000,000         5,000,000
Preferred Receivables Funding Corp.,
   1.140% 07/08/04 (d)                                     5,000,000         4,998,892
Rabobank USA Finance Corp.,
   1.050% 07/01/04                                         5,000,000         5,000,000
Variable Funding Capital Corp.,
   1.200% 07/16/04 (d)                                     2,600,000         2,598,700
Verizon Network Funding Corp.,
   1.270% 08/10/04                                         5,000,000         4,992,944
Windmill Funding Corp.,
   1.050% 07/07/04 (d)                                     5,000,000         4,999,125
                                                                       ---------------
TOTAL COMMERCIAL PAPER
   (cost of $71,234,629)                                                    71,234,629
                                                                       ---------------

CORPORATE BONDS--23.2%
American Express Corp.:
   1.310% 07/19/04 (b)(e)                                  3,000,000         3,000,000
   1.200% 03/05/08 (b)                                     5,000,000         5,000,000
American Healthcare Funding
   Corp., (LOC: LaSalle Bank)
   1.150% 05/01/27 (b)                                     2,305,000         2,305,000
American Honda Finance Corp.,
   1.290% 07/15/04 (b)(e)                                  5,000,000         5,000,371
Autumn House at Powder Mill, Inc.,
   (LOC: SunTrust Bank)
   1.300% 02/01/28 (b)(e)                                  1,930,000         1,930,000
Bedford Hills Golf Club, Inc.,
   (LOC: Fifth Third Bank)
   1.320% 04/01/13 (b)                               $     1,000,000   $     1,000,000
Destiny Manufacturing, Inc.,
   (LOC: Fifth Third Bank)
   1.340% 09/01/13 (b)                                     3,115,000         3,115,000
Engine Parts Warehouse, Inc.,
   (LOC: Fifth Third Bank)
   1.320% 11/01/21 (b)(d)                                  3,690,000         3,690,000
General Electric Capital Corp.,
   1.359% 08/16/04 (b)                                     5,000,000         5,001,315
Grand Rapids Christian School,
   (LOC: Fifth Third Bank)
   1.320% 09/01/28 (b)                                     2,000,000         2,000,000
JTJ Group LLC,
   (LOC: Fifth Third Bank)
   1.320% 12/01/33 (b)                                     2,600,000         2,600,000
Morgan Stanley & Co., Inc.,
   1.330% 12/29/04 (b)                                     4,000,000         4,000,000
Pretasky Roach Property, Inc.,
   (LOC: Wachovia Bank, NA)
   1.370% 01/01/19 (b)                                     2,000,000         2,000,000
Red Lion Evangelical Association, Inc.,
   (LOC: Wachovia Bank, NA)
   1.350% 06/01/26 (b)                                     2,410,000         2,410,000
Servaas, Inc.,
   (LOC: Fifth Third Bank)
   1.320% 03/01/13 (b)                                     4,190,000         4,190,000
Wells Fargo & Co.,
   1.300% 07/15/05 (b)(e)                                  5,000,000         5,000,000
                                                                       ---------------
TOTAL CORPORATE BONDS
   (cost of $52,241,686)                                                    52,241,686
                                                                       ---------------
MUNICIPAL BONDS--10.4%
Collier County Florida, IDA,
   Healthcare Facilities,
   Revenue Bonds,
   (LOC: Wachovia Bank)
   1.210% 11/01/19 (b)                                       800,000           800,000
Denver, Colorado, City & County
   Airport, Revenue Bonds,
   (LOC: Societe Generale)
   1.150% 11/15/05 (b)                                     3,400,000         3,400,000
Indiana Health Facilities Finance
   Authority, Revenue Bonds,
   (LOC: Wells Fargo Bank)
   1.200% 06/01/12 (b)                                       800,000           800,000
New Jersey Economic Development
   Authority, State Pension Funding,
   (FSA INS/SPA: Dexia Credit Local)
   1.130% 02/15/29 (b)                                     9,000,000         9,000,000
State of Texas, Public Finance
   Authority, Revenue Bonds,
   1.120% 07/08/04 (b)                                     5,000,000         5,000,000

                       See Notes to Investment Portfolio.

                                                           PAR            VALUE (a)
                                                     ---------------   ---------------
Washington State Housing Finance
   Commission, Revenue Bonds,
   (LOC: Wells Fargo Bank)
   1.300% 11/01/35 (b)                               $     4,415,000   $     4,415,000
                                                                       ---------------
TOTAL MUNICIPAL BONDS
   (cost of $23,415,000)                                                    23,415,000
                                                                       ---------------

U.S. GOVERNMENT AGENCIES--28.0%
Federal Home Loan Bank:
   1.350% 04/15/05                                         2,000,000         2,000,000
   1.070% 04/19/05 (b)                                    10,000,000         9,997,611
   1.220% 04/25/05 (b)                                     3,000,000         2,999,014
   1.350% 04/29/05                                         3,000,000         3,000,000
Federal Home Loan Mortgage Corp.:
   1.100% 10/07/05 (b)                                    10,000,000        10,000,000
   1.135% 11/07/05 (b)                                     2,000,000         2,000,000
   Discount Note:
   1.290% 08/12/04 (c)                                    10,000,000         9,984,950
   1.610% 12/07/04 (c)                                     3,000,000         2,978,667
Federal National Mortgage Association:
   1.490% 03/23/05 (b)                                    15,000,000        14,997,810
   1.550% 05/04/05                                         2,000,000         2,000,000
   1.600% 05/13/05                                         1,000,000         1,000,000
   1.750% 05/23/05                                         2,000,000         2,000,000
                                                                       ---------------
TOTAL U.S. GOVERNMENT AGENCIES
   (cost of $62,958,052)                                                    62,958,052
                                                                       ---------------

SHORT-TERM OBLIGATION--1.5%
Repurchase agreement with
   State Street Bank & Trust Co.,
   dated 06/30/04, due 07/01/04 at
   1.350%, collateralized by a Federal
   Home Loan Mortgage Corp. Bond
   maturing 10/12/06, market value
   $3,546,196 (repurchase proceeds
   $3,476,130) (cost of $3,476,000)                        3,476,000         3,476,000
                                                                       ---------------
TOTAL INVESTMENTS--100.1%
   (cost of $225,323,993) (f)                                              225,323,993
                                                                       ---------------
OTHER ASSETS & LIABILITIES, NET--(0.1)%                                       (236,324)
                                                                       ---------------
NET ASSETS--100.0%                                                     $   225,087,669
                                                                       ===============

NOTES TO INVESTMENT PORTFOLIO:
(a)  See Note 2.
(b) Variable rate security. The interest rate shown reflects the rate as of June 30, 2004.
(c)  The rate shown represents the annualized yield at the date of purchase.
(d) Represents private placement securities exempt from registration by Section 4(2) of the Securities Act of 1933. These securities generally are issued to investors who agree that they are purchasing the securities for investments and not for public distribution. Any resale by the Fund must be in an exempt transaction, normally to other institutional investors. At June 30, 2004, the aggregate amortized cost of the Fund's private placement securities was $54,948,441, which represents 24.4% of net assets. None of these securities were deemed illiquid.
(e) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities amounted to $14,930,371, which represents 6.6% of net assets.
(f) Cost for both financial statement and federal income tax purposes is the same.

            ACRONYM              NAME
            -------              ----
             FSA       Financial Security Assurance
             IDA       Industrial Development Authority
             INS       Insured
             LOC       Letter of Credit
             SPA       Stand-by Purchase Agreement

                       See Notes to Financial Statements.

STATEMENT OF ASSETS & LIABILITIES
Liberty Money Market Fund, Variable Series / June 30, 2004 (Unaudited)

ASSETS:
Investments, at amortized cost approximating value                            $   225,323,993
Cash                                                                                      300
Receivable for:
   Fund shares sold                                                                    42,512
   Interest                                                                           164,907
Deferred Trustees' compensation plan                                                    6,903
                                                                              ---------------
     TOTAL ASSETS                                                                 225,538,615
                                                                              ---------------
LIABILITIES:
Payable for:
   Fund shares repurchased                                                            268,618
   Distributions                                                                       12,501
   Investment advisory fee                                                             56,595
   Administration fee                                                                  27,263
   Transfer agent fee                                                                     604
   Pricing and bookkeeping fees                                                         6,105
   Audit fee                                                                           20,112
   Custody fee                                                                          2,026
   Reports to shareholders                                                             45,553
Deferred Trustees' fees                                                                 6,903
Other liabilities                                                                       4,666
                                                                              ---------------
     TOTAL LIABILITIES                                                                450,946
                                                                              ---------------
NET ASSETS                                                                    $   225,087,669
                                                                              ===============
COMPOSITION OF NET ASSETS:
Paid-in capital                                                               $   225,091,607
Overdistributed net investment income                                                  (3,874)
Accumulated net realized loss                                                             (64)
                                                                              ---------------
NET ASSETS                                                                    $   225,087,669
                                                                              ===============
Shares outstanding                                                                225,135,021
                                                                              ===============
Net asset value per share                                                     $          1.00
                                                                              ===============

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME:
Interest                                                                      $     1,192,724
                                                                              ---------------
EXPENSES:
Investment advisory fee                                                               358,216
Administration fee                                                                    155,342
Transfer agent fee                                                                      3,729
Pricing and bookkeeping fees                                                           32,939
Trustees' fees                                                                          6,060
Custody fee                                                                             6,496
Reports to shareholders                                                                33,240
Other expenses                                                                         25,002
                                                                              ---------------
   Total Expenses                                                                     621,024
Custody earnings credit                                                                  (126)
                                                                              ---------------
   Net Expenses                                                                       620,898
                                                                              ---------------
Net Investment Income                                                                 571,826
                                                                              ---------------
Net Increase in Net Assets from Operations                                    $       571,826
                                                                              ===============

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Liberty Money Market Fund, Variable Series

                                                                                (UNAUDITED)
                                                                                SIX MONTHS          YEAR
                                                                                   ENDED            ENDED
                                                                                 JUNE 30,        DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS:                                                 2004              2003
----------------------------------                                            ---------------   ---------------
OPERATIONS:
Net investment income                                                         $       571,826   $     1,660,396
Net realized loss on investments                                                           --               (44)
                                                                              ---------------   ---------------
        Net Increase from Operations                                                  571,826         1,660,352
                                                                              ---------------   ---------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
   From net investment income                                                        (584,445)       (1,651,340)
                                                                              ---------------   ---------------
SHARE TRANSACTIONS:
   Subscriptions                                                                   91,314,276       234,955,322
   Proceeds received in connection with merger                                             --        14,534,445
   Distributions reinvested                                                           584,445         1,651,340
   Redemptions                                                                    (66,691,182)     (310,160,097)
                                                                              ---------------   ---------------
        Net Increase (Decrease) from Share Transactions                            25,207,539       (59,018,990)
                                                                              ---------------   ---------------
Total Increase (Decrease) in Net Assets                                            25,194,920       (59,009,978)

NET ASSETS:
Beginning of period                                                               199,892,749       258,902,727
                                                                              ---------------   ---------------
End of period (including undistributed (overdistributed) net investment
   income of $(3,874) and $8,745, respectively)                               $   225,087,669   $   199,892,749
                                                                              ===============   ===============
CHANGES IN SHARES:
   Subscriptions                                                                   91,314,276       234,957,547
   Issued in connection with merger                                                        --        14,534,816
   Issued for distributions reinvested                                                584,445         1,651,340
   Redemptions                                                                    (66,691,182)     (310,160,097)
                                                                              ---------------   ---------------
        Net Increase (Decrease)                                                    25,207,539       (59,016,394)
                                                                              ---------------   ---------------

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Liberty Money Market Fund, Variable Series / June 30, 2004 (Unaudited)

NOTE 1. ORGANIZATION

Liberty Money Market Fund, Variable Series (the "Fund"), a series of SteinRoe Variable Investment Trust (the "Trust") is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   INVESTMENT GOAL--The Fund seeks maximum current income consistent with capital preservation and the maintenance of liquidity.

   FUND SHARES--The Fund may issue an unlimited number of shares. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts ("VA Contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION--Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

   SECURITY TRANSACTIONS--Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

   REPURCHASE AGREEMENTS--The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

   INCOME RECOGNITION--Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

   FEDERAL INCOME TAX STATUS--The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

   DISTRIBUTIONS TO SHAREHOLDERS--Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

NOTE 3. FEDERAL TAX INFORMATION

The tax character of distributions paid during the year ended December 31, 2003 was as follows:

Distributions paid from:

     Ordinary income*                     $  1,651,340
     Long-term capital gains                        --

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

Columbia Management Advisors, Inc. ("Columbia") is the investment advisor to the Fund. Prior to April 1, 2004, Columbia was an indirect, wholly owned subsidiary of FleetBoston Financial Corporation ("FleetBoston"). Effective April 1, 2004, FleetBoston, including the Fund's investment advisor and transfer agent, was acquired by Bank of America Corporation ("BOA"). The acquisition did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

   INVESTMENT ADVISORY FEE--Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets as follows:

AVERAGE DAILY NET ASSETS                 ANNUAL FEE RATE
------------------------                 ---------------
First $500 million                            0.35%
Next $500 million                             0.30%
Over $1 billion                               0.25%

   ADMINISTRATION FEE--Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.15% of the Fund's average daily net assets.

   PRICING AND BOOKKEEPING FEES--Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays the total fees received to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays additional fees for pricing services based on the number of securities held by the Fund. For the six months ended June 30, 2004, the Fund's annualized effective pricing and bookkeeping fee rate was 0.032%.

   TRANSFER AGENT FEE--Columbia Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services to the Fund. For such services, the Transfer Agent receives a monthly fee, at the annual rate of $7,500.

For the six months ended June 30, 2004, the Fund's annualized effective transfer agent fee rate was less than 0.01%.

   FEE WAIVERS--Columbia has voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) would not exceed 0.65% annually of the Fund's average daily net assets. Columbia, at its discretion, may revise or discontinue this arrangement any time.

   CUSTODY CREDITS--The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

   FEES PAID TO OFFICERS AND TRUSTEES--The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

   OTHER--Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended June 30, 2004, the Fund paid $823 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

NOTE 5. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

   LEGAL PROCEEDINGS--Columbia, the Distributor, and certain of their affiliates (collectively, "The Columbia Group") have received information requests and subpoenas from various regulatory and law enforcement authorities in connection with their investigations of late trading and market timing in mutual funds, as well as other industry wide issues. The Columbia Group has not uncovered any instances where Columbia or the Distributor were knowingly involved in late trading of mutual fund shares.

On February 24, 2004, the Securities and Exchange Commission ("SEC") filed a civil complaint in the United States District Court for the District of Massachusetts against Columbia and the Distributor, alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual fund shares. Also on February 24, 2004, the New York Attorney General ("NYAG") filed a civil complaint in New York Supreme Court, County of New York against Columbia and the Distributor alleging that Columbia and the Distributor had violated certain New York anti-fraud statutes. If either Columbia or the Distributor is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor or distributor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could prevent Columbia, the Distributor or any company that is an affiliated person of Columbia and the Distributor from serving as an investment advisor or distributor for any registered investment company, including your fund. Your fund has been informed by Columbia and the Distributor that, if these results occur, they will seek exemptive relief from the SEC to permit them to continue to serve as your fund's investment advisor and distributor. There is no assurance that such exemptive relief will be granted. On

March 15, 2004, Columbia and the Distributor entered into agreements in principle with the SEC Division of Enforcement and NYAG in settlement of the charges. Under the agreements, Columbia and the Distributor agreed, among other things, to the following conditions: payment of $70 million in disgorgement; payment of $70 million in civil penalties; an order requiring Columbia and the Distributor to cease and desist from violations of the antifraud provisions and other provisions of the federal securities laws; governance changes designed to maintain the independence of the mutual fund boards of trustees and ensure compliance with securities laws and their fiduciary duties; and retention of an independent consultant to review Columbia's and the Distributor's compliance policies and procedures. The agreement requires the final approval of the SEC. In a separate agreement with the NYAG, the Columbia Group has agreed to reduce mutual fund fees by $80 million over a five-year period.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

In connection with the events described in detail above, various parties have filed suit against certain funds, their Boards and/or FleetBoston (and affiliated entities). These suits and certain regulatory investigations are ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

NOTE 6. BUSINESS COMBINATIONS AND MERGERS

   FUND MERGERS--On April 7, 2003, Galaxy VIP Money Market Fund, previously a fund of the Galaxy VIP Fund, a separate Massachusetts business trust, merged into the Stein Roe Money Market Fund, Variable Series. Stein Roe Money Market Fund, Variable Series received a tax-free transfer of assets from Galaxy VIP Money Market Fund as follows:

      SHARES                               NET ASSETS
      ISSUED                                RECEIVED
      ------                              ------------
    14,534,816                            $ 14,534,445

                                            NET ASSETS
    NET ASSETS          NET ASSETS         OF STEIN ROE
   OF STEIN ROE       OF GALAXY VIP     MONEY MARKET FUND,
MONEY MARKET FUND,   MONEY MARKET FUND   VARIABLE SERIES
 VARIABLE SERIES        IMMEDIATELY        IMMEDIATELY
     PRIOR TO            PRIOR TO             AFTER
    COMBINATION         COMBINATION         COMBINATION
------------------   -----------------  ------------------
  $ 256,836,286        $ 14,534,445       $  271,370,731

Also on April 7, 2003, subsequent to the merger described above, Stein Roe Money Market Fund, Variable Series was reorganized as Liberty Money Market Fund, Variable Series.

FINANCIAL HIGHLIGHTS
Liberty Money Market Fund, Variable Series

Selected data for a share outstanding throughout each period is as follows:

                                          (UNAUDITED)
                                          SIX MONTHS
                                             ENDED                              YEAR ENDED DECEMBER 31,
                                           JUNE 30,       ---------------------------------------------------------------------
                                             2004            2003            2002          2001          2000          1999
                                          -----------     -----------     -----------   -----------   -----------   -----------
NET ASSET VALUE, BEGINNING OF PERIOD      $     1.000     $     1.000     $     1.000   $     1.000   $     1.000   $     1.000
                                          -----------     -----------     -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (a)                       0.003           0.007           0.012         0.036         0.059         0.047
                                          -----------     -----------     -----------   -----------   -----------   -----------
LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS:

From net investment income                     (0.003)         (0.007)         (0.012)       (0.036)       (0.059)       (0.047)
                                          -----------     -----------     -----------   -----------   -----------   -----------
NET ASSET VALUE, END OF PERIOD            $     1.000     $     1.000     $     1.000   $     1.000   $     1.000   $     1.000
                                          ===========     ===========     ===========   ===========   ===========   ===========
Total return (b)(c)                              0.27%(d)        0.69%(e)        1.23%         3.64%         6.05%         4.79%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
Expenses (f)                                     0.60%(g)        0.54%           0.65%         0.56%         0.56%         0.52%(h)
Net investment income (f)                        0.55%(g)        0.69%           1.25%         3.45%         5.90%         4.75%(h)
Waiver/reimbursement                               --            0.04%             --            --            --            --
Net assets, end of period (000's)         $   225,088     $   199,893     $   258,903   $   266,985   $   212,317   $   170,539

(a) Per share data was calculated using average shares outstanding during the period.
(b)  Total return at net asset value assuming all distributions reinvested.
(c) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.
(d)  Not annualized.
(e) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)  Annualized.
(h) During the year ended December 31, 1999, the Fund experienced a one-time reduction in its expenses of two basis points as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred throughout the fiscal year without the reduction.

PORTFOLIO MANAGER'S DISCUSSION
Liberty Small Company Growth Fund, Variable Series / June 30, 2004

Liberty Small Company Growth Fund, Variable Series seeks long-term growth.

Paul J. Berlinguet, head of the small-cap growth team at Columbia Management Advisors, Inc., has managed the fund since November 2003.

The fund's performance fell short of its benchmark, the Russell 2000 Growth Index, for the six-month period ended June 30, 2004 because we favored stocks with higher projected growth rates and modestly higher valuations than the index. This bias somewhat dampened performance as rising interest rates ratcheted down investors' tolerance for risk. However, strong stock picking across sectors benefited the fund's return. Our focus was on higher-quality companies with healthy balance sheets, attractive business models and strong management teams. Stocks with these characteristics held up well as small-cap earnings growth decelerated modestly and valuations rose to levels comparable to those on large-cap stocks.

HEALTH CARE AND INDUSTRIALS BENEFITED PERFORMANCE

Health care and industrial stocks were the fund's best performers. In health care, Cytyc, Salix Pharmaceuticals and Nektar Therapeutics generated solid returns (0.5%, 1.2% and 0.9% of net assets, respectively). Cytyc, which makes the thin prep imaging system used for PAP smears, benefited from expansion overseas and a recent acquisition. Salix's stock price shot up as it gained approval for a new gastrointestinal drug. Nektar rallied after filing in Europe for approval of its innovative inhaled insulin product. By contrast, Taro Pharmaceutical Industries (0.9% of net assets) declined after a major earnings disappointment related to its new over-the-counter product strategy. DepoMed (0.6% of net assets), a specialty pharmaceutical company that is developing a new drug technology, also fell significantly.

   Industrial stocks rallied nicely as the economy improved and business picked up. The fund benefited from holding an above-average stake in transportation stocks, including trucking, railroad and freight companies. The freight industry, in particular, enjoyed favorable supply/demand dynamics, which allowed companies to raise prices, resulting in higher profits and upward earnings revisions. EGL (1.1% of net assets), a freight forwarder, did especially well. Elsewhere, our small stake in energy also boosted performance, as high commodity prices helped stock prices.

TECHNOLOGY AND MEDIA RETURNS FELL SHORT

Although technology companies generated strong earnings during the period, most technology stocks made little headway as investors worried that earnings growth would slow. The fund's above-average stake in semiconductor stocks hurt performance, as the group took a sharp downturn. Cray, the supercomputer company, and Netopia, which makes smart modems for DSL (0.5% and 0.3% of net assets, respectively) also detracted from the fund's return. However, Silicon Image (1.3% of net assets), a company that makes connectivity semiconductors, offset some of these losses. Its share price rose sharply as sales and earnings exceeded expectations.

   Within the consumer discretionary sector, we had an above-average investment in media stocks, which suffered when advertising revenues failed to move higher. We still think the improving economy, upcoming Presidential election and summer Olympics bode well for the industry. A few of our gaming stocks also faltered. The exception was Station Casinos, which posted very strong gains. Business boomed at the company's casinos for Las Vegas residents and through collaborations with Native American tribes. We took profits and sold our stake. The fund also benefited from owning Jarden (2.1% of net assets), a diversified consumer products company with strong earnings growth.

SMALL-CAP GROWTH STOCKS HAVE POTENTIAL OPPORTUNITY AHEAD

We remain cautiously optimistic about the prospects for small-cap growth stocks. We believe they have the potential to benefit from an improving economy and continued strong earnings. However, we think stock selection has become more important, given higher risk premiums and valuation levels. We believe our focus on higher quality small-cap growth companies will help us in a potentially volatile market environment.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence.

Investments in small-cap companies may be subject to greater volatility and price fluctuations because they may be thinly traded and less liquid than investments in larger companies.

Holdings are disclosed as of June 30, 2004, and are subject to change.

PERFORMANCE INFORMATION
Liberty Small Company Growth Fund, Variable Series / June 30, 2004

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2004 (%)

                        (CUMULATIVE)
                          6-MONTH     1-YEAR   5-YEAR  10-YEAR
--------------------------------------------------------------
Class B (6/1/00)                5.38   29.75     6.33     7.05
Russell 2000
   Growth Index                 5.68   31.55    -0.45     7.16

Inception date of share class is in parentheses.

NET ASSET VALUE PER SHARE ($)                12/31/03  6/30/04
--------------------------------------------------------------
Class B                                        9.85     10.38

[CHART]

VALUE OF A $10,000 INVESTMENT, 7/1/94 - 6/30/04

CLASS B: $19,768

                       CLASS B SHARES   RUSSELL 2000 GROWTH INDEX
                       --------------   -------------------------
7/1/94                   $   10,000           $   10,000
9/30/94                  $   10,936           $   10,934
12/31/94                 $   10,847           $   10,855
3/31/95                  $   10,847           $   11,450
6/30/95                  $   10,634           $   12,586
9/30/95                  $   11,833           $   14,017
12/31/95                 $   12,122           $   14,224
3/31/96                  $   13,161           $   15,041
6/30/96                  $   14,133           $   15,919
9/30/96                  $   15,062           $   15,784
12/31/96                 $   15,389           $   15,825
3/31/97                  $   14,268           $   14,165
6/30/97                  $   16,490           $   16,651
9/30/97                  $   17,964           $   19,468
12/31/97                 $   16,592           $   17,872
3/31/98                  $   17,932           $   19,995
6/30/98                  $   15,555           $   18,847
9/30/98                  $   12,271           $   14,633
12/31/98                 $   13,721           $   18,092
3/31/99                  $   12,664           $   17,788
6/30/99                  $   14,548           $   20,412
9/30/99                  $   15,002           $   19,408
12/31/99                 $   20,311           $   25,888
3/31/2000                $   25,218           $   28,291
6/30/2000                $   23,728           $   26,206
9/30/2000                $   24,563           $   25,165
12/31/2000               $   19,193           $   20,082
3/31/2001                $   15,867           $   17,029
6/30/2001                $   18,972           $   20,090
9/30/2001                $   14,153           $   14,448
12/31/2001               $   17,201           $   18,230
3/31/2002                $   17,257           $   17,872
6/30/2002                $   15,162           $   15,066
9/30/2002                $   12,324           $   11,824
12/31/2002               $   12,991           $   12,712
3/31/2003                $   12,419           $   12,219
6/30/2003                $   15,238           $   15,170
9/30/2003                $   16,153           $   16,758
12/31/2003               $   18,763           $   18,883
3/31/2004                $   20,116           $   19,937
6/30/2004                $   19,768           $   19,961

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PROVIDED. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE CONTACT YOUR INSURANCE COMPANY.

Total return performance includes changes in share price and reinvestment of all distributions. The Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

Class B shares (newer class shares) performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. If differences in expenses were reflected, the returns for the periods prior to the inception of the new class of shares would be lower.

Inception date of class A shares (oldest existing share class) is January 1, 1989.

INVESTMENT PORTFOLIO
Liberty Small Company Growth Fund, Variable Series / June 30, 2004 (Unaudited)

                                                         SHARES             VALUE
                                                     ---------------   ---------------
COMMON STOCKS--98.5%
CONSUMER DISCRETIONARY--15.5%
HOTELS, RESTAURANTS & LEISURE--3.3%
Alliance Gaming Corp. (a)                                     23,600   $       404,976
Gaylord Entertainment Co. (a)                                 20,300           637,217
Pinnacle Entertainment, Inc. (a)                              29,500           371,995
Scientific Games Corp., Class A (a)                           36,600           700,524
                                                                       ---------------
                                                                             2,114,712
                                                                       ---------------
MEDIA--5.6%
Arbitron, Inc. (a)                                            15,300           558,756
Cumulus Media, Inc., Class A (a)                              28,200           474,042
Journal Communications, Inc., Class A                          9,700           182,651
Lin TV Corp., Class A (a)                                     27,700           587,240
MDC Partners, Inc., Class A (a)                               38,500           462,000
Radio One, Inc., Class D (a)                                  22,200           355,422
Sinclair Broadcast Group, Inc.,
   Class A (a)                                                62,000           636,740
TiVo, Inc. (a)                                                49,300           349,537
                                                                       ---------------
                                                                             3,606,388
                                                                       ---------------
MULTILINE RETAIL--0.6%
Fred's, Inc.                                                  19,300           426,337
                                                                       ---------------
SPECIALTY RETAIL--6.0%
Bombay Co, Inc. (a)                                           64,800           397,224
Cost Plus, Inc. (a)                                           16,800           545,160
Design Within Reach, Inc. (a)                                  5,100            83,793
Jarden Corp. (a)                                              37,350         1,344,226
Party City Corp. (a)                                          15,500           193,595
Petco Animal Supplies, Inc. (a)                               15,400           496,034
Sharper Image Corp. (a)                                       24,800           778,472
                                                                       ---------------
                                                                             3,838,504
                                                                      ---------------

CONSUMER STAPLES--0.4%
FOOD & STAPLES RETAILING--0.4%
Performance Food Group Co. (a)                                10,200           270,708
                                                                       ---------------

ENERGY--3.5%
ENERGY EQUIPMENT & SERVICES--1.9%
Key Energy Services, Inc. (a)                                 36,700           346,448
Maverick Tube Corp. (a)                                       13,000           341,380
Unit Corp. (a)                                                16,600           522,070
                                                                       ---------------
                                                                             1,209,898
                                                                       ---------------
OIL & GAS--1.6%
Edge Petroleum Corp. (a)                                      11,900           202,300
Energy Partners Ltd. (a)                                       4,500            68,850
Mission Resources Corp. (a)                                   23,900           136,230
Western Gas Resources, Inc.                                   18,200           591,136
                                                                       ---------------
                                                                               998,516
                                                                       ---------------

FINANCIALS--10.9%
CAPITAL MARKETS--1.7%
Investors Financial Services Corp.                            10,595           461,730
Jefferies Group, Inc.                                         20,000           618,400
                                                                       ---------------
                                                                             1,080,130
                                                                       ---------------
COMMERCIAL BANKS--3.7%
Boston Private Financial
   Holdings, Inc.                                             19,600   $       453,936
East-West Bancorp, Inc.                                       26,200           804,340
Mercantile Bank Corp.                                         15,855           577,915
Prosperity Bancshares, Inc.                                   23,000           560,050
                                                                       ---------------
                                                                             2,396,241
                                                                       ---------------
DIVERSIFIED FINANCIAL SERVICES--3.2%
ACE Cash Express, Inc. (a)                                    14,300           367,367
Commercial Capital
   BanCorp, Inc. (a)                                          30,666           532,668
Greenhill & Co., Inc. (a)                                     14,700           307,377
MTC Technologies, Inc. (a)                                    21,400           552,548
National Financial Partners Corp.                              9,700           342,119
                                                                       ---------------
                                                                             2,102,079
                                                                       ---------------
INSURANCE--2.3%
Infinity Property & Casualty Corp.                            24,000           792,000
Philadelphia Consolidated
   Holding Co. (a)                                            11,100           666,777
                                                                       ---------------
                                                                             1,458,777
                                                                       ---------------

HEALTH CARE--23.4%
BIOTECHNOLOGY--5.7%
BioMarin Pharmaceuticals,
   Inc. (a)                                                   58,200           349,200
Ciphergen Biosystems, Inc. (a)                                29,600           216,672
Cytogen Corp. (a)                                             23,200           368,880
Exact Sciences Corp. (a)                                      35,500           218,325
Ilex Oncology, Inc. (a)                                       15,800           394,842
NeoPharm, Inc. (a)                                            47,445           490,107
Neurocrine Biosciences, Inc. (a)                              10,500           544,425
Protein Design Labs, Inc. (a)                                 23,100           441,903
Telik, Inc. (a)                                               25,600           611,072
                                                                       ---------------
                                                                             3,635,426
                                                                       ---------------
HEALTH CARE EQUIPMENT & SUPPLIES--7.0%
Bio-Rad Laboratories, Inc.,
   Class A (a)                                                 7,600           447,336
Cardiac Science, Inc. (a)                                     91,000           222,950
Conceptus, Inc. (a)                                           35,300           397,125
Cytyc Corp. (a)                                               13,600           345,032
Integra LifeSciences Holdings
   Corp. (a)                                                  18,400           648,968
LCA-Vision, Inc. (a)                                          19,800           576,774
Medical Action Industries, Inc. (a)                           39,100           719,440
Palomar Medical Technologies,
   Inc. (a)                                                   10,700           179,653
SonoSite, Inc. (a)                                            24,200           578,622
SurModics, Inc. (a)                                           16,100           396,704
                                                                       ---------------
                                                                             4,512,604
                                                                       ---------------

                       See Notes to Investment Portfolio.

                                                         SHARES             VALUE
                                                     ---------------   ---------------
HEALTH CARE PROVIDERS & SERVICES--2.9%
Advisory Board Co. (a)                                        16,900   $       601,640
America Services Group, Inc. (a)                               9,953           345,867
Isolagen, Inc. (a)                                            34,800           357,744
LifePoint Hospitals, Inc. (a)                                 10,800           401,976
U.S. Physical Therapy, Inc. (a)                               13,400           183,714
                                                                       ---------------
                                                                             1,890,941
                                                                       ---------------
PHARMACEUTICALS--7.8%
Advancis Pharmaceutical Corp. (a)                             39,600           268,884
Atrix Laboratories, Inc. (a)                                  15,100           517,628
Bone Care International, Inc. (a)                             19,600           459,032
Caraco Pharmaceutical
   Laboratories Ltd. (a)                                      13,800           133,032
DepoMed, Inc. (a)                                             72,100           356,895
DOV Pharmaceutical, Inc. (a)                                  32,400           452,304
Nektar Therapeutics (a)                                       30,200           602,792
Noven Pharmaceuticals, Inc. (a)                               28,400           625,368
Renovis, Inc. (a)                                             33,700           308,692
Salix Pharmaceuticals Ltd. (a)                                22,700           747,965
Taro Pharmaceutical Industries
   Ltd. (a)                                                   12,600           548,100
                                                                       ---------------
                                                                             5,020,692
                                                                       ---------------

INDUSTRIALS--10.9%
AEROSPACE & DEFENSE--1.0%
DRS Technologies, Inc. (a)                                    20,200           644,380
                                                                       ---------------
AIR FREIGHT & LOGISTICS--2.0%
EGL, Inc. (a)                                                 27,400           728,840
UTI Worldwide, Inc.                                           10,000           526,900
                                                                       ---------------
                                                                             1,255,740
                                                                       ---------------
COMMERCIAL SERVICES & SUPPLIES--3.3%
Corporate Executive Board Co. (a)                             12,500           722,375
Laureate Education, Inc. (a)                                  11,800           451,232
Navigant Consulting, Inc. (a)                                 20,200           433,088
NCO Group, Inc. (a)                                           19,300           515,117
                                                                       ---------------
                                                                             2,121,812
                                                                       ---------------
ELECTRICAL EQUIPMENT--0.5%
Plug Power, Inc. (a)                                          42,400           317,152
                                                                       ---------------
MACHINERY--1.1%
Cuno, Inc. (a)                                                 8,775           468,146
RAE Systems, Inc. (a)                                         45,500           245,700
                                                                       ---------------
                                                                               713,846
                                                                       ---------------
ROAD & RAIL--2.4%
Genesee & Wyoming, Inc.,
   Class A (a)                                                23,557           558,301
Heartland Express, Inc.                                       19,700           538,992
Sirva, Inc. (a)                                               19,000           437,000
                                                                       ---------------
                                                                             1,534,293
                                                                       ---------------
TRADING COMPANIES & DISTRIBUTORS--0.6%
Aceto Corp.                                                   22,400           394,240
                                                                       ---------------

INFORMATION TECHNOLOGY--31.0%
COMMUNICATIONS EQUIPMENT--2.6%
F5 Networks, Inc. (a)                                         18,200   $       481,936
Finisar Corp. (a)                                            120,400           238,392
Inter-Tel, Inc.                                               18,739           467,913
Netopia, Inc. (a)                                             30,300           199,980
NMS Communications Corp. (a)                                  40,000           295,200
                                                                       ---------------
                                                                             1,683,421
                                                                       ---------------
COMPUTERS & PERIPHERALS--2.7%
Applied Films Corp. (a)                                       19,000           551,380
Cray, Inc. (a)                                                50,500           334,310
PalmSource, Inc. (a)                                          26,600           455,924
Pinnacle Systems, Inc. (a)                                    56,200           401,830
                                                                       ---------------
                                                                             1,743,444
                                                                       ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.1%
Anixter International, Inc. (a)                               13,900           473,017
Global Imaging Systems, Inc. (a)                              21,800           799,188
Itron, Inc. (a)                                               26,400           605,616
OSI Systems, Inc. (a)                                          6,100           121,573
                                                                       ---------------
                                                                             1,999,394
                                                                       ---------------
INTERNET SOFTWARE & SERVICES--4.4%
Corillian Corp. (a)                                           97,000           488,880
Digital River, Inc. (a)                                       15,900           518,817
Digitas, Inc. (a)                                             61,500           678,345
Equinix, Inc. (a)                                             10,700           363,158
PEC Solutions, Inc. (a)                                        8,700           103,791
Retek, Inc. (a)                                               55,300           339,542
Telecommunication Systems Inc.                                58,200           330,576
                                                                       ---------------
                                                                             2,823,109
                                                                       ---------------
IT SERVICES--0.0%
MAXIMUS, Inc. (a)                                                500            17,730
                                                                       ---------------
SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT--12.3%
Artisan Components, Inc. (a)                                  28,100           724,980
August Technology Corp. (a)                                   27,800           348,612
Brooks Automation, Inc. (a)                                   29,600           596,440
DSP Group, Inc. (a)                                           13,500           367,740
Entegris, Inc. (a)                                            68,500           792,545
FEI Co. (a)                                                   21,700           518,847
Integrated Circuit Systems, Inc. (a)                          12,300           334,068
IXYS Corp. (a)                                                62,900           495,652
Lattice Semiconductor Corp. (a)                               35,700           250,257
Leadis Technology Inc.                                        23,000           308,430
Mykrolis Corp. (a)                                            34,500           600,990
Silicon Image, Inc. (a)                                       62,800           824,564
Silicon Storage Technology, Inc. (a)                          54,700           563,410
Skyworks Solutions, Inc. (a)                                  28,500           248,805
Transmeta Corp. (a)                                           91,755           200,943
Ultratech, Inc. (a)                                           29,500           480,260
Zoran Corp. (a)                                               12,400           227,540
                                                                       ---------------
                                                                             7,884,083
                                                                       ---------------

                       See Notes to Investment Portfolio.

                                                         SHARES             VALUE
                                                     ---------------   ---------------
SOFTWARE--5.9%
Activision, Inc. (a)                                          30,952   $       492,137
Captiva Software Corp. (a)                                    41,000           397,290
Epicor Software Corp. (a)                                     25,800           362,490
Magma Design Automation,
   Inc. (a)                                                   30,100           578,823
Manhattan Associates, Inc. (a)                                15,500           478,640
Micromuse, Inc. (a)                                           64,300           430,167
OpenTV Corp., Class A (a)                                    104,200           216,736
ScanSoft, Inc. (a)                                            54,800           271,260
Take-Two Interactive Software,
   Inc. (a)                                                    9,000           275,760
Verity, Inc. (a)                                              22,300           301,273
                                                                       ---------------
                                                                             3,804,576
                                                                       ---------------

MATERIALS--2.2%
CHEMICALS--0.5%
Landec Corp. (a)                                              40,200           274,566
                                                                       ---------------
CONSTRUCTION MATERIALS--1.1%
AMCOL International Corp.                                     10,700           202,765
Chicago Bridge & Iron Co. NV,
   NY Registered Shares, ADR                                  18,500           515,225
                                                                       ---------------
                                                                               717,990
                                                                       ---------------
METALS & MINING--0.6%
Steel Technologies, Inc.                                      18,100           399,648
                                                                       ---------------

TELECOMMUNICATION SERVICES--0.7%
WIRELESS TELECOMMUNICATION SERVICES--0.7%
At Road, Inc. (a)                                             54,100           413,866
                                                                       ---------------
TOTAL COMMON STOCKS
   (cost of $52,465,318)                                                    63,305,243
                                                                       ---------------

                                                           PAR              VALUE
                                                     ---------------   ---------------
SHORT-TERM OBLIGATION--1.7%
Repurchase agreement with State Street
   Bank & Trust Co., dated 06/30/04, due
   07/01/04 at 1.170%, collateralized by
   a U.S. Treasury Bond maturing
   11/15/26, market value $1,137,665
   (repurchase proceeds $1,111,036)
   (cost of $1,111,000)                              $     1,111,000   $     1,111,000
                                                                       ---------------
TOTAL INVESTMENTS--100.2%
   (cost of $53,576,318) (b)                                                64,416,243
                                                                       ---------------
OTHER ASSETS & LIABILITIES, NET--(0.2)%                                       (115,973)
                                                                       ---------------
NET ASSETS--100.0%                                                     $    64,300,270
                                                                       ===============

NOTES TO INVESTMENT PORTFOLIO:
(a)  Non-income producing security.
(b) Cost for both financial statement and federal income tax purposes is the same.

            ACRONYM              NAME
            -------              ----
              ADR     American Depositary Receipt

                       See Notes to Financial Statements.

STATEMENT OF ASSETS & LIABILITIES
Liberty Small Company Growth Fund, Variable Series / June 30, 2004 (Unaudited)

ASSETS:
Investments, at cost                                                          $    53,576,318
                                                                              ---------------
Investments, at value                                                         $    64,416,243
Cash                                                                                      101
Receivable for:
   Investments sold                                                                   364,000
   Fund shares sold                                                                    29,627
   Interest                                                                                36
   Dividends                                                                            6,747
Expense reimbursement due from Investment Advisor                                       1,563
Deferred Trustees' compensation plan                                                    3,335
Other assets                                                                               25
                                                                              ---------------
     TOTAL ASSETS                                                                  64,821,677
                                                                              ---------------
LIABILITIES:
Payable for:
   Investments purchased                                                              364,003
   Fund shares repurchased                                                             80,819
   Investment advisory fee                                                             25,672
   Administration fee                                                                   7,452
   Transfer agent fee                                                                     604
   Pricing and bookkeeping fees                                                         3,499
   Audit fee                                                                           19,271
   Custody fee                                                                          2,301
Deferred Trustees' fees                                                                 3,335
Other liabilities                                                                      14,451
                                                                              ---------------
     TOTAL LIABILITIES                                                                521,407
                                                                              ---------------
NET ASSETS                                                                    $    64,300,270
                                                                              ===============
COMPOSITION OF NET ASSETS:
Paid-in capital                                                               $    85,270,662
Accumulated net investment loss                                                      (190,073)
Accumulated net realized loss                                                     (31,620,244)
Net unrealized appreciation on investments                                         10,839,925
                                                                              ---------------
NET ASSETS                                                                    $    64,300,270
                                                                              ===============
CLASS A:
Net assets                                                                    $    64,299,253
Shares outstanding                                                                  6,143,059
                                                                              ===============
Net asset value per share                                                     $         10.47
                                                                              ===============
CLASS B:
Net assets                                                                    $         1,017
Shares outstanding                                                                         98
                                                                              ===============
Net asset value per share                                                     $         10.38
                                                                              ===============

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
Liberty Small Company Growth Fund, Variable Series
For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME:
Dividends                                                                     $        67,412
Interest                                                                                2,452
                                                                              ---------------
   Total Investment Income (net of foreign taxes withheld of $222)                     69,864
                                                                              ---------------
EXPENSES:
Investment advisory fee                                                               162,859
Administration fee                                                                     48,858
Distribution fee--Class B                                                                   1
Transfer agent fee                                                                      3,729
Pricing and bookkeeping fees                                                           11,014
Trustees' fees                                                                          3,955
Custody fee                                                                             7,028
Audit fee                                                                              17,479
Non-recurring costs (See Note 6)                                                        2,793
Other expenses                                                                          9,666
                                                                              ---------------
   Total Expenses                                                                     267,382
Fees and expenses waived or reimbursed by Investment Advisor                           (6,514)
Non-recurring costs assumed by Investment Advisor (See Note 6)                         (2,793)
Custody earnings credit                                                                   (56)
                                                                              ---------------
   Net Expenses                                                                       258,019
                                                                              ---------------
Net Investment Loss                                                                  (188,155)
                                                                              ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                                                    5,472,347
Net change in unrealized appreciation/depreciation on investments                  (1,849,351)
                                                                              ---------------
Net Gain                                                                            3,622,996
                                                                              ---------------
Net Increase in Net Assets from Operations                                    $     3,434,841
                                                                              ===============

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Liberty Small Company Growth Fund, Variable Series

                                                                                (UNAUDITED)
                                                                                SIX MONTHS           YEAR
                                                                                   ENDED             ENDED
                                                                                 JUNE 30,        DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS:                                                 2004              2003
----------------------------------                                            ---------------   ---------------
OPERATIONS:
Net investment loss                                                           $      (188,155)  $      (347,020)
Net realized gain on investments                                                    5,472,347         3,318,354
Net change in unrealized appreciation/depreciation on investments                  (1,849,351)       17,840,827
                                                                              ---------------   ---------------
        Net Increase from Operations                                                3,434,841        20,812,161
                                                                              ---------------   ---------------
SHARE TRANSACTIONS:
Class A:
   Subscriptions                                                                    2,204,835         3,883,501
   Proceeds received in connection with merger                                             --         2,419,589
   Redemptions                                                                     (5,497,120)      (11,890,253)
                                                                              ---------------   ---------------
        Net Decrease from Share Transactions                                       (3,292,285)       (5,587,163)
                                                                              ---------------   ---------------
Total Increase in Net Assets                                                          142,556        15,224,998

NET ASSETS:
Beginning of period                                                                64,157,714        48,932,716
                                                                              ---------------   ---------------
End of period (including accumulated net investment loss of $(190,073)
   and $(1,918), respectively)                                                $    64,300,270   $    64,157,714
                                                                              ===============   ===============
CHANGES IN SHARES:
Class A:
   Subscriptions                                                                      211,446           484,182
   Issued in connection with merger                                                        --           368,840
   Redemptions                                                                       (531,610)       (1,497,850)
                                                                              ---------------   ---------------
        Net Decrease                                                                 (320,164)         (644,828)
                                                                              ---------------   ---------------

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Liberty Small Company Growth Fund, Variable Series / June 30, 2004 (Unaudited)

NOTE 1. ORGANIZATION

Liberty Small Company Growth Fund, Variable Series (the "Fund"), a series of SteinRoe Variable Investment Trust (the "Trust") is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   INVESTMENT GOAL--The Fund seeks long-term growth by investing at least 80% of its net assets in common stocks of small-cap companies.

   FUND SHARES--The Fund may issue an unlimited number of shares and offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts ("VA Contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION--Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

   SECURITY TRANSACTIONS--Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

   REPURCHASE AGREEMENTS--The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

   INCOME RECOGNITION--Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

   DETERMINATION OF CLASS NET ASSET VALUES--All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

   FEDERAL INCOME TAX STATUS--The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

   DISTRIBUTIONS TO SHAREHOLDERS--Distributions to shareholders are recorded on ex-date. Dividends from net investment income, if any, are declared and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

NOTE 3. FEDERAL TAX INFORMATION

The tax character of distributions paid during the year ended December 31, 2003 was as follows:

Distributions paid from:
     Ordinary income*                     $         --
     Long-term capital gains                        --

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2004, based on cost of investments for federal income tax purposes was:

     Unrealized appreciation              $ 14,686,571
     Unrealized depreciation                (3,846,646)
                                          ------------
       Net unrealized appreciation        $ 10,839,925
                                          ============

The following capital loss carryforwards, determined as of December 31, 2003, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

    YEAR OF                               CAPITAL LOSS
   EXPIRATION                             CARRYFORWARD
   ----------                             ------------
     2008                                 $    295,699
     2009                                   26,615,658
     2010                                   10,080,251
                                          ------------
                                          $ 36,991,608
                                          ============

Of the capital loss carryforwards attributable to the Fund, $775,124 was obtained upon the Fund's merger with Galaxy VIP Small Company Growth Fund (See
Note 7).

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

Columbia Management Advisors, Inc. ("Columbia") is the investment advisor to the Fund. Prior to April 1, 2004, Columbia was an indirect, wholly owned subsidiary of FleetBoston Financial Corporation ("FleetBoston"). Effective April 1, 2004, FleetBoston, including the Fund's investment advisor, transfer agent and distributor, was acquired by Bank of America Corporation ("BOA"). The acquisition did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

   INVESTMENT ADVISORY FEE--Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets as follows:

AVERAGE DAILY NET ASSETS                ANNUAL FEE RATE
------------------------                ---------------
First $1 billion                              0.50%
Next $500 million                             0.45%
Over $1.5 billion                             0.40%

   ADMINISTRATION FEE--Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.15% of the Fund's average daily net assets.

   PRICING AND BOOKKEEPING FEES--Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays the total fees received to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays additional fees for pricing services based on the number of securities held by the Fund. For the six months ended June 30, 2004, the Fund's annualized effective pricing and bookkeeping fee rate was 0.034%.

   TRANSFER AGENT FEE--Columbia Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services to the Fund. For such services, the Transfer Agent receives a monthly fee, at the annual rate of $7,500.

For the six months ended June 30, 2004, the Fund's annualized effective transfer agent fee rate was 0.01%.

   DISTRIBUTION FEES--Columbia Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the principal underwriter of the Fund. The Fund has adopted a 12b-1 plan which requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

   FEE WAIVERS--Columbia has agreed to reimburse certain fees of the Fund at the annual rate of 0.02% of the Fund's average daily net assets. Columbia had contractually agreed to maintain this arrangement until April 13, 2004. Subsequent to this date Columbia, at its discretion, may revise or discontinue this arrangement any time.

   CUSTODY CREDITS--The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

   FEES PAID TO OFFICERS AND TRUSTEES--The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

   OTHER--Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended June 30, 2004, the Fund paid $692 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2004, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $15,928,745 and $19,938,867, respectively.

NOTE 6. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

   INDUSTRY FOCUS--The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

   LEGAL PROCEEDINGS--Columbia, the Distributor, and certain of their affiliates (collectively, "The Columbia Group") have received information requests and subpoenas from various regulatory and law enforcement authorities in connection with their investigations of late trading and market timing in mutual funds, as well as other industry wide issues. The Columbia Group has not uncovered any instances where Columbia or the Distributor were knowingly involved in late trading of mutual fund shares.

On February 24, 2004, the Securities and Exchange Commission ("SEC") filed a civil complaint in the United States District Court for the District of Massachusetts against Columbia and the Distributor, alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual fund shares. Also on February 24, 2004, the New York Attorney General ("NYAG") filed a civil complaint in New York Supreme Court, County of New York against Columbia and the Distributor alleging that Columbia and the Distributor had violated certain New York anti-fraud statutes. If either Columbia or the Distributor is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor or distributor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could prevent Columbia, the Distributor or any company that is an affiliated person of Columbia and the Distributor from serving as an investment advisor or distributor for any registered investment company, including your fund. Your fund has been informed by Columbia and the Distributor that, if these results occur, they will seek exemptive relief from the SEC to permit them to continue to serve as your fund's investment advisor and distributor. There is no assurance that such exemptive relief will be granted. On March 15, 2004, Columbia and the Distributor entered into agreements in principle with the SEC Division of Enforcement and NYAG in settlement of the charges. Under the agreements, Columbia and the Distributor agreed, among other things, to the following conditions: payment of $70 million in disgorgement; payment of $70 million in civil penalties; an order requiring Columbia and the Distributor to cease and desist from violations of the antifraud provisions and other provisions of the federal securities laws; governance changes designed to maintain the independence of the mutual fund boards of trustees and ensure compliance with securities laws and their fiduciary duties; and retention of an independent consultant to review Columbia's and the Distributor's compliance policies and procedures. The agreement requires the final approval of the SEC. In a separate agreement with the NYAG, the Columbia Group has agreed to reduce mutual fund fees by $80 million over a five-year period.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

In connection with the events described in detail above, various parties have filed suit against certain funds, their Boards and/or FleetBoston (and affiliated entities). These suits and certain regulatory investigations are ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

For the six months ended June 30, 2004, Columbia has assumed $2,793 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

NOTE 7. BUSINESS COMBINATIONS AND MERGERS

   FUND MERGERS--On April 14, 2003, the Galaxy VIP Small Company Growth Fund, previously a single class fund of Galaxy VIP Fund, a separate Massachusetts business trust, merged into the Stein Roe Small Company Growth Fund, Variable Series Class A shares. The Stein Roe Small Company Growth Fund, Variable Series received a tax-free transfer of assets from the Galaxy VIP Small Company Growth Fund as follows:

      SHARES            NET ASSETS          UNREALIZED
      ISSUED             RECEIVED         DEPRECIATION(1)
      ------            ----------        ---------------
     368,840           $ 2,419,589            $ 86,415

                                           NET ASSETS
    NET ASSETS          NET ASSETS        OF STEIN ROE
   OF STEIN ROE       OF GALAXY VIP       SMALL COMPANY
  SMALL COMPANY       SMALL COMPANY        GROWTH FUND,
   GROWTH FUND,        GROWTH FUND       VARIABLE SERIES
 VARIABLE SERIES       IMMEDIATELY         IMMEDIATELY
     PRIOR TO            PRIOR TO             AFTER
   COMBINATION         COMBINATION         COMBINATION
 ---------------      -------------      ---------------
  $  44,410,684        $ 2,419,589         $ 46,830,273

(1) Unrealized depreciation is included in the Net Assets Received amount shown above.

Also on April 14, 2003, subsequent to the merger described above, the Stein Roe Small Company Growth Fund, Variable Series was reorganized as the Liberty Small Company Growth Fund, Variable Series.

FINANCIAL HIGHLIGHTS
Liberty Small Company Growth Fund, Variable Series--Class B Shares

Selected data for a share outstanding throughout each period is as follows:

                                           (UNAUDITED)
                                            SIX MONTHS                                                             PERIOD
                                              ENDED                      YEAR ENDED DECEMBER 31,                    ENDED
                                             JUNE 30,         ---------------------------------------------      DECEMBER 31,
                                               2004              2003             2002             2001            2000 (a)
                                           -----------        -----------      -----------      -----------      -----------
NET ASSET VALUE, BEGINNING OF PERIOD       $      9.85        $      6.82      $      9.03      $     19.05      $     19.39
                                           -----------        -----------      -----------      -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:

Net investment loss (b)                          (0.04)             (0.07)           (0.07)           (0.06)           (0.06)
Net realized and unrealized gain (loss)
   on investments                                 0.57               3.10            (2.14)           (2.32)           (0.28)
                                           -----------        -----------      -----------      -----------      -----------
     Total from Investment Operations             0.53               3.03            (2.21)           (2.38)           (0.34)
                                           -----------        -----------      -----------      -----------      -----------
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net realized gains                             --                 --               --            (7.64)              --
                                           -----------        -----------      -----------      -----------      -----------
NET ASSET VALUE, END OF PERIOD             $     10.38        $      9.85      $      6.82      $      9.03      $     19.05
                                           ===========        ===========      ===========      ===========      ===========
Total return (c)(d)                               5.38%(e)(f)       44.43%(e)       (24.47)%(e)      (10.38)%(e)       (1.75)%(f)
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
   DATA:
Expenses (g)                                      1.04%(h)           1.05%            1.05%            1.07%            1.00%(h)
Net investment loss (g)                          (0.83)%(h)         (0.88)%          (0.82)%          (0.57)%          (0.49)%(h)
Waiver/reimbursement                              0.02%(h)           0.03%            0.02%            0.04%              --
Portfolio turnover rate                             25%(f)            117%             117%             146%             155%
Net assets, end of period (000's)          $         1        $         1      $         1      $         1      $         1

(a) For the period from commencement of operations on June 1, 2000 to December 31, 2000.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Total return at net asset value assuming all distributions reinvested.
(d) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.
(e) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)  Annualized.

PORTFOLIO MANAGER'S DISCUSSION
Stein Roe Growth Stock Fund, Variable Series / June 30, 2004

Stein Roe Growth Stock Fund, Variable Series seeks long-term growth.

Paul Blaustein has managed the fund since he joined Columbia Management Advisors, Inc. in October 2003.

The fund significantly underperformed its benchmark, the Russell 1000 Growth Index, during the six-month period ended June 30, 2004, mainly because of its technology holdings. Even though the technology companies in the portfolio are high-quality, well-established businesses, technology as a whole was one of the worst-performing market sectors during the period. Investors either took profits following the group's strong returns in 2003 or believed--wrongly in our view--that the next trend for technology would be downward.

INVESTOR CONCERNS REFLECTED IN STOCK PRICES

After strong performance in 2003, the stock market made only modest headway during the first half of 2004. While corporate profits continued to grow during the period, investors saw the likelihood of higher rates and an uncertain geopolitical situation as negative for stocks. And as energy prices rose sharply during the period, it left Americans with less money to spend on consumer goods.

TECHNOLOGY STOCKS DID NOT REFLECT FAVORABLE OUTLOOK

The fund was hurt by its above-average exposure to technology. This exposure was based on our outlook at the beginning of the year that a stronger economy and improving corporate profits would lead to more capital spending by businesses. This outlook was reflected in our investments in semiconductor and semiconductor equipment companies, such as Xilinx, Novellus Systems and Applied Materials (3.1%, 2.3% and 2.5% of net assets, respectively). Even though these companies had stronger-than-expected sales and earnings during the period, their stock prices declined. The most logical explanation, in our view, is that investors started selling tech stocks--both higher-quality companies with consistent earnings growth and lower-quality names--in anticipation of a slowdown in the industry's growth rate. However, we believe that as the economy continues to grow, high-quality technology stocks have the potential to perform well.

GAINS FROM ENERGY, DISAPPOINTMENTS FROM MEDIA

The fund's one energy stock, Schlumberger (3.4% of net assets), an oil well services and equipment company, benefited from higher energy prices and contributed positively to performance. The fund's media and entertainment holdings, including Viacom and Liberty Media (2.7% and 1.3% of net assets, respectively), detracted from performance as the recovery in corporate profits was not reflected in increased advertising.

PORTFOLIO STRUCTURE BASED ON LONG-TERM OUTLOOK

The portfolio focuses on a relatively small number of large-cap growth stocks, diversified across a broad range of sectors with a targeted holding period of three years or longer. We added Maxim Integrated Products (1.1% of net assets), which contributed positively to returns. The company is a leading manufacturer of analog semiconductors, which convert real world information, such as sound, into the "1's" and "0's" that a computer understands. Funds for this purchase came from the sale of Veritas Software, which we sold after the company failed to meet investors' earnings expectations and said it would have to re-state earnings for the previous three years. Subsequent to our sale, the stock fell substantially due to another round of missed expectations.

ECONOMIC ENVIRONMENT EXPECTED TO SUPPORT STOCKS

Although stocks turned in a lackluster performance in the first half of 2004, we are optimistic about the rest of the year. In our view, the current recovery is part of a relatively long economic cycle. Inflation is still relatively low, liquidity available for investment is ample, and corporate profits are strong. We believe this is a positive environment for the rapidly growing, competitive companies that make up the fund's portfolio.

Economic and market conditions frequently change. There is no assurance that the trends described here will continue or commence.

An investment in Stein Roe Growth Stock Fund, Variable Series offers the potential for long-term growth, but also involves certain risks, including stock market fluctuations due to economic and business developments. The fund may also invest up to 25% of its assets in foreign stocks. There are also specific risks involved when investing in foreign stocks, such as currency exchange rate fluctuations, economic change, instability of emerging countries and political developments.

Holdings are disclosed as of June 30, 2004, and are subject to change.

PERFORMANCE INFORMATION
Stein Roe Growth Stock Fund, Variable Series / June 30, 2004

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2004 (%)

                            (CUMULATIVE)
                              6-MONTH    1-YEAR   5-YEAR   10-YEAR
------------------------------------------------------------------
Class B (6/1/00)               -2.23      10.36    -7.67     8.44
Russell 1000
Growth Index                    2.74      17.88    -6.48    10.11
S&P 500 Index                   3.44      19.11    -2.20    11.83

Inception date of share class is in parentheses.

NET ASSET VALUE PER SHARE ($)       12/31/03    6/30/04
-------------------------------------------------------
Class B                              24.19       23.65

[CHART]

VALUE OF A $10,000 INVESTMENT, 7/1/94 - 6/30/04

CLASS B: $22,492

                        CLASS B SHARES    RUSSELL 1000 GROWTH INDEX    S&P 500 Index
7/1/94                   $     10,000          $     10,000            $     10,000
7/31/94                  $     10,203          $     10,342            $     10,328
8/31/94                  $     10,651          $     10,918            $     10,751
9/30/94                  $     10,459          $     10,771            $     10,488
10/31/94                 $     10,614          $     11,024            $     10,724
11/30/94                 $     10,235          $     10,670            $     10,334
12/31/94                 $     10,319          $     10,849            $     10,487
1/31/95                  $     10,416          $     11,081            $     10,758
2/28/95                  $     10,758          $     11,546            $     11,178
3/31/95                  $     11,071          $     11,883            $     11,508
4/30/95                  $     11,413          $     12,143            $     11,846
5/31/95                  $     11,670          $     12,566            $     12,320
6/30/95                  $     12,177          $     13,051            $     12,605
7/31/95                  $     12,639          $     13,594            $     13,024
8/31/95                  $     12,782          $     13,608            $     13,057
9/30/95                  $     13,403          $     14,236            $     13,608
10/31/95                 $     13,340          $     14,246            $     13,559
11/30/95                 $     14,125          $     14,800            $     14,154
12/31/95                 $     14,213          $     14,884            $     14,427
1/31/96                  $     14,563          $     15,381            $     14,917
2/29/96                  $     14,774          $     15,663            $     15,056
3/31/96                  $     14,876          $     15,683            $     15,201
4/30/96                  $     15,075          $     16,096            $     15,424
5/31/96                  $     15,738          $     16,657            $     15,822
6/30/96                  $     15,896          $     16,681            $     15,882
7/31/96                  $     14,913          $     15,703            $     15,180
8/31/96                  $     15,280          $     16,108            $     15,501
9/30/96                  $     16,377          $     17,281            $     16,373
10/31/96                 $     16,751          $     17,385            $     16,825
11/30/96                 $     17,679          $     18,690            $     18,097
12/31/96                 $     17,239          $     18,324            $     17,739
1/31/97                  $     18,709          $     19,609            $     18,847
2/28/97                  $     18,290          $     19,475            $     18,994
3/31/97                  $     17,147          $     18,422            $     18,214
4/30/97                  $     18,498          $     19,645            $     19,301
5/31/97                  $     19,710          $     21,063            $     20,477
6/30/97                  $     20,612          $     21,906            $     21,394
7/31/97                  $     22,241          $     23,842            $     23,097
8/31/97                  $     20,751          $     22,447            $     21,803
9/30/97                  $     21,823          $     23,552            $     22,998
10/31/97                 $     21,350          $     22,680            $     22,230
11/30/97                 $     21,898          $     23,644            $     23,259
12/31/97                 $     22,801          $     23,909            $     23,660
1/31/98                  $     22,744          $     24,624            $     23,922
2/28/98                  $     24,406          $     26,476            $     25,647
3/31/98                  $     25,444          $     27,532            $     26,960
4/30/98                  $     25,764          $     27,912            $     27,232
5/31/98                  $     25,496          $     27,119            $     26,764
6/30/98                  $     27,057          $     28,779            $     27,851
7/31/98                  $     26,748          $     28,589            $     27,555
8/31/98                  $     22,246          $     24,298            $     23,571
9/30/98                  $     23,063          $     26,164            $     25,082
10/31/98                 $     25,127          $     28,268            $     27,121
11/30/98                 $     27,077          $     30,419            $     28,764
12/31/98                 $     29,159          $     33,163            $     30,421
1/31/99                  $     31,576          $     35,109            $     31,693
2/28/99                  $     30,645          $     33,505            $     30,707
3/31/99                  $     32,526          $     35,270            $     31,935
4/30/99                  $     31,967          $     35,316            $     33,171
5/31/99                  $     31,078          $     34,232            $     32,389
6/30/99                  $     33,518          $     36,628            $     34,186
7/31/99                  $     32,532          $     35,464            $     33,119
8/31/99                  $     31,996          $     36,042            $     32,957
9/30/99                  $     31,727          $     35,285            $     32,054
10/31/99                 $     33,919          $     37,949            $     34,083
11/30/99                 $     35,517          $     39,998            $     34,775
12/31/99                 $     39,928          $     44,158            $     36,823
1/31/2000                $     39,688          $     42,087            $     34,975
2/29/2000                $     43,439          $     44,145            $     34,314
3/31/2000                $     45,902          $     47,306            $     37,670
4/30/2000                $     43,575          $     45,054            $     36,536
5/31/2000                $     40,002          $     42,783            $     35,787
6/30/2000                $     43,810          $     46,026            $     36,671
7/31/2000                $     42,237          $     44,107            $     36,099
8/31/2000                $     46,266          $     48,098            $     38,340
9/30/2000                $     42,380          $     43,548            $     36,316
10/31/2000               $     39,282          $     41,488            $     36,164
11/30/2000               $     34,042          $     35,373            $     33,314
12/31/2000               $     35,080          $     34,255            $     33,477
1/31/2001                $     36,182          $     36,622            $     34,666
2/28/2001                $     31,445          $     30,404            $     31,504
3/31/2001                $     29,052          $     27,096            $     29,507
4/30/2001                $     31,888          $     30,524            $     31,799
5/31/2001                $     31,053          $     30,075            $     32,012
6/30/2001                $     29,838          $     29,377            $     31,234
7/31/2001                $     28,341          $     28,643            $     30,928
8/31/2001                $     26,161          $     26,300            $     28,992
9/30/2001                $     23,848          $     23,675            $     26,650
10/31/2001               $     24,521          $     24,918            $     27,159
11/30/2001               $     26,532          $     27,313            $     29,242
12/31/2001               $     26,380          $     27,261            $     29,499
1/31/2002                $     25,518          $     26,778            $     29,068
2/28/2002                $     24,275          $     25,667            $     28,507
3/31/2002                $     25,355          $     26,555            $     29,579
4/30/2002                $     23,895          $     24,388            $     27,787
5/31/2002                $     23,403          $     23,798            $     27,581
6/30/2002                $     21,488          $     21,597            $     25,617
7/31/2002                $     19,602          $     20,409            $     23,622
8/31/2002                $     19,535          $     20,470            $     23,775
9/30/2002                $     17,572          $     18,347            $     21,191
10/31/2002               $     18,549          $     20,030            $     23,056
11/30/2002               $     19,706          $     21,117            $     24,414
12/31/2002               $     18,398          $     19,658            $     22,981
1/31/2003                $     18,037          $     19,180            $     22,379
2/28/2003                $     17,516          $     19,092            $     22,043
3/31/2003                $     17,880          $     19,447            $     22,257
4/30/2003                $     19,430          $     20,884            $     24,091
5/31/2003                $     20,278          $     21,927            $     25,360
6/30/2003                $     20,383          $     22,229            $     25,685
7/31/2003                $     21,058          $     22,783            $     26,137
8/31/2003                $     21,420          $     23,350            $     26,647
9/30/2003                $     20,764          $     23,100            $     26,364
10/31/2003               $     21,867          $     24,398            $     27,856
11/30/2003               $     22,341          $     24,655            $     28,101
12/31/2003               $     23,007          $     25,508            $     29,574
1/31/2004                $     23,092          $     26,028            $     30,118
2/29/2004                $     22,827          $     26,194            $     30,537
3/31/2004                $     22,286          $     25,707            $     30,076
4/30/2004                $     21,905          $     25,409            $     29,603
5/31/2004                $     22,494          $     25,882            $     30,009
6/30/2004                $     22,492          $     26,205            $     30,582

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PROVIDED. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE CONTACT YOUR INSURANCE COMPANY.

Total return performance includes changes in share price and reinvestment of all distributions. As reported in the annual report dated December 31, 2003, the Russell 1000 Growth Index is the fund's new benchmark. The Standard & Poor's (S&P) 500 Index was the fund's previous benchmark. The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The S&P 500 Index is an unmanaged index that tracks the performance of 500 widely held largecapitalization US stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

Class B shares (newer class shares) performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. If differences in expenses were reflected, the returns for the periods prior to the inception of the new class of shares would be lower.

Inception date of class A shares (oldest existing share class) is January 1, 1989.

INVESTMENT PORTFOLIO
Stein Roe Growth Stock Fund, Variable Series / June 30, 2004 (Unaudited)

                                                          SHARES            VALUE
                                                     ---------------   ---------------
COMMON STOCKS--99.8%
CONSUMER DISCRETIONARY--11.9%
MEDIA--10.5%
Comcast Corp., Class A (a)                           $       127,300   $     3,568,219
Liberty Media Corp., Class A (a)                             209,700         1,885,203
Liberty Media International, Inc.,
   Class A (a)                                                10,470           388,437
News Corp Ltd., ADR                                           59,500         2,107,490
Time Warner, Inc. (a)                                        184,200         3,238,236
Viacom, Inc., Class B                                        107,300         3,832,756
                                                                       ---------------
                                                                            15,020,341
                                                                       ---------------
SPECIALTY RETAIL--1.4%
Home Depot, Inc.                                              57,400         2,020,480
                                                                       ---------------

CONSUMER STAPLES--13.1%
FOOD & STAPLES RETAILING--7.0%
Costco Wholesale Corp.                                       121,900         5,006,433
Wal-Mart Stores, Inc.                                         96,500         5,091,340
                                                                       ---------------
                                                                            10,097,773
                                                                       ---------------
HOUSEHOLD PRODUCTS--6.1%
Colgate-Palmolive Co.                                         82,500         4,822,125
Procter & Gamble Co.                                          72,400         3,941,456
                                                                       ---------------
                                                                             8,763,581
                                                                       ---------------

ENERGY--3.4%
ENERGY EQUIPMENT & SERVICES--3.4%
Schlumberger Ltd.                                             76,700         4,871,217
                                                                       ---------------

FINANCIALS--7.9%
CAPITAL MARKETS--1.3%
Merrill Lynch & Co., Inc.                                     36,100         1,948,678
                                                                       ---------------
COMMERCIAL BANKS--3.1%
Wells Fargo & Co.                                             76,800         4,395,264
                                                                       ---------------
INSURANCE--3.5%
American International Group, Inc.                            70,300         5,010,984
                                                                       ---------------

HEALTH CARE--21.0%
BIOTECHNOLOGY--2.7%
Amgen, Inc. (a)                                               69,900         3,814,443
                                                                       ---------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.2%
Medtronic, Inc.                                              124,400         6,060,768
                                                                       ---------------
HEALTH CARE PROVIDERS & SERVICES--3.5%
Cardinal Health, Inc.                                         71,800         5,029,590
                                                                       ---------------
PHARMACEUTICALS--10.6%
Johnson & Johnson                                             86,000         4,790,200
Novartis AG, ADR                                             111,700         4,970,650
Pfizer, Inc.                                                 160,800         5,512,224
                                                                       ---------------
                                                                            15,273,074
                                                                       ---------------
INDUSTRIALS--5.0%
INDUSTRIAL CONGLOMERATES--5.0%
General Electric Co.                                         221,100   $     7,163,640
                                                                       ---------------

INFORMATION TECHNOLOGY--37.5%
COMMUNICATIONS EQUIPMENT--3.9%
Cisco Systems, Inc. (a)                                      238,000         5,640,600
                                                                       ---------------
COMPUTERS & PERIPHERALS--2.9%
Dell, Inc. (a)                                               117,600         4,212,432
                                                                       ---------------
IT SERVICES--1.8%
Paychex, Inc.                                                 74,100         2,510,508
                                                                       ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--21.8%
Altera Corp. (a)                                             211,300         4,695,086
Analog Devices, Inc.                                          63,400         2,984,872
Applied Materials, Inc. (a)                                  182,800         3,586,536
ASML Holding NV, Registered
   Shares (a)                                                246,200         4,212,482
Intel Corp.                                                  150,700         4,159,320
Maxim Integrated Products, Inc.                               30,400         1,593,568
Microchip Technology, Inc.                                    71,700         2,261,418
Novellus Systems, Inc. (a)                                   103,300         3,247,752
Xilinx, Inc.                                                 135,700         4,520,167
                                                                       ---------------
                                                                            31,261,201
                                                                       ---------------
SOFTWARE--7.1%
Microsoft Corp.                                              271,600         7,756,896
SAP AG, ADR                                                   58,600         2,450,066
                                                                       ---------------
                                                                            10,206,962
                                                                       ---------------
TOTAL COMMON STOCKS
   (cost of $133,762,190)                                                  143,301,536
                                                                       ---------------

                                                           PAR
                                                     ---------------
SHORT-TERM OBLIGATION--0.5%
Repurchase agreement with State
   Street Bank & Trust Co., dated
   06/30/04, due 07/01/04 at 1.170%,
   collateralized by a U.S. Treasury
   Bond maturing 02/15/20, market
   value $716,483 (repurchase
   proceeds $696,023)
   (cost of $696,000)                                $       696,000           696,000
                                                                       ---------------
TOTAL INVESTMENTS--100.3%
   (cost of $134,458,190) (b)                                              143,997,536
                                                                       ---------------
OTHER ASSETS & LIABILITIES, NET--(0.3)%                                       (376,215)
                                                                       ---------------
NET ASSETS--100.0%                                                     $   143,621,321
                                                                       ===============


NOTES TO INVESTMENT PORTFOLIO:

(a)  Non-income producing security.
(b) Cost for both financial statement and federal income tax purposes is the same.

            ACRONYM              NAME
            -------              ----
              ADR     American Depositary Receipt

                       See Notes to Financial Statements.

STATEMENT OF ASSETS & LIABILITIES
Stein Roe Growth Stock Fund, Variable Series / June 30, 2004 (Unaudited)

ASSETS:
Investments, at cost                                                          $   134,458,190
                                                                              ---------------
Investments, at value                                                         $   143,997,536
Cash                                                                                      932
Receivable for:
   Fund shares sold                                                                    19,470
   Interest                                                                                23
   Dividends                                                                           77,889
   Foreign tax reclaim                                                                    861
Expense reimbursement due from Distributor                                                947
Deferred Trustees' compensation plan                                                    4,394
                                                                              ---------------
     TOTAL ASSETS                                                                 144,102,052
                                                                              ---------------
LIABILITIES:
Payable for:
   Fund shares repurchased                                                            324,166
   Investment advisory fee                                                             64,156
   Administration fee                                                                  18,365
   Transfer agent fee                                                                     604
   Pricing and bookkeeping fees                                                         5,758
   Audit fee                                                                           22,027
   Custody fee                                                                          2,678
   Reports to shareholders                                                             24,657
   Distribution fee--Class B                                                            5,224
Deferred Trustees' fees                                                                 4,394
Other liabilities                                                                       8,702
                                                                              ---------------
     TOTAL LIABILITIES                                                                480,731
                                                                              ---------------
NET ASSETS                                                                    $   143,621,321
                                                                              ===============
COMPOSITION OF NET ASSETS:
Paid-in capital                                                               $   199,892,181
Undistributed net investment income                                                    36,563
Accumulated net realized loss                                                     (65,846,769)
Net unrealized appreciation on investments                                          9,539,346
                                                                              ---------------
NET ASSETS                                                                    $   143,621,321
                                                                              ===============
CLASS A:
Net assets                                                                    $   119,258,382
Shares outstanding                                                                  5,027,228
                                                                              ===============
Net asset value per share                                                     $         23.72
                                                                              ===============
CLASS B:
Net assets                                                                    $    24,362,939
Shares outstanding                                                                  1,030,261
                                                                              ===============
Net asset value per share                                                     $         23.65
                                                                              ===============

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
Stein Roe Growth Stock Fund, Variable Series
For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME:
Dividends                                                                     $       618,608
Interest                                                                                6,610
                                                                              ---------------
   Total Investment Income (net of foreign taxes withheld of $16,071)                 625,218
                                                                              ---------------
EXPENSES:
Investment advisory fee                                                               372,411
Administration fee                                                                    111,723
Distribution fee--Class B                                                              31,393
Transfer agent fee                                                                      3,729
Pricing and bookkeeping fees                                                           21,852
Trustees' fees                                                                          4,185
Custody fee                                                                             4,866
Non-recurring costs (See Note 6)                                                        6,327
Other expenses                                                                         41,827
                                                                              ---------------
   Total Expenses                                                                     598,313
Fees reimbursed by Distributor--Class B                                                (6,601)
Non-recurring costs assumed by Investment Advisor (See Note 6)                         (6,327)
Custody earnings credit                                                                   (10)
                                                                              ---------------
   Net Expenses                                                                       585,375
                                                                              ---------------
Net Investment Income                                                                  39,843
                                                                              ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                                                      942,817
Net change in unrealized appreciation/depreciation on investments                  (4,331,472)
                                                                              ---------------
Net Loss                                                                           (3,388,655)
                                                                              ---------------
Net Decrease in Net Assets from Operations                                    $    (3,348,812)
                                                                              ===============

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Stein Roe Growth Stock Fund, Variable Series

                                                                                     (UNAUDITED)
                                                                                     SIX MONTHS           YEAR
                                                                                        ENDED             ENDED
                                                                                      JUNE 30,         DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS:                                                      2004              2003
----------------------------------                                                 ---------------   ---------------
OPERATIONS:
Net investment income                                                              $        39,843   $       194,171
Net realized gain (loss) on investments                                                    942,817        (9,818,581)
Net change in unrealized appreciation/depreciation on investments                       (4,331,472)       42,042,532
                                                                                   ---------------   ---------------
        Net Increase (Decrease) from Operations                                         (3,348,812)       32,418,122
                                                                                   ---------------   ---------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A                                                                                (188,595)         (506,499)
   Class B                                                                                      --           (55,280)
                                                                                   ---------------   ---------------
        Total Distributions Declared to Shareholders                                      (188,595)         (561,779)
                                                                                   ---------------   ---------------
SHARE TRANSACTIONS:
Class A:
   Subscriptions                                                                         2,011,210         3,816,103
   Distributions reinvested                                                                188,595           506,499
   Redemptions                                                                          (9,795,096)      (24,305,714)
                                                                                   ---------------   ---------------
        Net Decrease                                                                    (7,595,291)      (19,983,112)
                                                                                   ---------------   ---------------
Class B:
   Subscriptions                                                                           961,894         2,725,601
   Distributions reinvested                                                                     --            55,280
   Redemptions                                                                          (1,738,059)       (4,181,212)
                                                                                   ---------------   ---------------
        Net Decrease                                                                      (776,165)       (1,400,331)
                                                                                   ---------------   ---------------
Net Decrease from Share Transactions                                                    (8,371,456)      (21,383,443)
                                                                                   ---------------   ---------------
Total Increase (Decrease) in Net Assets                                                (11,908,863)       10,472,900

NET ASSETS:
Beginning of period                                                                    155,530,184       145,057,284
                                                                                   ---------------   ---------------
End of period (including undistributed net investment income of $36,563 and
   $185,315, respectively)                                                         $   143,621,321   $   155,530,184
                                                                                   ===============   ===============
CHANGES IN SHARES:
Class A:
   Subscriptions                                                                            83,863           175,052
   Issued for distributions reinvested                                                       7,995            28,632
   Redemptions                                                                            (411,395)       (1,172,892)
                                                                                   ---------------   ---------------
        Net Decrease                                                                      (319,537)         (969,208)
                                                                                   ---------------   ---------------
Class B:
   Subscriptions                                                                            39,748           125,961
   Issued for distributions reinvested                                                          --             3,130
   Redemptions                                                                             (73,291)         (201,282)
                                                                                   ---------------   ---------------
        Net Decrease                                                                       (33,543)          (72,191)
                                                                                   ---------------   ---------------

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Stein Roe Growth Stock Fund, Variable Series / June 30, 2004 (Unaudited)

NOTE 1. ORGANIZATION

Stein Roe Growth Stock Fund, Variable Series (the "Fund"), a series of SteinRoe Variable Investment Trust (the "Trust") is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   INVESTMENT GOAL--The Fund seeks long-term growth.

   FUND SHARES--The Fund may issue an unlimited number of shares and offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available exclusively as a pooled funding vehicle for variable annuity contracts ("VA Contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION--Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

   SECURITY TRANSACTIONS--Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

   REPURCHASE AGREEMENTS--The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

   INCOME RECOGNITION--Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

   DETERMINATION OF CLASS NET ASSET VALUES--All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

   FEDERAL INCOME TAX STATUS--The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

   DISTRIBUTIONS TO SHAREHOLDERS--Distributions to shareholders are recorded on ex-date. Dividends from net investment income, if any, are declared and distributed at least annually. Net realized capital gains, if any, are distributed at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution.

NOTE 3. FEDERAL TAX INFORMATION

The tax character of distributions paid during the year ended December 31, 2003 was as follows:

Distributions paid from:

     Ordinary income*                       $  561,779
     Long-term capital gains                        --

- For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2004, based on cost of investments for federal income tax purposes was:

     Unrealized appreciation                $ 19,224,259
     Unrealized depreciation                  (9,684,913)
                                            ------------
       Net unrealized appreciation          $  9,539,346
                                            ============

The following capital loss carryforwards, determined as of December 31, 2003, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

     YEAR OF                                CAPITAL LOSS
    EXPIRATION                              CARRYFORWARD
    ----------                              ------------
       2009                                 $ 28,434,611
       2010                                   28,364,195
       2011                                    9,801,830
                                            ------------
                                            $ 66,600,636
                                            ============

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

Columbia Management Advisors, Inc. ("Columbia") is the investment advisor to the Fund. Prior to April 1, 2004, Columbia was an indirect, wholly owned subsidiary of FleetBoston Financial Corporation ("FleetBoston"). Effective April 1, 2004, FleetBoston, including the Fund's investment advisor, transfer agent and distributor, was acquired by Bank of America Corporation ("BOA"). The acquisition did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

   INVESTMENT ADVISORY FEE--Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets as follows:

AVERAGE DAILY NET ASSETS                    ANNUAL FEE RATE
------------------------                    ---------------
First $1 billion                                 0.50%
Over $1 billion                                  0.45%

   ADMINISTRATION FEE--Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.15% of the Fund's average daily net assets.

   PRICING AND BOOKKEEPING FEES--Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays the total fees received to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays additional fees for pricing services based on the number of securities held by the Fund. For the six months ended June 30, 2004, the Fund's annualized effective pricing and bookkeeping fee rate was 0.029%.

   TRANSFER AGENT FEE--Columbia Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services to the Fund. For such services, the Transfer Agent receives a monthly fee, at the annual rate of $7,500.

For the six months ended June 30, 2004, the Fund's annualized effective transfer agent fee rate was 0.01%.

   DISTRIBUTION FEES--Columbia Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the principal underwriter of the Fund. The Fund has adopted a 12b-1 plan which requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

   FEE WAIVERS--Columbia has voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) would not exceed 0.80% annually of the Fund's average daily net assets. The Distributor has voluntarily agreed to reimburse the Fund's Class B distribution fee in excess of 0.15% when the total operating expenses of the Fund applicable to Class B shares, including distribution fees, are in excess of 0.95% annually of the Class B average daily net assets. Columbia or the Distributor, at their discretion, may revise or discontinue these arrangements any time.

   CUSTODY CREDITS--The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

   FEES PAID TO OFFICERS AND TRUSTEES--The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

   OTHER--Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended June 30, 2004, the Fund paid $763 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2004, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $1,480,356 and $6,611,516, respectively.

NOTE 6. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

   FOREIGN SECURITIES--There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

   INDUSTRY FOCUS--The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

   LEGAL PROCEEDINGS--Columbia, the Distributor, and certain of their affiliates (collectively, "The Columbia Group") have received information requests and subpoenas from various regulatory and law enforcement authorities in connection with their investigations of late trading and market timing in mutual funds, as well as other industry wide issues. The Columbia Group has not uncovered any instances where Columbia or the Distributor were knowingly involved in late trading of mutual fund shares.

On February 24, 2004, the Securities and Exchange Commission ("SEC") filed a civil complaint in the United States District Court for the District of Massachusetts against Columbia and the Distributor, alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual fund shares. Also on February 24, 2004, the New York Attorney General ("NYAG") filed a civil complaint in New York Supreme Court, County of New York against Columbia and the Distributor alleging that Columbia and the Distributor had violated certain New York anti-fraud statutes. If either Columbia or the Distributor is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor or distributor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could prevent Columbia, the Distributor or any company that is an affiliated person of Columbia and the Distributor from serving as an investment advisor or distributor for any registered investment company, including your fund. Your fund has been informed by Columbia and the Distributor that, if these results occur, they will seek exemptive relief from the SEC to permit them to continue to serve as your fund's investment advisor and distributor. There is no assurance that such exemptive relief will be granted. On March 15, 2004, Columbia and the Distributor entered into agreements in principle with the SEC Division of Enforcement and NYAG in settlement of the charges. Under the agreements, Columbia and the Distributor agreed, among other things, to the following conditions: payment of $70 million in disgorgement; payment of $70 million in civil penalties; an order requiring Columbia and the Distributor to cease and desist from violations of the antifraud provisions and other provisions of the federal securities laws; governance changes designed to maintain the independence of the mutual fund boards of trustees and ensure compliance with securities laws and their fiduciary duties; and retention of an independent consultant to review Columbia's and the Distributor's compliance policies and procedures. The agreement requires the final approval of the SEC. In a separate agreement with the NYAG, the Columbia Group has agreed to reduce mutual fund fees by $80 million over a five-year period.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

In connection with the events described in detail above, various parties have filed suit against certain funds, their Boards and/or FleetBoston (and affiliated entities). These suits and certain regulatory investigations are ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

For the six months ended June 30, 2004, Columbia has assumed $6,327 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

FINANCIAL HIGHLIGHTS
Stein Roe Growth Stock Fund, Variable Series--Class B Shares

Selected data for a share outstanding throughout each period is as follows:

                                          (UNAUDITED)
                                          SIX MONTHS                                                                  PERIOD
                                             ENDED                       YEAR ENDED DECEMBER 31,                       ENDED
                                           JUNE 30,           --------------------------------------------         DECEMBER 31,
                                             2004                2003             2002             2001              2000 (a)
                                         ------------         ----------       ----------       ----------         ------------
NET ASSET VALUE, BEGINNING OF PERIOD     $      24.19         $    19.40       $    27.82       $    44.59         $      50.85
                                         ------------         ----------       ----------       ----------         ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)                (0.01)             (0.01)            0.03            (0.02)               (0.12)
Net realized and unrealized gain
   (loss) on investments                        (0.53)              4.85            (8.45)          (10.27)               (6.14)
                                         ------------         ----------       ----------       ----------         ------------
     Total from Investment Operations           (0.54)              4.84            (8.42)          (10.29)               (6.26)
                                         ------------         ----------       ----------       ----------         ------------
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income                         --              (0.05)              --               --(c)                --
In excess of net realized gains                    --                 --               --            (6.48)                  --
                                         ------------         ----------       ----------       ----------         ------------
     Total Distributions Declared to
       Shareholders                                --              (0.05)              --            (6.48)                  --
                                         ------------         ----------       ----------       ----------         ------------
NET ASSET VALUE, END OF PERIOD           $      23.65         $    24.19       $    19.40       $    27.82         $      44.59
                                         ============         ==========       ==========       ==========         ============
Total return (d)(e)                             (2.23)%(f)(g)      25.05%(f)       (30.27)%(f)      (24.80)%(f)          (12.31)%(g)
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL DATA:
Expenses (h)                                     0.95%(i)           0.95%            0.95%            0.95%                0.95%(i)
Net investment income (loss) (h)                (0.11)%(i)         (0.03)%           0.14%           (0.06)%              (0.43)%(i)
Waiver/reimbursement                             0.05%(i)           0.06%            0.07%            0.06%                  --
Portfolio turnover rate                             1%(g)            138%              68%              57%                  65%
Net assets, end of period (000's)        $     24,363         $   25,730       $   22,042       $   32,830         $     20,059

(a) For the period from commencement of operations on June 1, 2000 to December 31, 2000.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Rounds to less than $0.01 per share.
(d)  Total return at net asset value assuming all distributions reinvested.
(e) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would have been reduced.
(f) Had the Investment Advisor and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)  Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i)  Annualized.

STEINROE VARIABLE INVESTMENT TRUST

     INVESTMENT MANAGER AND ADMINISTRATOR
     Columbia Management Advisors, Inc.
     100 Federal Street
     Boston, MA 02110

     TRANSFER AGENT
     Columbia Funds Services, Inc.
     PO Box 8081
     Boston, MA 02266-8081


     IMPORTANT INFORMATION
     A description of the policies and procedures that the funds use to determine how to vote proxies relating to their portfolio securities and a copy of the fund's voting record are available (i) at www.columbiamanagement.com; and (ii) on the Securities and Exchange Commission's website at www.sec.gov.

[KEYPORT LOGO]

P.O. Box 9133
Wellesley Hills, MA 02481

ANN-03/222S-0604 (08/04) 04/1822

2004 SEMIANNUAL REPORT - CLASS B SHARES

STEINROE VARIABLE INVESTMENT TRUST

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable at this time.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not filed Schedule 14A subsequent to the effective date of that Schedule's Item 7(d)(2)(ii)(G). However, it is the registrant's policy to consider candidates for the Board of Trustees/Directors who are recommended by shareholders. A Fund shareholder who wishes to nominate a candidate to the Board may send information regarding prospective candidates to the Fund's Governance Committee, care of the

Fund's Secretary. The information should include evidence of the shareholder's Fund ownership, a full listing of the proposed candidate's education, experience, current employment, date of birth, names and addresses of at least three professional references, information as to whether the candidate is not an "interested person" under the 1940 Act and "independent" under NYSE Listing Standards in relation to the Fund, and such other information as may be helpful to the independent trustees/directors in evaluating the candidate. All satisfactorily completed information packages regarding a candidate will be forwarded to an independent trustee/director for consideration.

ITEM 10. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive officer and principal financial officer, based on his evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

   (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                 SteinRoe Variable Investment Trust
            --------------------------------------------------------------------


By (Signature and Title)     /s/ J. Kevin Connaughton
                        --------------------------------------------------------
                             J. Kevin Connaughton, President and Treasurer


Date                         September 2, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ J. Kevin Connaughton
                        --------------------------------------------------------
                             J. Kevin Connaughton, President and Treasurer


Date                         September 2, 2004
    ----------------------------------------------------------------------------